UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4676

Harbor Funds

(Exact name of registrant as specified in charter)

111 South Wacker Drive, 34th Floor

Chicago, IL 60606-4302

(Address of principal executive offices) (Zip code)

David G. Van Hooser HARBOR FUNDS 111 South Wacker Drive, 34th Floor Chicago, IL 60606-4302	Christopher P. Harvey, Esq. WILMER CULTER PICKERING HALE AND DORR LLP 60 State Street Boston, Massachusetts 02109

(Name and address of agent for service )

Registrant’s telephone number, including area code: (312) 443-4400

Date of fiscal year end: October 31

Date of reporting period: July 31, 2008

ITEM 1 – SCHEDULE OF INVESTMENTS

The following is a copy of the schedules as of the close of the reporting period as set forth in Sections 210.12-12 – 12-14 of Regulation S-X [17 CRF 210.12-12 – 12-14]:

Harbor Funds’ schedules of investments as of July 31, 2008 are included.

ITEM 2 – CONTROLS AND PROCEDURES

(a)	The Principal Executive and Financial Officers concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)	There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3 – EXHIBITS

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed this 24th day of September, 2008 on its behalf by the undersigned, thereunto duly authorized.

HARBOR FUNDS

By:	/s/ David G. Van Hooser
David G. Van Hooser Chairman, President, Trustee And Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

BY:	/s/ David G. Van Hooser David G. Van Hooser	Chairman, President, Trustee and Chief Executive Officer	September 24, 2008

By:	/s/ Anmarie Kolinski Anmarie Kolinski	Treasurer and Chief Financial Officer	September 24, 2008

Quarterly Schedule of

Portfolio Holdings

July 31, 2008

Equity Funds

Domestic Equity

Harbor Capital Appreciation Fund

Harbor Mid Cap Growth Fund

Harbor Small Cap Growth Fund

Harbor Small Company Growth Fund

Harbor Large Cap Value Fund

Harbor Mid Cap Value Fund

Harbor SMID Value Fund

Harbor Small Cap Value Fund

International Equity

Harbor International Fund

Harbor International Growth Fund

Harbor Global Value Fund

Harbor International Equity Funds

Portfolios of Investments

HARBOR INTERNATIONAL FUND	21

HARBOR INTERNATIONAL GROWTH FUND	24

HARBOR GLOBAL VALUE FUND	26

Notes to Portfolios of Investments	28

Harbor Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS—July 31, 2008 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 3.0%)

COMMON STOCKS—97.0%

Shares		Value (000s)

AEROSPACE & DEFENSE—3.3%
2,226,600	Raytheon Co.	$126,760
2,464,690	United Technologies Corp.	157,691

		284,451

BEVERAGES—2.8%
1,695,000	Coca-Cola Co.	87,292
2,226,050	PepsiCo Inc.	148,166

		235,458

BIOTECHNOLOGY—9.5%
2,323,200	Celgene Corp.*	175,378
2,417,100	Genentech Inc.*	230,229
7,577,100	Gilead Sciences Inc.*	409,012

		814,619

CAPITAL MARKETS—4.0%
6,673,100	Charles Schwab Corp.	152,747
706,100	Goldman Sachs Group Inc.	129,951
1,386,900	Lazard Ltd.[1]	56,599

		339,297

COMMON STOCKS—Continued

Shares		Value (000s)

CHEMICALS—3.6%
2,549,500	Monsanto Co.	$303,671

COMMUNICATIONS EQUIPMENT—8.8%
10,625,490	Cisco Systems Inc.*	233,655
3,777,900	Nokia OYJ ADR (FIN)[2]	103,212
3,810,030	QUALCOMM Inc.	210,847
1,635,200	Research In Motion Ltd.*	200,835

		748,549

COMPUTERS & PERIPHERALS—6.7%
1,771,620	Apple Inc.*	281,599
5,432,300	Hewlett-Packard Co.	243,367
1,751,200	NetApp Inc.*	44,743

		569,709

DIVERSIFIED FINANCIAL SERVICES—0.5%
979,400	NYSE Euronext	46,267

ELECTRICAL EQUIPMENT—1.7%
5,670,500	ABB Ltd ADR (SWS)[2]	148,680

ENERGY EQUIPMENT & SERVICES—8.4%
589,900	First Solar Inc.*	168,186
4,774,200	Halliburton Co.	213,980
3,259,200	Schlumberger Ltd.	331,135

		713,301

FOOD & STAPLES RETAILING—5.5%
2,199,400	Costco Wholesale Corp.	137,859
4,400,500	CVS/Caremark Corp.	160,618
2,975,400	Wal-Mart Stores Inc.	174,418

		472,895

HEALTH CARE EQUIPMENT & SUPPLIES—5.2%
1,327,400	Alcon Inc.	228,884
3,146,600	Baxter International Inc.	215,888

		444,772

HEALTH CARE PROVIDERS & SERVICES—1.6%
2,726,100	Medco Health Solutions Inc.*	135,160

HOTELS, RESTAURANTS & LEISURE—1.0%
3,327,400	Marriott International Inc. Cl. A1	86,213

HOUSEHOLD PRODUCTS—2.2%
2,513,000	Colgate-Palmolive Co.	186,640

INDUSTRIAL CONGLOMERATES—1.2%
2,149,400	McDermott International Inc.*	102,462

INTERNET & CATALOG RETAIL—2.5%
2,747,200	Amazon.com Inc.*[1]	209,721

INTERNET SOFTWARE & SERVICES—4.4%
1,425,400	Akamai Technologies Inc.*[1]	33,269
717,000	Google Inc. Cl. A*	339,679

		372,948

IT SERVICES—3.9%
3,942,700	Infosys Technologies Ltd. ADR (IND)[1,2]	155,303
2,401,900	VISA Inc.*	175,483

		330,786

LIFE SCIENCE TOOLS & SERVICES—2.1%
2,967,800	Thermo Fisher Scientific Inc*[1]	179,611

MEDIA—1.5%
4,151,000	Walt Disney Co.	125,983

2

Harbor Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

OIL, GAS & CONSUMABLE FUELS—3.6%
2,107,200	Occidental Petroleum Corp.	$166,111
2,393,900	Southwestern Energy Co.*	86,922
1,228,300	XTO Energy Inc.	58,013

		311,046

PHARMACEUTICALS—7.1%
3,541,300	Abbott Laboratories	199,517
3,055,900	Elan Corp. plc ADR (IE)*[2]	61,271
4,139,300	Mylan Inc.*[1]	53,686
3,838,600	Teva Pharmaceutical Industries Ltd. ADR (IL)[2]	172,123
3,054,000	Wyeth	123,748

		610,345

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.8%
5,854,200	Nvidia Corp.*	66,972

SOFTWARE—3.8%
4,222,650	Adobe Systems Inc.*	174,607
5,847,440	Microsoft Corp.	150,396

		325,003

TEXTILES, APPAREL & LUXURY GOODS—1.3%
1,829,100	Nike Inc. Cl. B	107,332

TOTAL COMMON STOCKS (Cost $7,148,535)		8,271,891

SHORT-TERM INVESTMENTS—4.6%
Principal Amount (000s)		Value (000s)

REPURCHASE AGREEMENTS
$239,067	Repurchase Agreement with State Street Corp. dated July 31, 2008 due August 1, 2008 at 1.100% collateralized by U.S. Treasury Notes (market value $239,074)	$239,067

Shares
SECURITIES LENDING COLLATERAL
147,981,321	State Street Navigator Securities Lending Prime Portfolio (1-day yield of 2.680%)	147,981

TOTAL SHORT-TERM INVESTMENTS (Cost $387,048)		387,048

TOTAL INVESTMENTS—101.6% (Cost $7,535,583)		8,658,939

CASH AND OTHER ASSETS, LESS LIABILITIES—(1.6)%		(127,765)

TOTAL NET ASSETS—100.0%		$8,531,174

*	Non-income producing security.

1	A portion or all of this security was out on loan at July 31, 2008.

2	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

(FIN)	Finland.

(IE)	Ireland.

(IL)	Israel.

(IND)	India.

(SWS)	Switzerland.

The accompanying notes are an integral part of the portfolio of investments.

3

Harbor Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS—July 31, 2008 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 8.0%)

COMMON STOCKS—92.0%

Shares		Value (000s)

AEROSPACE & DEFENSE—1.7%
369,895	Rolls-Royce Group plc (UK)	$2,627
104,900	Teledyne Technologies Inc.*	6,598

		9,225

BIOTECHNOLOGY—5.7%
41,300	Alexion Pharmaceuticals Inc.*	3,872
179,100	Alkermes Inc.*[1]	2,821
176,400	Amylin Pharmaceuticals Inc.*[1]	5,565
131,525	Cephalon Inc.*[1]	9,622
31,800	ImClone Systems Inc.*	2,033
89,700	Onyx Pharmaceuticals Inc.*[1]	3,633
152,100	Regeneron Pharmaceuticals Inc.*[1]	3,329

COMMON STOCKS—Continued

Shares		Value (000s)

BIOTECHNOLOGY—Continued
36,300	ZymoGenetics Inc.*[1]	$312

		31,187

CAPITAL MARKETS—0.9%
74,497	Julius Baer Holding Ltd. (SWS)	4,765

CHEMICALS—3.2%
137,800	FMC Corp.	10,248
134,500	Terra Industries Inc.[1]	7,263

		17,511

COMMERCIAL BANKS—0.4%
71,400	Comerica Inc.	2,051

COMMERCIAL SERVICES & SUPPLIES—1.3%
252,400	Covanta Holding Corp.*[1]	7,103

COMMUNICATIONS EQUIPMENT—1.2%
104,900	Comverse Technology Inc.*	1,571
178,200	NICE Systems Ltd. ADR (IL)*[2]	5,268

		6,839

COMPUTERS & PERIPHERALS—1.1%
241,700	NetApp Inc.*	6,175

CONSTRUCTION & ENGINEERING—2.0%
226,100	Aecom Technology Corp.*	6,437
134,100	Chicago Bridge & Iron Company N.V. (NET)	4,394

		10,831

CONTAINERS & PACKAGING—0.9%
33,100	Ball Corp.	1,476
321,711	Rexam plc (UK)	2,425
47,400	Sealed Air Corp.[1]	1,029

		4,930

ELECTRONIC EQUIPMENT & INSTRUMENTS—4.1%
269,800	FLIR Systems Inc.*[1]	10,992
46,500	Itron Inc.*	4,293
1,520,700	Kingboard Chemical Holdings Ltd. (HK)	7,310

		22,595

FOOD & STAPLES RETAILING—1.5%
213,800	BJ’s Wholesale Club Inc.*[1]	8,024

HEALTH CARE EQUIPMENT & SUPPLIES—2.7%
175,800	Mindray Medical Intl. Ltd. Cl. A Sponsord ADR (CHN)[1,2]	7,023
162,700	St. Jude Medical Inc.*	7,579

		14,602

HEALTH CARE PROVIDERS & SERVICES—1.8%
172,900	McKesson Corp.	9,681

HOTELS, RESTAURANTS & LEISURE—0.3%
41,300	Ctrip.com International Ltd. ADR (CHN)[2]	1,862

HOUSEHOLD DURABLES—3.5%
456,600	Jarden Corp.*[1]	10,972
148,400	Snap-on Inc.	8,353

		19,325

INTERNET SOFTWARE & SERVICES—3.4%
502,900	Ariba Inc.*	8,253
8,000	Baidu.com Inc. Sponsored ADR (CHN)*[2]	2,777
96,700	Equinix Inc.*[1]	7,868

		18,898

4

Harbor Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

IT SERVICES—3.3%
79,600	Global Payments Inc.	$3,525
539,500	Western Union Co.	14,912

		18,437

LIFE SCIENCES TOOLS & SERVICES—3.1%
128,400	Charles River Laboratories International Inc.*	8,533
220,100	Pharmaceutical Product Development Inc.	8,395

		16,928

MACHINERY—7.1%
27,700	Cummins Inc.	1,838
43,010	Flowserve Corp.	5,735
1,006,024	Hansen Transmissions Int. (BEL)	6,261
217,600	Manitowoc Inc.	5,736
129,500	PACCAR Inc.[1]	5,447
161,000	Pall Corp.	6,508
159,600	Titan International Inc.[1]	7,375

		38,900

MEDIA—4.7%
237,800	DreamWorks Animation SKG Cl. A*	7,063
216,900	Focus Media Holding Ltd. ADR (CHN)*[1,2]	6,444
196,500	Interactive Data Corp.	5,659
195,700	Marvel Entertainment Inc.*[1]	6,791

		25,957

METALS & MINING—3.8%
85,900	Century Aluminum Co.*	5,104
54,900	Freeport-McMoRan Copper & Gold Inc. CL B	5,312
171,000	Steel Dynamics Inc.	5,417
32,500	United States Steel Corp.[1]	5,212

		21,045

MULTILINE RETAIL—1.0%
134,900	Kohl’s Corp.*	5,654

OIL, GAS & CONSUMABLE FUELS—9.3%
119,300	Arch Coal Inc.	6,718
238,700	Cameco Corp. ADR (CAN)[2]	8,576
142,600	Chesapeake Energy Corp.[1]	7,151
82,900	CONSOL Energy Inc.	6,167
268,000	El Paso Corp.	4,805
66,300	EOG Resources Inc.[1]	6,665
98,400	Forest Oil Corp.*	5,612
74,700	Ultra Petroleum Corp.*	5,332

		51,026

PHARMACEUTICALS—3.2%
101,300	Auxilium Pharmaceuticals Inc.*[1]	3,758
263,377	Elan Corp. plc ADR (IE)*[2]	5,281
112,000	Medicines Co.*[1]	2,488
322,900	Shionogi & Co. Ltd. (JP)	6,330

		17,857

ROAD & RAIL—1.1%
112,400	Kansas City Southern*[1]	6,182

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.2%
235,200	Atheros Communications, Inc.*	7,291
144,100	Lam Research Corp.*	4,739

		12,030

COMMON STOCKS—Continued

Shares		Value (000s)

SOFTWARE—9.6%
214,400	BMC Software, Inc.*	$7,052
238,900	McAfee Inc.*	7,824
138,500	Micros Systems Inc.*	4,388
200,300	Net 1 UEPS Technologies Inc.*	4,723
324,700	Nuance Communications Inc.*	5,039
478,400	Red Hat Inc.*	10,228
185,100	Solera Holdings Inc.*	5,366
82,216	Ubisoft Entertainment SA (FR)*	8,142

		52,762

SPECIALTY RETAIL—5.2%
182,600	Advance Auto Parts Inc.	7,503
94,600	Aeropostale Inc.*	3,051
305,700	Dick’s Sporting Goods Inc.*	5,365
371,500	Gap Inc.	5,989
298,150	Staples Inc.	6,708

		28,616

TEXTILES, APPAREL & LUXURY GOODS—1.2%
510,700	Asics Corp. (JP)	4,776
157,700	Liz Claiborne Inc.[1]	2,061

		6,837

WIRELESS TELECOMMUNICATION SERVICES—1.5%
513,200	MetroPCS Communications Inc.*[1]	8,534

TOTAL COMMON STOCKS (Cost $485,139)		506,369

5

Harbor Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

SHORT-TERM INVESTMENTS—30.2%
Principal Amount (000s)		Value (000s)

REPURCHASE AGREEMENTS
$35,508	Repurchase Agreement with Bank of America dated July 31, 2008 due August 1, 2008 at 2.030% collateralized by U.S. Treasury Notes (market value $35,510)	$35,508

Shares
SECURITIES LENDING COLLATERAL
132,261,448	State Street Navigator Securities Lending Prime Portfolio (1-day yield of 2.680%)	132,261

TOTAL SHORT-TERM INVESTMENTS (Cost $167,769)		167,769

TOTAL INVESTMENTS—122.2% (Cost $652,908)		674,138

CASH AND OTHER ASSETS, LESS LIABILITIES—(22.2)%		(123,562)

TOTAL NET ASSETS—100.0%		$550,576

*	Non-income producing security.

1	A portion or all of this security was out on loan at July 31, 2008.

2	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

(BEL)	Belgium.

(CAN)	Canada.

(CHN)	China.

(FR)	France.

(HK)	Hong Kong.

(IE)	Ireland.

(IL)	Israel.

(JP)	Japan.

(NET)	Netherlands.

(SWS)	Switzerland.

(UK)	United Kingdom.

The accompanying notes are an integral part of the portfolio of investments.

6

Harbor Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS—July 31, 2008 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 4.9%)

COMMON STOCKS—95.1%

Shares		Value (000s)

AEROSPACE & DEFENSE—1.0%
139,900	TransDigm Group Inc.*	$5,150

BIOTECHNOLOGY—11.6%
241,210	Alexion Pharmaceuticals Inc.*	22,613
806,100	Human Genome Sciences Inc.*	5,344
345,150	OSI Pharmaceuticals Inc.*	18,165
82,550	United Therapeutics Corp.*	9,360
198,350	Vertex Pharmaceuticals Inc.*	6,843

		62,325

COMMERCIAL BANKS—1.9%
355,450	Signature Bank*	10,461

COMMERCIAL SERVICES & SUPPLIES—1.9%
425,400	GEO Group Inc.*	10,227

COMMON STOCKS—Continued

Shares		Value (000s)

COMMUNICATIONS EQUIPMENT—2.4%
419,650	Polycom Inc.*	$9,904
201,800	Riverbed Technology Inc.*	3,203

		13,107

CONSTRUCTION & ENGINEERING—1.5%
292,400	Perini Corp.*	8,000

DIVERSIFIED CONSUMER SERVICES—5.6%
73,400	American Public Education Inc.*	3,335
635,529	Corinthian Colleges Inc.*	10,010
120,400	New Oriental Education & Technology Group Inc. ADR (CHN)*[1]	8,428
951,700	Stewart Enterprises Inc. Cl. A	8,480

		30,253

ENERGY EQUIPMENT & SERVICES—11.8%
426,550	Complete Production Services Inc.*	13,581
190,710	Exterran Holdings Inc.*	10,760
247,650	NATCO Group Inc. Cl. A*	11,801
237,350	Oil States International Inc.*	13,026
306,150	Superior Energy Services Inc.*	14,521

		63,689

FOOD PRODUCTS—0.5%
622,645	Agria Corp. ADR (CHN)*[1]	2,771

HEALTH CARE EQUIPMENT & SUPPLIES—6.9%
851,950	ev3 Inc.*	8,221
478,707	Immucor Inc.*	14,423
319,900	Masimo Corp.*	12,083
211,000	Palomar Medical Technologies Inc.*	2,699

		37,426

HEALTH CARE PROVIDERS & SERVICES—2.3%
317,600	Gentiva Health Services Inc.*	8,112
316,450	Sun Healthcare Group Inc.*	4,522

		12,634

HOTELS, RESTAURANTS & LEISURE—0.3%
188,164	Texas Roadhouse Inc.*	1,746

INSURANCE—1.0%
229,350	Tower Group Inc.	5,225

INTERNET SOFTWARE & SERVICES—4.8%
517,150	CyberSource Corp.*	9,179
1,644,776	SkillSoft plc ADR (IE)*[1]	16,859

		26,038

IT SERVICES—1.3%
1,112,250	Sapient Corp.*	7,185

LIFE SCIENCES TOOLS & SERVICES—1.8%
139,900	Dionex Corp.*	9,726

MACHINERY—6.0%
326,154	Actuant Corp. Cl. A	9,935
114,650	Colfax Corporation*	3,129
85,870	Lindsay Corp.	7,923
337,628	RBC Bearings Inc.*	11,233

		32,220

MARINE—1.0%
286,650	Safe Bulkers Inc.*	5,432

METALS & MINING—0.9%
373,800	Horsehead Holding Corp.*	4,560

7

Harbor Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

OIL, GAS & CONSUMABLE FUELS—6.4%
290,100	Aegean Marine Petroleum Network Inc. (GRC)	$10,502
89,450	Carrizo Oil & Gas Inc.*	4,503
136,450	Foundation Coal Holdings Inc.	8,105
424,250	Quicksilver Resources Inc.*	11,098

		34,208

PERSONAL PRODUCTS—0.8%
348,600	Bare Escentuals Inc.*	4,023

PHARMACEUTICALS—3.3%
1,210,850	Adolor Corp.*	4,856
517,150	Medicines Co.*	11,486
579,050	Santarus Inc.*	1,384

		17,726

REAL ESTATE INVESTMENT TRUSTS (REITs)—0.9%
509,100	DiamondRock Hospitality Co.	4,694

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—5.4%
368,050	ATMI Inc.*	8,292
895,815	ON Semiconductor Corp.*	8,412
1,730,250	PMC-Sierra Inc.*	12,527

		29,231

SOFTWARE—10.7%
570,019	Informatica Corp.*	9,229
354,323	Net 1 UEPS Technologies Inc.*	8,355
1,155,800	Nuance Communications Inc.*	17,938
697,150	Quest Software Inc.*	10,534
233,900	Solera Holdings Inc.*	6,781
231,541	Verint Systems Inc.*	4,978

		57,815

COMMON STOCKS—Continued

Shares		Value (000s)

SPECIALTY RETAIL—1.0%
526,300	Bebe Stores Inc.	$5,458

TEXTILES, APPAREL & LUXURY GOODS—0.9%
408,200	Iconix Brand Group Inc.*	4,898

TRADING COMPANIES & DISTRIBUTORS—1.2%
128,400	Watsco Inc.	6,403

TOTAL COMMON STOCKS (Cost $433,201)		512,631

SHORT-TERM INVESTMENTS—4.2%
(Cost $22,643)
Principal Amount (000s)
REPURCHASE AGREEMENTS
$22,643	Repurchase Agreement with State Street Corp. dated July 31, 2008 due August 1, 2008 at 1.200% collateralized by Federal Home Loan Bank Notes (market value $23,100)	22,643

TOTAL INVESTMENTS—99.3% (Cost $455,844)		535,274

CASH AND OTHER ASSETS, LESS LIABILITIES—0.7%		3,960

TOTAL NET ASSETS—100.0%		$539,234

*	Non-income producing security.

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

(CHN)	China.

(GRC)	Greece.

(IE)	Ireland.

The accompanying notes are an integral part of the portfolio of investments.

8

Harbor Small Company Growth Fund

PORTFOLIO OF INVESTMENTS—July 31, 2008 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 3.9%)

COMMON STOCKS—96.1%

Shares		Value (000s)

AEROSPACE & DEFENSE—2.5%
20,815	LMI Aerospace Inc.*	$384
7,080	Triumph Group Inc.	375

		759

AIR FREIGHT & LOGISTICS—1.7%
11,000	Atlas Air Worldwide Holdings Inc.*	529

COMMON STOCKS—Continued

Shares		Value (000s)

BIOTECHNOLOGY—1.0%
14,080	Cubist Pharmaceuticals Inc.*	$319

BUILDING PRODUCTS—1.5%
3,565	Ameron International Corp.	461

CAPITAL MARKETS—1.0%
15,605	FCStone Group Inc.*	301

CHEMICALS—1.2%
16,176	Zoltek Companies Inc.*	361

COMMERCIAL SERVICES & SUPPLIES—3.6%
32,073	Cenveo Inc.*	296
27,300	Hill International Inc.*	463
40,780	On Assignment Inc.*	348

		1,107

COMMUNICATIONS EQUIPMENT—2.4%
10,000	CommScope Inc.*	446
38,000	Harmonic Inc.*	296

		742

CONSTRUCTION & ENGINEERING—1.0%
5,500	Northwest Pipe Co.*	320

CONSUMER FINANCE—1.6%
984	EZCORP Inc. Cl. A*	18
13,929	World Acceptance Corp.*	456

		474

DISTRIBUTORS—1.9%
28,770	LKQ Corp.*	590

ELECTRICAL EQUIPMENT—3.0%
24,605	JA Solar Holdings Co Ltd. Sponsored ADR (CYM)*[1]	373
11,799	Woodward Governor Co.	531

		904

ELECTRONIC EQUIPMENT & INSTRUMENTS—1.6%
43,350	TTM Technologies Inc.*	488

ENERGY EQUIPMENT & SERVICES—9.1%
8,280	Dawson Geophysical Co.*	543
5,335	Dril-Quip Inc.*	289
22,865	Global Industrials Ltd.*	273
23,280	ION Geophysical Corp.*	372
16,280	Key Energy Services Inc.*	261
15,710	Pioneer Drilling Co.*	250
6,685	Superior Energy Services Inc.*	317
12,435	Willbros Group Inc. ADR (PAN)*[1]	467

		2,772

FOOD & STAPLES RETAILING—3.4%
11,480	Andersons Inc.	522
7,000	Central European Distribution Corp.*	511

		1,033

HEALTH CARE EQUIPMENT & SUPPLIES—4.2%
19,410	Cynosure Inc.*	480
10,240	Inverness Medical Innovations Inc.*	345
13,975	ZOLL Medical Corp.*	440

		1,265

HEALTH CARE PROVIDERS & SERVICES—9.3%
19,608	Bio-Reference Laboratories Inc.*	507
12,854	Genoptix Inc.*	375
19,635	inVentiv Health Inc.*	474

9

Harbor Small Company Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

HEALTH CARE PROVIDERS & SERVICES—Continued
14,650	IPC The Hospitalist Co Inc.*	$316
19,760	LHC Group Inc.*	554
12,625	PharMerica Corp.*	299
22,000	Sun Healthcare Group Inc.*	314

		2,839

HEALTH CARE TECHNOLOGY—0.9%
14,240	Phase Forward Inc.*	262

HOTELS, RESTAURANTS & LEISURE—3.0%
19,355	Scientific Games Corp. Cl. A*	587
36,000	Texas Roadhouse Inc.*	334

		921

HOUSEHOLD DURABLES—1.9%
24,320	Jarden Corp.*	584

INSURANCE—1.0%
14,488	National Interstate Corp.	291

INTERNET SOFTWARE & SERVICES—3.9%
41,055	Interwoven Inc.*	578
12,585	j2 Global Communications Inc.*	302
45,083	Website Pros Inc.*	300

		1,180

LIFE SCIENCES TOOLS & SERVICES—1.3%
10,000	Kendle International Inc.*	412

MACHINERY—6.0%
10,698	Actuant Corp. Cl. A	326
19,625	Barnes Group Inc.	443
50,245	Flow International Corp.*	335
8,582	Robbins & Myers Inc.	436
10,228	Titan Machinery Inc.*	280

		1,820

MARINE—2.6%
5,045	DryShips Inc. ADR (GRC)[1]	389
33,100	Horizon Lines Inc.	391

		780

MEDIA—1.0%
17,365	DG FastChannel*	295

OIL, GAS & CONSUMABLE FUELS—1.1%
11,431	ATP Oil & Gas Corp.*	325

PERSONAL PRODUCTS—1.3%
6,000	Chattem Inc.*	387

PHARMACEUTICALS—3.3%
17,060	Medicines Co.*	379
21,239	Sciele Pharma Inc.	396

COMMON STOCKS—Continued

Shares		Value (000s)

PHARMACEUTICALS—Continued
18,136	Viropharma Inc.*	$223

		998

ROAD & RAIL—3.0%
25,550	Heartland Express Inc.	435
12,805	Old Dominion Freight Line Inc.*	470

		905

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—7.9%
21,870	Diodes Inc.*	568
78,320	Emcore Corp.*	385
25,000	IXYS Corp.*	306
15,000	Monolithic Power Systems Inc.*	326
63,285	ON Semiconductor Corp.*	594
30,090	Silicon Motion Technology Corp. ADR (TW)*[1]	224

		2,403

SOFTWARE—5.2%
29,189	Double-Take Software Inc.*	322
12,685	Micros Systems Inc.*	402
42,840	Radiant Systems Inc.*	489
51,271	Smith Micro Software Inc.*	369

		1,582

SPECIALTY RETAIL—1.3%
89,335	Wet Seal Inc.*	392

TEXTILES, APPAREL & LUXURY GOODS—1.4%
35,000	Iconix Brand Group Inc.*	420

TOTAL COMMON STOCKS (Cost $30,226)		29,221

SHORT-TERM INVESTMENTS—5.5%
(Cost $1,675)
Principal Amount (000s)

REPURCHASE AGREEMENTS
$1,675	Repurchase Agreement with State Street Corp. dated July 31, 2008 due August 1, 2008 at 1.200% collateralized by Federal National Mortgage Association (market value $1,710)	1,675

TOTAL INVESTMENTS—101.6% (Cost $31,901)		30,896

CASH AND OTHER ASSETS, LESS LIABILITIES—(1.6)%		(499)

TOTAL NET ASSETS—100.0%		$30,397

*	Non-income producing security.

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

(CYM)	Cayman Islands.

(GRC)	Greece.

(PAN)	Panama.

(TW)	Taiwan.

The accompanying notes are an integral part of the portfolio of investments.

10

Harbor Large Cap Value Fund

PORTFOLIO OF INVESTMENTS—July 31, 2008 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 3.3%)

COMMON STOCKS—96.7%

Shares		Value (000s)

AEROSPACE & DEFENSE—5.8%
30,800	Boeing Co.	$1,882
35,200	General Dynamics Corp.	3,138
27,500	L-3 Communications Holdings Inc.	2,714
51,500	Lockheed Martin Corp.	5,373

		13,107

AIR FREIGHT & LOGISTICS—1.2%
42,500	United Parcel Service Inc. Cl. B	2,681

AIRLINES—0.7%
172,100	Cathay Pacific Airways Ltd. ADR (HK)[1]	1,648

BEVERAGES—0.9%
28,000	Diageo plc ADR (UK)[1]	1,971

CAPITAL MARKETS—3.1%
12,100	BlackRock Inc. Cl. A	2,622
22,900	Franklin Resources Inc.	2,304
54,100	Morgan Stanley	2,136

		7,062

CHEMICALS—0.4%
30,100	Dow Chemical Co.	1,003

COMMERCIAL BANKS—5.4%
39,200	HSBC Holdings plc ADR (UK)[1]	3,234
130,100	U.S. Bancorp	3,982
67,400	Wachovia Corp.	1,164
127,600	Wells Fargo & Co.	3,862

		12,242

COMMUNICATIONS EQUIPMENT—3.8%
178,200	Corning Inc.	3,566
42,600	Harris Corp.	2,051
74,300	Nokia OYJ ADR (FIN)[1]	2,030
18,900	QUALCOMM Inc.	1,046

		8,693

COMPUTERS & PERIPHERALS—2.1%
17,000	International Business Machines Corp.	2,176
173,600	Seagate Technology	2,599

		4,775

CONSTRUCTION MATERIALS—1.6%
49,700	Holcim Ltd.—Registered (SWS)	3,547

DIVERSIFIED FINANCIAL SERVICES—5.8%
143,200	Bank of America Corp.	4,711
189,800	Citigroup Inc.	3,547
119,400	JPMorgan Chase & Co.	4,851

		13,109

DIVERSIFIED TELECOMMUNICATION SERVICES—2.5%
97,200	AT&T Inc.	2,995
76,800	Verizon Communications Inc.	2,614

		5,609

ELECTRIC UTILITIES—3.4%
49,500	E.ON AG ADR (GER)[1]	3,131
6,500	Exelon Corp.	511
64,600	FPL Group Inc.	4,169

		7,811

ENERGY EQUIPMENT & SERVICES—2.8%
42,100	Schlumberger Ltd.	4,277
14,459	Transocean Inc.	1,967

		6,244

11

Harbor Large Cap Value Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

FOOD & STAPLES RETAILING—3.1%
16,600	Costco Wholesale Corp.	$1,040
59,600	Shoppers Drug Mart Corp. (CAN)	3,164
29,600	Wal-Mart de Mexico SAB de CV ADR (MEX)[1]	1,201
27,000	Wal-Mart Stores Inc.	1,583

		6,988

FOOD PRODUCTS—0.9%
71,700	Archer Daniels Midland Co.	2,053

GAS UTILITIES—1.2%
47,800	Sempra Energy	2,684

HEALTH CARE EQUIPMENT & SUPPLIES—2.3%
96,400	Medtronic Inc.	5,093

HOTELS, RESTAURANTS & LEISURE—2.4%
47,700	Carnival Corp.	1,762
59,600	McDonald’s Corp.	3,563

		5,325

HOUSEHOLD DURABLES—0.9%
57,800	Garmin Ltd.	2,062

HOUSEHOLD PRODUCTS—2.1%
71,800	Procter & Gamble Co.	4,701

INDUSTRIAL CONGLOMERATES—2.1%
166,900	General Electric Co.	4,722

INSURANCE—9.1%
53,400	ACE Ltd	2,707
93,400	Aflac Inc.	5,194
45,900	Allstate Corp.	2,121
123,100	American International Group Inc.	3,207
163,200	HCC Insurance Holdings Inc.	3,696
70,400	MetLife Inc.	3,574

		20,499

LEISURE EQUIPMENT & PRODUCTS—0.4%
49,900	Mattel Inc.	1,000

MACHINERY—0.5%
25,150	PACCAR Inc.	1,058

MEDIA—0.9%
70,400	Walt Disney Co.	2,137

METALS & MINING—0.6%
43,100	Alcoa Inc.	1,455

MULTILINE RETAIL—0.4%
35,000	Nordstrom Inc.	1,006

OIL, GAS & CONSUMABLE FUELS—12.8%
18,400	Apache Corp.	2,064
36,000	Chevron Corp.	3,044
1,428,000	CNOOC Ltd. (HK)*	2,149
26,800	Devon Energy Corp.	2,543
69,800	Exxon Mobil Corp.	5,614
94,800	Marathon Oil Corp.	4,690
54,500	Petro-Canada (CAN)	2,522
81,600	Total SA (FR)	6,288

		28,914

PHARMACEUTICALS—6.4%
109,400	Abbott Laboratories	6,164
62,400	Johnson & Johnson	4,273
56,800	Pfizer Inc.	1,060
67,800	Teva Pharmaceutical Industries Ltd. ADR (IL)[1]	3,040

		14,537

COMMON STOCKS—Continued

Shares		Value (000s)

REAL ESTATE INVESTMENT TRUSTS (REITs)—2.8%
13,200	Alexandria Real Estate Equities Inc.	$1,363
58,900	British Land Co. plc (UK)	820
31,300	Corporate Office Properties Trust	1,217
23,300	ProLogis	1,139
10,000	Public Storage Inc.	819
11,100	Simon Property Group Inc.	1,028

		6,386

REAL ESTATE MANAGEMENT & DEVELOPMENT—0.3%
238,800	Hongkong Land Holdings Ltd. (HK)*	986

ROAD & RAIL—0.5%
14,800	Norfolk Southern Corp.	1,064

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.9%
98,800	Intel Corp.	2,192
64,700	Microchip Technology Inc.	2,066

		4,258

SOFTWARE—1.8%
159,200	Microsoft Corp.	4,095

SPECIALTY RETAIL—0.5%
23,000	H&M Hennes & Mauritz Ab Series B (SW)	1,235

TEXTILES, APPAREL & LUXURY GOODS—1.2%
46,800	Nike Inc. Cl. B	2,746

TOBACCO—1.1%
123,000	Altria Group Inc.	2,503

WIRELESS TELECOMMUNICATION SERVICES—1.0%
21,100	America Movil SAB de CV Series L ADR (MEX)[1]	1,065
17,700	China Mobile Ltd. ADR (HK)[1]	1,183

		2,248

TOTAL COMMON STOCKS (Cost $232,096)		219,257

12

Harbor Large Cap Value Fund

PORTFOLIO OF INVESTMENTS—Continued

SHORT-TERM INVESTMENTS—4.0%
(Cost $8,991)
Principal Amount (000s)		Value (000s)

REPURCHASE AGREEMENTS
$8,991	Repurchase Agreement with State Street Corp. dated July 31, 2008 due August 1, 2008 at 1.200% collateralized by Federal Home Loan Bank Notes (market value $9,175)	$8,991

TOTAL INVESTMENTS—100.7% (Cost $241,087)		228,248

CASH AND OTHER ASSETS, LESS LIABILITIES—(0.7)%		(1,674)

TOTAL NET ASSETS—100.0%		$226,574

*	Non-income producing security.

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

(CAN)	Canada.

(FIN)	Finland.

(FR)	France.

(GER)	Germany.

(HK)	Hong Kong.

(IL)	Israel.

(MEX)	Mexico.

(SW)	Sweden.

(SWS)	Switzerland.

(UK)	United Kingdom.

The accompanying notes are an integral part of the portfolio of investments.

13

Harbor Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS—July 31, 2008 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 1.1%)

COMMON STOCKS—98.9%

Shares		Value (000s)

AEROSPACE & DEFENSE—0.6%
7,600	Goodrich Corp.	$373

AUTO COMPONENTS—0.9%
21,900	American Axle & Manufacturing Holdings Inc.[1]	129
6,200	Autoliv Inc. (SW)[1]	242
9,000	Goodyear Tire & Rubber Co.*	177

		548

AUTOMOBILES—1.3%
19,900	Harley-Davidson Inc.	753

BEVERAGES—1.8%
19,900	Coca-Cola Enterprises Inc.[1]	337
18,300	Pepsi Bottling Group Inc.[1]	510
8,800	PepsiAmericas Inc.	208

		1,055

BUILDING PRODUCTS—1.9%
24,300	Lennox International Inc.[1]	868
13,300	Masco Corp.[1]	219

		1,087

CHEMICALS—3.9%
12,700	A. Schulman Inc.[1]	295
6,900	Eastman Chemical Co.[1]	414
11,800	Lubrizol Corp.	588
8,000	PPG Industries Inc.[1]	485
4,500	Sensient Technologies Corp.[1]	140
15,100	Valspar Corp.[1]	327

		2,249

COMMERCIAL BANKS—5.7%
28,236	Banco Latinoamericano de Exportaciones S.A. (PAN)[1]	518
18,100	Central Pacific Financial Corp.	200
32,400	Colonial BancGroup Inc.	216
27,600	Comerica Inc.[1]	793
24,000	Fifth Third Bancorp[1]	335
26,300	Huntington Bancshares Inc.[1]	185
25,400	KeyCorp[1]	268
29,100	Regions Financial Corp.[1]	276
9,100	UnionBanCal Corp.	489

		3,280

COMMERCIAL SERVICES & SUPPLIES—2.5%
18,000	IKON Office Solutions Inc.[1]	257
29,400	R.R. Donnelley & Sons Co.	785
43,300	Steelcase Inc. Cl. A1	431

		1,473

COMMUNICATIONS EQUIPMENT—0.4%
132,500	3Com Corporation*	249

COMPUTERS & PERIPHERALS—3.8%
16,100	Lexmark International Inc. Cl. A*[1]	565
53,000	Seagate Technology[1]	793
37,000	Sun Microsystems Inc.*[1]	393
15,700	Western Digital Corp.*[1]	452

		2,203

CONSUMER FINANCE—0.4%
8,551	Advanta Corp. Cl. B1	68
15,900	AmeriCredit Corp.*[1]	139

		207

14

Harbor Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

DIVERSIFIED FINANCIAL SERVICES—1.5%
31,200	CIT Group Inc.[1]	$265
25,900	Financial Federal Corp.[1]	597

		862

DIVERSIFIED TELECOMMUNICATION SERVICES—1.0%
14,800	CenturyTel Inc.	550

ELECTRIC UTILITIES—3.5%
10,200	American Electric Power Company Inc.	403
17,600	Pepco Holdings Inc.	439
12,700	Pinnacle West Capital Corp.	426
9,200	Progress Energy Inc.[1]	389
17,100	Westar Energy Inc.[1]	378

		2,035

ELECTRICAL EQUIPMENT—1.3%
19,200	A. O. Smith Corp.[1]	762

ELECTRONIC EQUIPMENT & INSTRUMENTS—0.8%
55,300	Kemet Corp.*[1]	75
27,700	Sanmina-SCI Corp.*[1]	49
11,300	Technitrol Inc.[1]	158
23,300	Vishay Intertechnology Inc.*	209

		491

ENERGY EQUIPMENT & SERVICES—3.1%
32,100	Patterson-UTI Energy Inc.[1]	912
14,800	Tidewater Inc.[1]	887

		1,799

FOOD & STAPLES RETAILING—1.7%
15,100	Safeway Inc.[1]	403
21,600	SUPERVALU Inc.[1]	553

		956

FOOD PRODUCTS—1.5%
28,600	Del Monte Foods Co.	243
4,600	Fresh Del Monte Produce Inc.*	97
3,600	Pilgrim’s Pride Corp.[1]	44
3,700	Sanderson Farms Inc.[1]	147
200	Seaboard Corp.[1]	360

		891

GAS UTILITIES—2.1%
17,400	AGL Resources Inc.	601
7,600	Nicor Inc.[1]	303
8,300	WGL Holdings Inc.[1]	287

		1,191

HEALTH CARE PROVIDERS & SERVICES—1.4%
6,900	CIGNA Corp.[1]	255
6,600	Coventry Health Care Inc.*	233
3,600	Kindred Healthcare Inc.*	97
3,300	Universal Health Services Inc. Cl. B1	200

		785

HOTELS, RESTAURANTS & LEISURE—1.6%
15,300	Brinker International Inc.[1]	281
11,900	Darden Restaurants Inc.	388
38,700	Ruby Tuesday Inc.[1]	266

		935

HOUSEHOLD DURABLES—5.2%
15,500	American Greetings Corp. Cl. A1	230
9,900	Black & Decker Corp.[1]	594
13,700	Blyth Inc.[1]	199

COMMON STOCKS—Continued

Shares		Value (000s)

HOUSEHOLD DURABLES—Continued
22,000	Ethan Allen Interiors Inc.[1]	$552
44,000	Leggett & Platt Inc.[1]	858
7,500	Whirlpool Corp.[1]	568

		3,001

INSURANCE—12.5%
49,800	American Equity Investment Life Holding Company	435
16,600	American Financial Group, Inc.	481
34,100	Aspen Insurance Holdings Ltd. (BM)	866
12,500	Chubb Corp.	601
9,700	Cincinnati Financial Corp.	270
13,100	Everest Re Group Ltd.	1,072
26,900	Genworth Financial Inc. Cl. A1	430
17,300	Horace Mann Educators Corp.	240
23,100	IPC Holdings Ltd. (BM)	742
12,400	Lincoln National Corp.	591
13,300	MBIA Inc.*[1]	79
20,600	Nationwide Financial Services Inc. Cl. A1	955
5,600	Protective Life Corp.	201
5,800	StanCorp Financial Group Inc.	286

		7,249

IT SERVICES—1.8%
22,000	Computer Sciences Corp.*[1]	1,042

LEISURE EQUIPMENT & PRODUCTS—3.1%
6,200	Eastman Kodak Co.[1]	91
14,100	Hasbro Inc.[1]	546
18,600	Mattel Inc.[1]	373
17,700	Polaris Industries Inc.[1]	758

		1,768

MACHINERY—4.1%
12,500	Crane Co.[1]	444
6,000	Cummins Inc.	398
8,000	EnPro Industries Inc.*	288
12,000	Mueller Industries Inc.	308
11,000	Parker Hannifin Corp.[1]	678
5,800	Terex Corp.	275

		2,391

MEDIA—1.8%
22,700	Belo Corp. Cl. A	154
20,900	CBS Corp.	342
11,500	Gannett Inc.[1]	208
48,300	Journal Communications Inc. Cl. A1	229
12,000	Sinclair Broadcast Group Inc. Cl. A1	92

		1,025

METALS & MINING—0.6%
5,600	Nucor Corp.	320

MULTI-UTILITIES—4.7%
9,500	Alliant Energy Corp.[1]	306
18,000	CenterPoint Energy Inc.	284
10,500	DTE Energy Co.[1]	430
20,700	NiSource Inc.[1]	354
19,800	SCANA Corporation	717
31,200	Xcel Energy Inc.[1]	626

		2,717

MULTILINE RETAIL—0.8%
16,400	Family Dollar Stores Inc.	382
3,000	J.C. Penney Co. Inc.	92

		474

15

Harbor Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

OFFICE ELECTRONICS—1.1%
48,000	Xerox Corp.[1]	$655

OIL, GAS & CONSUMABLE FUELS—4.5%
7,600	Holly Corporation	217
12,900	Overseas Shipholding Group Inc.[1]	1,016
14,900	Sunoco Inc.[1]	605
3,200	Swift Energy Co.*	163
17,900	Tesoro Petroleum Corp.[1]	276
9,000	Valero Energy Corp.	301

		2,578

PAPER & FOREST PRODUCTS—1.6%
33,500	International Paper Co.[1]	929

PHARMACEUTICALS—2.6%
15,400	Forest Laboratories Inc.*	547
64,500	King Pharmaceuticals Inc.*[1]	742
15,800	Mylan Inc.*[1]	205

		1,494

REAL ESTATE INVESTMENT TRUSTS (REITs)—4.4%
49,000	Anthracite Capital Inc.[1]	310
23,500	Hospitality Properties Trust[1]	501
59,400	HRPT Properties Trust[1]	416
7,200	Liberty Property Trust	262
3,600	Medical Properties Trust Inc.	40
13,700	National Health Investors Inc.	423
11,900	Newcastle Investment Corp.[1]	72
25,600	RAIT Investment Trust[1]	170
26,800	Sunstone Hotel Investors Inc.[1]	347

		2,541

ROAD & RAIL—0.2%
5,300	YRC Worldwide Inc.*[1]	90

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.2%
10,800	Cymer Inc.*[1]	286
13,517	MKS Instruments Inc.*[1]	278
12,400	Novellus Systems Inc.*[1]	253
64,300	RF Micro Devices Inc.*[1]	210
25,900	Skyworks Solutions Inc.[1]	245

		1,272

SPECIALTY RETAIL—2.4%
10,800	Barnes & Noble Inc.[1]	256
11,800	Sherwin-Williams Co.[1]	628
7,700	Sonic Automotive Inc. Cl. A1	78
27,100	Stage Stores Inc.[1]	402

		1,364

COMMON STOCKS—Continued

Shares		Value (000s)

TEXTILES, APPAREL & LUXURY GOODS—0.5%
12,900	Jones Apparel Group Inc.[1]	$216
5,300	Liz Claiborne Inc.[1]	69

		285

THRIFTS & MORTGAGE FINANCE—0.1%
8,400	MGIC Investment Corp.[1]	54

TOBACCO—1.4%
15,800	Universal Corp.[1]	816

TRADING COMPANIES & DISTRIBUTORS—0.6%
3,803	United Rentals Inc.*	62
3,200	W.W. Grainger Inc.[1]	286

		348

TOTAL COMMON STOCKS (Cost $75,315)		57,147

SHORT-TERM INVESTMENTS—30.8%
Principal Amount (000s)
REPURCHASE AGREEMENTS
$1,060	Repurchase Agreement with State Street Corp. dated July 31, 2008 due August 1, 2008 at 1.200% collateralized by Federal National Mortgage Association Notes (market value $1,085)	1,060

Shares
SECURITIES LENDING COLLATERAL
16,448,955	State Street Navigator Securities Lending Prime Portfolio (1-day yield of 2.680%)	16,449

TOTAL SHORT-TERM INVESTMENTS (Cost $17,509)		17,509

TOTAL INVESTMENTS—129.7% (Cost $92,824)		74,656

CASH AND OTHER ASSETS, LESS LIABILITIES—(29.7)%		(16,891)

TOTAL NET ASSETS—100.0%		$57,765

*	Non-income producing security.

1	A portion or all of this security was out on loan at July 31, 2008.

(BM)	Bermuda.

(PAN)	Panama.

(SW)	Sweden.

The accompanying notes are an integral part of the portfolio of investments.

16

Harbor SMID Value Fund

PORTFOLIO OF INVESTMENTS—July 31, 2008 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 6.3%)

COMMON STOCKS—93.7%

Shares		Value (000s)

AUTO COMPONENTS—3.9%
4,150	American Axle & Manufacturing Holdings Inc.	$24
5,275	Lear Corp.*	76

		100

BUILDING PRODUCTS—2.3%
5,800	Griffon Corp.*	58

COMMERCIAL BANKS—20.5%
1,650	City National Corp.	81
2,150	Comerica Inc.	62
5,275	Marshall & Ilsley Corp.	80
17,275	National City Corp.	82
13,750	Popular Inc.	94
1,675	UnionBanCal Corp.	90
18,600	W Holding Co. Inc.	15
1,000	Whitney Holding Corp.	21

		525

COMMERCIAL SERVICES & SUPPLIES—4.5%
275	Avery Dennison Corp.	12
4,225	Bowne & Co. Inc.	55
3,375	Deluxe Corp.	48

		115

COMPUTERS & PERIPHERALS—6.1%
42,825	Adaptec Inc.*	156

FOOD PRODUCTS—5.1%
7,750	Del Monte Foods Co.	66
2,975	Smithfield Foods Inc.*	64

		130

COMMON STOCKS—Continued

Shares		Value (000s)

HEALTH CARE EQUIPMENT & SUPPLIES—2.5%
1,875	Cooper Companies Inc.	$63

HOTELS, RESTAURANTS & LEISURE—2.1%
2,175	Royal Caribbean Cruises Ltd.	55

HOUSEHOLD DURABLES—10.2%
1,000	Black & Decker Corp.	60
1,875	CSS Industries Inc.	53
3,250	Jarden Corp.*	78
1,875	M/I Homes Inc.*	36
10,250	Standard Pacific Corp.*	36

		263

INSURANCE—14.3%
31,425	AMBAC Financial Group Inc.	79
4,850	Assured Guaranty Ltd.	56
1,875	First American Corp.	47
13,275	MBIA Inc.*	79
5,850	Old Republic International Corp.	61
2,525	Stewart Information Services Corp.	44

		366

LEISURE EQUIPMENT & PRODUCTS—6.1%
3,175	Jakks Pacific Inc.*	70
13,175	MarineMax Inc.*	87

		157

MACHINERY—3.1%
4,150	Blount International Inc.*	47
2,350	Briggs & Stratton Corp.	32

		79

MARINE—2.9%
1,725	Alexander & Baldwin Inc.	75

PAPER & FOREST PRODUCTS—1.5%
4,575	Louisiana-Pacific Corp.*	39

ROAD & RAIL—2.4%
1,150	Arkansas Best Corp.	43
5,650	Dollar Thrifty Automotive Group Inc.*	18

		61

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.3%
6,525	Axcelis Technologies Inc.*	33

TEXTILES, APPAREL & LUXURY GOODS—2.3%
3,900	K-Swiss Inc. Cl. A	60

THRIFTS & MORTGAGE FINANCE—2.6%
8,225	Federal Home Loan Mortgage Corp.	67

TOTAL COMMON STOCKS (Cost $4,034)		2,402

17

Harbor SMID Value Fund

PORTFOLIO OF INVESTMENTS—Continued

SHORT-TERM INVESTMENTS—5.2%
(Cost $132)
Principal Amount (000s)		Value (000s)

REPURCHASE AGREEMENTS
$132	Repurchase Agreement with State Street Corp. dated July 31, 2008 due August 1, 2008 at 1.200% collateralized by Federal Home Loan Bank (market value $135)	$132

TOTAL INVESTMENTS—98.9% (Cost $4,166)		2,534

CASH AND OTHER ASSETS, LESS LIABILITIES—1.1%		28

TOTAL NET ASSETS—100.0%		$2,562

*	Non-income producing security.

The accompanying notes are an integral part of the portfolio of investments.

18

Harbor Small Cap Value Fund

PORTFOLIO OF INVESTMENTS—July 31, 2008 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 5.0%)

COMMON STOCKS—95.0%

Shares		Value (000s)

AEROSPACE & DEFENSE—5.9%
818,400	AAR Corp.*[1]	$14,068
1,151,000	Hexcel Corp.*[1]	21,846
451,798	Moog Inc. Cl. A*[1]	20,082
320,400	Teledyne Technologies Inc.*	20,153

		76,149

CAPITAL MARKETS—7.5%
295,466	Calamos Asset Management Inc. Cl. A	6,045
917,673	Eaton Vance Corp.[1]	34,082
1,180,400	Jefferies Group Inc.[1]	22,416
1,199,068	Raymond James Financial Inc.[1]	34,653

		97,196

CHEMICALS—1.9%
593,500	Scotts Miracle-Gro Co. Cl. A1	11,561
634,800	Valspar Corp.[1]	13,756

		25,317

COMMERCIAL BANKS—2.0%
953,600	East West Bancorp Inc.	11,357
708,100	Pacific Capital Bancorp[1]	9,255
738,000	Sterling Financial Corp.[1]	5,520

		26,132

COMMON STOCKS—Continued

Shares		Value (000s)

COMMERCIAL SERVICES & SUPPLIES—2.3%
1,411,900	Allied Waste Industries Inc.*	$17,084
401,838	School Specialty Inc.*[1]	13,385

		30,469

COMMUNICATIONS EQUIPMENT—1.3%
1,771,319	Arris Group Inc.*[1]	16,952

CONSTRUCTION & ENGINEERING—3.0%
440,000	Granite Construction Inc.[1]	13,917
604,900	URS Corp.*	25,357

		39,274

CONSTRUCTION MATERIALS—1.0%
972,661	Headwaters Inc.*[1]	12,752

CONSUMER FINANCE—2.1%
441,662	Cash America International Inc.	18,620
75,300	Student Loan Corp.[1]	8,202

		26,822

ELECTRONIC EQUIPMENT & INSTRUMENTS—8.9%
892,002	Checkpoint Systems Inc.*	18,794
1,311,536	FLIR Systems Inc.*[1]	53,432
392,611	Itron Inc.*[1]	36,250
3,835,500	Sanmina-SCI Corp.*	6,789

		115,265

GAS UTILITIES—1.8%
526,400	Oneok Inc.[1]	23,941

HEALTH CARE PROVIDERS & SERVICES—6.5%
409,500	Amedisys Inc.*[1]	26,257
794,700	Amerigroup Corp.*[1]	20,185
872,862	Healthways Inc.*[1]	22,179
871,500	Sunrise Senior Living Inc.*[1]	15,626

		84,247

HOTELS, RESTAURANTS & LEISURE—3.8%
748,998	Brinker International Inc.	13,774
731,000	Life Time Fitness Inc.*	21,776
910,291	Sonic Corp.*[1]	13,736

		49,286

HOUSEHOLD DURABLES—3.2%
996,096	Hovnanian Enterprises Inc. Cl. A*[1]	7,003
450,400	Meritage Homes Corp.*[1]	8,130
476,900	Snap-on Inc.	26,845

		41,978

INSURANCE—8.2%
563,197	Delphi Financial Group Inc.	14,052
800,099	Philadelphia Consolidated Holding Corp.*	46,766
441,700	Protective Life Corp.	15,884
678,200	State Auto Financial Corp.[1]	19,607
365,300	United Fire & Casualty Co.[1]	9,925

		106,234

IT SERVICES—4.1%
772,600	Global Payments Inc.	34,218
841,800	SRA International Inc.*[1]	18,478

		52,696

LIFE SCIENCES TOOLS & SERVICES—6.2%
434,500	Covance Inc.*	39,887
1,082,986	Pharmaceutical Product Development Inc.	41,305

		81,192

19

Harbor Small Cap Value Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

MACHINERY—9.5%
838,700	Bucyrus International Inc. Cl. A1	$58,717
502,200	Harsco Corp.	27,169
614,800	Timken Co.	20,301
512,400	Toro Company	16,679

		122,866

OIL, GAS & CONSUMABLE FUELS—8.0%
954,000	Cabot Oil & Gas Corp.	41,986
217,900	St. Mary Land & Exploration Co.	9,274
519,200	Swift Energy Co.*[1]	26,386
608,900	W&T Offshore Inc.[1]	26,950

		104,596

PHARMACEUTICALS—1.5%
290,850	Barr Pharmaceuticals Inc.*[1]	19,190

SPECIALTY RETAIL—1.8%
776,200	Aaron Rents Inc. Cl. B1	21,322
173,700	Carmax Inc.*	2,339

		23,661

TEXTILES, APPAREL & LUXURY GOODS—1.7%
617,900	Phillips-Van Heusen Corp.[1]	21,874

THRIFTS & MORTGAGE FINANCE—1.6%
939,150	Astoria Financial Corp.[1]	21,009

TRADING COMPANIES & DISTRIBUTORS—1.2%
301,584	Watsco Inc.[1]	15,041

TOTAL COMMON STOCKS (Cost $1,064,283)		1,234,139

SHORT-TERM INVESTMENTS—29.3%
Principal Amount (000s)		Value (000s)

REPURCHASE AGREEMENTS
$68,103	Repurchase Agreement with State Street Corp. dated July 31, 2008 due August 1, 2008 at 1.200% collateralized by Federal Home Loan Bank Notes (market value $46,900) and Federal National Mortgage Association (market value $22,570)	$68,103

Shares
SECURITIES LENDING COLLATERAL
309,376,864	State Street Navigator Securities Lending Prime Portfolio (1-day yield of 2.680%)	309,377

TOTAL SHORT-TERM INVESTMENTS (Cost $377,480)		377,480

TOTAL INVESTMENTS—124.3% (Cost $1,441,763)		1,611,619

CASH AND OTHER ASSETS, LESS LIABILITIES—(24.3)%		(312,952)

TOTAL NET ASSETS—100.0%		$1,298,667

*	Non-income producing security.

1	A portion or all of this security was out on loan at July 31, 2008.

The accompanying notes are an integral part of the portfolio of investments.

20

Harbor International Fund

PORTFOLIO OF INVESTMENTS—July 31, 2008 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 3.0%)

COMMON STOCKS—87.9%

Shares			Value (000s)

AIRLINES—2.7%
28,531,000		All Nippon Airways Co. Ltd. (JP)	$104,412
116,518,000		Cathay Pacific Airways Ltd. (HK)	222,945
10,296,737		Deutsche Lufthansa AG—Registered (GER)	236,230
36,018,000		Japan Airlines Corp. (JP)*	73,476
12,859,540		Singapore Airlines Ltd. (SGP)	141,381

			778,444

AUTO COMPONENTS—1.7%
2,291,406		Continental AG (GER)	257,544
3,284,534		Michelin (CGDE) Cl. B (FR)	216,547

			474,091

AUTOMOBILES—0.2%
950,000		Peugeot SA (FR)	46,385

BEVERAGES—1.8%
22,724,045		Diageo plc (UK)	395,863
—	[a]	Dr Pepper Snapple Group Inc. (US)*	—	[a]
1,807,000		Pernod Ricard SA (FR)	157,254

			553,117

BUILDING PRODUCTS—2.6%
17,474,000		Asahi Glass Co. Ltd. (JP)	193,069
13,233,608		Assa Abloy Ab Series B (SW)	180,524
6,181,319		Compagnie de Saint-Gobain (FR)	384,201

			757,794

COMMON STOCKS—Continued

Shares		Value (000s)

CAPITAL MARKETS—1.8%
25,216,400	Nomura Holdings Inc. (JP)	$363,905
7,270,751	UBS AG (SWS)	139,556

		503,461

CHEMICALS—2.5%
4,306,472	Linde AG (GER)	595,475
360,000	Syngenta AG—Registered (SWS)	104,791

		700,266

COMMERCIAL BANKS—13.3%
24,615,118	Banco Santander Central Hispano SA—Registered (SP)	479,181
4,019,000	BNP Paribas (FR)	396,202
13,856,268	Commerzbank AG (GER)	445,557
24,017,000	DBS Group Holdings Ltd. (SGP)	334,061
5,120,834	Erste Bank der oesterreichischen Sparkassen AG (AUT)	326,521
3,000,000	ICICI Bank Ltd. ADR (IND)[1]	88,830
41,500,000	Lloyds TSB Group plc (UK)	241,992
87,085,000	Malayan Banking Berhad (MAL)	211,558
28,950,000	Mitsubishi UFJ Financial Group Inc. (JP)	255,636
12,009,933	Standard Chartered plc (UK)	365,655
44,779,000	Sumitomo Trust and Banking Co. Ltd. (JP)	308,337
19,178,127	United Overseas Bank Ltd. (SGP)	271,177

		3,724,707

COMMUNICATIONS EQUIPMENT—0.1%
1,900,000	Ericsson (LM) Tel Ab Series B (SW)	19,939

CONSTRUCTION MATERIALS—1.1%
4,275,034	Holcim Ltd.—Registered (SWS)	303,574

CONSUMER FINANCE—0.9%
1,786,250	ORIX Corp. (JP)	270,437

DIVERSIFIED FINANCIAL SERVICES—2.1%
7,366,158	ING Groep NV (NET)	240,206
16,152,505	Investor Ab Cl. B (SW)	351,435

		591,641

DIVERSIFIED TELECOMMUNICATION SERVICES—2.7%
11,426,000	France Telecom SA (FR)	361,280
16,244,500	Telefonica SA (SP)	421,506

		782,786

ELECTRICAL EQUIPMENT—4.1%
31,765,918	ABB Ltd. (SWS)	832,793
2,994,117	Schneider Electric SA (FR)	331,536

		1,164,329

FOOD & STAPLES RETAILING—1.4%
32,605,213	Cadbury plc (UK)	385,118

FOOD PRODUCTS—1.7%
11,361,100	Nestle SA—Registered (SWS)	498,354

HOTELS, RESTAURANTS & LEISURE—2.4%
5,200,690	Accor SA (FR)	346,837
132,000,000	Genting Berhad (MAL)	237,423
111,000,000	Resorts World Berhad (MAL)	94,572

		678,832

HOUSEHOLD DURABLES—0.8%
6,194,500	Sony Corp. (JP)	234,246

INDUSTRIAL CONGLOMERATES—1.8%
40,791,000	Keppel Corp. (SGP)	314,953
83,789,047	Sime Darby Bhd (MAL)	202,282

		517,235

21

Harbor International Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

INSURANCE—3.1%
1,884,548	Allianz AG—Registered (GER)	$319,557
13,373,572	AXA SA (FR)	393,069
44,529,000	China Life Insurance Co. Ltd. (CHN)	167,697

		880,323

MACHINERY—3.8%
6,540,000	Alfa Laval Ab (SW)	101,700
24,205,831	Atlas Copco Ab (SW)	374,749
4,622,400	Fanuc Ltd. (JP)	367,073
13,459,000	SKF Ab (SW)	227,792

		1,071,314

MARINE—1.3%
32,600	A.P. Moller Maersk A/S Series B (DEN)	379,024

MEDIA—0.7%
7,714,079	JC Decaux SA (FR)	195,298

METALS & MINING—6.2%
3,181,032	Anglo American plc (UK)	181,848
8,825,108	Anglo American plc ADR (UK)[1]	252,045
2,972,509	AngloGold Ashanti Ltd. ADR (S. AFR)[1]	98,004
17,271,505	BHP Billiton (AUS)	571,603
29,067,000	Norsk Hydro ASA (NOR)	363,384
2,764,343	Rio Tinto plc—Registered (UK)	289,276

		1,756,160

OFFICE ELECTRONICS—1.1%
7,164,100	Canon Inc. (JP)	327,437

OIL, GAS & CONSUMABLE FUELS—8.7%
18,735,829	BG Group plc (UK)	423,432
37,266,370	BP plc (UK)	382,480
1,473,000	Cameco Corp. ADR (CAN)[1]	52,925
215,286,000	China Petroleum & Chemical Corp (CHN)	224,823
10,324,607	Eni SpA (IT)	348,401
1,274,807	Royal Dutch Shell plc Cl. A (UK)	45,263
3,620,831	Royal Dutch Shell plc Cl. A (NET)	128,403
2,377,600	Royal Dutch Shell plc Cl. A ADR (NET)[1]	168,310
10,008,629	Statoil Hydro ASA (NOR)	324,215
5,431,604	Total SA (FR)	415,893

		2,514,145

PAPER & FOREST PRODUCTS—1.2%
5,010,250	Aracruz Celulose SA ADR (BR)[1]	348,212

PERSONAL PRODUCTS—2.1%
2,491,769	L’Oreal SA (FR)	260,915
15,787,000	Shiseido Co. Ltd. (JP)	351,263

		612,178

PHARMACEUTICALS—4.3%
3,938,503	Novartis AG—Registered (SWS)	233,812
8,968,834	Novo Nordisk A/S Series B (DEN)	568,675
2,255,510	Roche Holding Ltd. (SWS)	416,732

		1,219,219

REAL ESTATE INVESTMENT TRUSTS (REITS)—0.6%
798,000	Unibail-Rodamco Company (FR)	178,524

REAL ESTATE MANAGEMENT & DEVELOPMENT—1.4%
28,271,000	Cheung Kong Holdings Ltd. (HK)	395,523
11,100,000	Genting International plc (SGP)*	4,558

		400,081

COMMON STOCKS—Continued

Shares		Value (000s)

TEXTILES, APPAREL & LUXURY GOODS—1.3%
6,421,872	Compagnie Financiere Richemont AG Cl. A (SWS)	$383,715
10,835,055	Nova America SA (BR)*	—	[b]

		383,715

THRIFTS & MORTGAGE FINANCE—0.6%
3,224,827	Housing Development Finance Corp. (IND)	170,177

TOBACCO—4.1%
8,769,821	British American Tobacco plc (UK)	316,480
6,785,836	Imperial Tobacco Group plc (UK)	253,431
127,400	Japan Tobacco Inc. (JP)	593,831

		1,163,742

TRANSPORTATION INFRASTRUCTURE—0.4%
1,641,975	Fraport AG Frankfurt Airport Services Worldwide (GER)	100,293

WIRELESS TELECOMMUNICATION SERVICES—1.3%
27,147,500	China Mobile (Hong Kong) Ltd. (HK)	362,695
45,069	China Mobile Ltd. ADR (HK)[1]	3,013

		365,708

TOTAL COMMON STOCKS (Cost $19,535,148)		25,050,306

PREFERRED STOCKS—9.1%
COMMERCIAL BANKS—3.6%
28,054,902	Banco Bradesco S.A. (BR)	593,769
19,703,750	Banco Itau Holding Financeira SA ADR (BR)[1]	419,690

		1,013,459

METALS & MINING—1.7%
18,066,000	Companhia Vale do Rio Doce Cl. A (BR)	471,172

OIL, GAS & CONSUMABLE FUELS—3.4%
43,397,200	Petroleo Brasileiro SA—PETROBRAS (BR)	994,674

PAPER & FOREST PRODUCTS—0.4%
7,636,700	Companhia Suzano de Papel e Celulose (BR)	113,846

TEXTILES, APPAREL & LUXURY GOODS—0.0%
1,056,355	Nova America SA (BR)*	—	[a]

TOTAL PREFERRED STOCKS (Cost $725,951)		2,593,151

22

Harbor International Fund

PORTFOLIO OF INVESTMENTS—Continued

SHORT-TERM INVESTMENTS—3.3%
Principal Amount (000s)		Value (000s)

COMMERCIAL PAPER
	American Express CRT
$36,210	1.950%—08/01/2008	$36,210
84,678	2.040%—08/04/2008-08/05/2008	84,678
36,940	2.100%—08/12/2008	36,940

		157,828

	Citigroup FDG Inc.
32,067	2.070%—08/07/2008	32,067
32,487	2.080%—08/08/2008	32,487
45,835	2.120%—08/11/2008	45,835
115,089	2.130%—08/01/2008-08/06/2008	115,089

		225,478

	General Electric Co.
48,246	2.100%—08/01/2008	48,246
41,575	2.120%—08/05/2008	41,575
89,782	2.150%—08/07/2008-08/13/2008	89,782
94,127	2.160%—08/14/2008-08/15/2008	94,127

		273,730

	Prudential Funding LLC
36,211	1.980%—08/04/2008	36,211
32,067	2.030%—08/06/2008	32,067
36,939	2.080%—08/08/2008	36,939
84,125	2.100%—08/11/2008-08/13/2008	84,125
93,618	2.120%—08/12/2008-08/14/2008	93,618

		282,960

TOTAL SHORT-TERM INVESTMENTS (Cost $939,996)		939,996

TOTAL INVESTMENTS—100.3% (Cost $21,201,095)		28,583,453

CASH AND OTHER ASSETS, LESS LIABILITIES—(0.3)%		(87,018)

TOTAL NET ASSETS—100.0%		$28,496,435

*	Non-income producing security.

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

a	Rounds to less than $1,000.

b	Fair valued by Harbor Fund’s Valuation Committee.

The accompanying notes are an integral part of the portfolio of investments.

23

Harbor International Growth Fund

PORTFOLIO OF INVESTMENTS—July 31, 2008 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 9.8%)

COMMON STOCKS—90.2%

Shares		Value (000s)

AUTO COMPONENTS—3.0%
315,160	Continental AG (GER)	$35,423

BEVERAGES—2.1%
534,233	Heineken NV (NET)*	24,823

BIOTECHNOLOGY—3.1%
235,801	Actelion Ltd.—Registered (SWS)*	12,836
719,063	CSL Ltd. (AUS)	23,250

		36,086

BUILDING PRODUCTS—1.0%
273,377	Daikin Industries Ltd. (JP)	11,674

CAPITAL MARKETS—3.5%
1,278,000	Daiwa Securities Group Inc. (JP)*	11,078
86,910	Deutsche Bank AG (GER)	8,100
352,184	Julius Baer Holding Ltd. (SWS)	22,329

		41,507

CHEMICALS—8.7%
182,676	Johnson Matthey plc (UK)	6,015
209,007	Linde AG (GER)	28,900
241,198	Lonza Group Ltd.—Registered (SWS)	34,960
156,175	Potash Corporation of Saskatchewan Inc. (CAN)	31,902

		101,777

COMMERCIAL BANKS—7.6%
362,100	Commerzbank AG (GER)	11,644
658,475	Credit Suisse Group (SWS)	32,884
373,676	ICICI Bank Ltd. ADR (IND)[1]	11,065

COMMON STOCKS—Continued

Shares		Value (000s)

COMMERCIAL BANKS—Continued
933,234	Man Group plc (UK)	$11,273
2,189	Mizuho Financial Group Inc. (JP)	10,481
93,413	Unibanco Holdings SA GDR (BR)[2]	12,293

		89,640

COMMUNICATIONS EQUIPMENT—3.4%
326,946	Research In Motion Ltd. (CAN)*	40,156

COMPUTERS & PERIPHERALS—0.6%
914,000	Fujitsu Ltd. (JP)	6,610

CONSTRUCTION MATERIALS—1.0%
530,316	Cemex SAB de CV ADR (MEX)[1]	11,275

DIVERSIFIED FINANCIAL SERVICES—0.9%
804,198	Bovespa Holding SA (BR)*	10,161

ELECTRICAL EQUIPMENT—9.6%
988,002	ABB Ltd. (SWS)	25,902
257,467	Alstom SA (FR)	28,820
209,080	Gamesa Corp. Technologica SA (SP)	9,941
367,622	Vestas Wind Systems A/S (DEN)*	47,944

		112,607

ELECTRONIC EQUIPMENT & INSTRUMENTS—0.6%
1,508,000	Hon Hai Precision Industry Co. Ltd. (TWN)	7,288

ENERGY EQUIPMENT & SERVICES—0.9%
285,348	Cie Generale de Geophysique-Veritas (FR)*	11,154

FOOD & STAPLES RETAILING—1.9%
3,139,076	Tesco plc (UK)*	22,297

FOOD PRODUCTS—2.5%
676,526	Nestle SA—Registered (SWS)	29,676

HOTELS, RESTAURANTS & LEISURE—3.4%
260,962	Accor SA (FR)	17,404
357,332	Las Vegas Sands Corp. (US)*	16,266
3,042,000	Shangri-La Asia Ltd. (HK)	6,495

		40,165

HOUSEHOLD DURABLES—1.1%
729,963	Gafisa SA (BR)	12,583

HOUSEHOLD PRODUCTS—1.5%
323,410	Reckitt Benckiser plc (UK)*	17,632

INSURANCE—1.7%
698,686	AXA SA (FR)	20,535

MACHINERY—1.5%
367,171	GEA Group AG (GER)	12,081
225,531	Hitachi Construction Machinery Co. Ltd. (JP)	5,960

		18,041

MEDIA—1.9%
1,282,249	British Sky Broadcasting Group plc (UK)	11,493
421,524	JC Decaux SA (FR)	10,672

		22,165

METALS & MINING—2.1%
382,747	BHP Billiton (AUS)	12,667
111,354	Rio Tinto plc—Registered (UK)	11,653

		24,320

MULTI-UTILITIES—3.0%
671,282	Veolia Environnement SA (FR)	35,624

24

Harbor International Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

MULTILINE RETAIL—0.9%
100,711	PPR SA (FR)	$10,926

OIL, GAS & CONSUMABLE FUELS—5.4%
1,161,896	BG Group plc (UK)	26,259
7,033,300	CNOOC Ltd. (HK)*	10,377
476,756	Petroleo Brasileiro SA—PETROBRAS ADR (BR)[1]	26,655

		63,291

PHARMACEUTICALS—2.6%
672,785	Teva Pharmaceutical Industries Ltd. ADR (IL)[1]	30,168

REAL ESTATE MANAGEMENT & DEVELOPMENT—0.5%
1,369,000	CapitaLand Ltd. (SGP)	5,650

ROAD & RAIL—0.6%
526,781	All America Latina Logistica SA (BR)	7,022

SOFTWARE—3.6%
88,400	Nintendo Co. Ltd. (JP)	42,890

SPECIALTY RETAIL—0.9%
1,032,500	Esprit Holdings Ltd. (HK)	10,986

TRADING COMPANIES & DISTRIBUTORS—1.8%
2,845,000	Marubeni Corp. (JP)	20,726

WIRELESS TELECOMMUNICATION SERVICES—7.3%
461,661	America Movil SAB de CV Series L ADR (MEX)[1]	23,309
1,292,500	China Mobile (Hong Kong) Ltd. (HK)	17,268
1,119,112	MTN Group Ltd. (S. AFR)	19,156
776,517	Rogers Communications Inc. (CAN)	26,231

		85,964

TOTAL COMMON STOCKS (Cost $1,064,903)		1,060,842

SHORT-TERM INVESTMENTS—12.6%
(Cost $147,817)
Principal Amount (000s)		Value (000s)

REPURCHASE AGREEMENTS
$147,817	Repurchase Agreement with State Street Corp. dated July 31, 2008 due August 1, 2008 at 1.200% collateralized by Federal Home Loan Bank Notes (market value $150,775)	$147,817

TOTAL INVESTMENTS—102.8% (Cost $1,212,720)		1,208,659

CASH AND OTHER ASSETS, LESS LIABILITIES—(2.8)%		(32,505)

TOTAL NET ASSETS—100.0%		$1,176,154

*	Non-income producing security.

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

2	GDR after the name of a holding stands for Global Depositary Receipts representing ownership of foreign securities. GDRs are issued by either U.S. or non-U.S. banking organizations.

The accompanying notes are an integral part of the portfolio of investments.

25

Harbor Global Value Fund

PORTFOLIO OF INVESTMENTS—July 31, 2008 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 3.3%)

COMMON STOCKS—96.7%

Shares		Value (000s)

AEROSPACE & DEFENSE—4.6%
55,025	Finmeccanica SpA (IT)	$1,622
23,925	Thales Group (FR)	1,353

		2,975

AUTO COMPONENTS—3.3%
10,925	Magna International Inc. Cl. A (CAN)	646
188,300	Sumitomo Rubber Industries Inc. (JP)	1,501

		2,147

BIOTECHNOLOGY—2.1%
21,425	Amgen Inc. (US)*	1,342

CAPITAL MARKETS—1.4%
26,025	Lehman Brothers Holdings Inc. (US)	451
24,840	UBS AG (SWS)	477

		928

CHEMICALS—2.9%
187,975	Clariant Ltd.—Registered (SWS)	1,860

COMMERCIAL BANKS—21.7%
1	Credit Agricola (FR)*	—	[a]
106,521	Credit Agricole SA (FR)	2,268
59,400	DnB NOR ASA (NOR)	759
140,896	HSBC Holdings plc (UK)	2,330
21,591	Kookmin Bank (S. KOR)	1,224
217,900	Mitsubishi UFJ Financial Group Inc. (JP)	1,924
86,000	Popular Inc. (US)	591
548,027	Royal Bank of Scotland Group plc (UK)	2,274
247	Sumitomo Mitsui Financial Group Inc. (JP)	1,916
57,975	Wachovia Corp. (US)	1,001

		14,287

COMMERCIAL SERVICES & SUPPLIES—1.3%
629,350	Rentokil Initial plc (UK)*	832

COMMON STOCKS—Continued

Shares		Value (000s)

COMMUNICATIONS EQUIPMENT—2.9%
304,575	Alcatel-Lucent (FR)	$1,822
16,338	Alcatel-Lucent ADR (FR)[1]	98

		1,920

CONSUMER FINANCE—3.0%
47,075	Capital One Financial Corp. (US)	1,971

CONTAINERS & PACKAGING—2.4%
311,300	Amcor Ltd. (AUS)	1,553

DIVERSIFIED FINANCIAL SERVICES—7.6%
28,900	Bank of America Corp. (US)	951
102,640	Citigroup Inc. (US)	1,918
66,080	ING Groep NV (NET)	2,155

		5,024

ELECTRIC UTILITIES—1.4%
22,100	Korea Electric Power Corp. (S. KOR)	705
7,025	Public Power Corporation SA (GRC)	217

		922

ELECTRICAL EQUIPMENT—2.4%
3,696,000	Johnson Electric Holdings Ltd. (HK)	1,564

FOOD PRODUCTS—2.9%
12,950	Kerry Group plc (IE)*	359
55,000	Unilever NV (NET)	1,517

		1,876

HEALTH CARE PROVIDERS & SERVICES—0.8%
12,000	AmerisourceBergen Corp. (US)	502

HOTELS, RESTAURANTS & LEISURE—1.4%
122,150	Compass Group plc (UK)	881

HOUSEHOLD DURABLES—6.8%
68,575	Koninklijke Philips Electronics NV (NET)	2,286
28,275	Whirlpool Corp. (US)	2,140

		4,426

INSURANCE—5.4%
80,421	Aegon NV (NET)	940
99,625	Aviva plc (UK)	989
31,725	RenaissanceRe Holdings Ltd. (BM)	1,614

		3,543

MEDIA—4.0%
75,925	British Sky Broadcasting Group plc (UK)	681
45,900	Vivendi SA (FR)	1,919

		2,600

MULTILINE RETAIL—0.9%
19,725	J.C. Penney Co. Inc. (US)	608

OFFICE ELECTRONICS—2.5%
100,000	Ricoh Co. Ltd. (JP)	1,624

PHARMACEUTICALS—6.9%
26,075	Bristol-Myers Squibb Co. (US)	551
97,975	GlaxoSmithKline plc (UK)	2,284
9,600	Johnson & Johnson (US)	657
52,350	Pfizer Inc. (US)	977

		4,469

26

Harbor Global Value Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.2%
13,600	Tokyo Electron Ltd. (JP)	$762

SOFTWARE—1.9%
48,375	Microsoft Corp. (US)	1,244

SPECIALTY RETAIL—2.4%
57,425	Home Depot Inc. (US)	1,368
5,250	TJX Cos. Inc. (US)	177

		1,545

THRIFTS & MORTGAGE FINANCE—2.6%
111,295	Federal Home Loan Mortgage Corp. (US)	909
67,460	Federal National Mortgage Association (US)	777

		1,686

TOTAL COMMON STOCKS (Cost $91,380)		63,091

SHORT-TERM INVESTMENTS—3.1%
(Cost $2,010)
Principal Amount (000s)		Value (000s)

REPURCHASE AGREEMENTS
$2,010	Repurchase Agreement with State Street Corp. dated July 31, 2008 due August 1, 2008 at 1.200% collateralized by Federal Home Loan Mortgage Corp. (market value $2,055)	$2,010

TOTAL INVESTMENTS—99.8% (Cost $93,390)		65,101

CASH AND OTHER ASSETS, LESS LIABILITIES—0.2%		118

TOTAL NET ASSETS—100.0%		$65,219

*	Non-income producing security.

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the portfolio of investments.

27

Harbor Funds—Equity Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—July 31, 2008 (Unaudited)

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Equity securities (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities) are valued at the last sale price on a national exchange or system on which they are principally traded on the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there were no sales on the valuation day, securities traded principally: (i) on a U.S. exchange, including NASDAQ, will be valued at the mean between the closing bid and asked price; (ii) on a foreign exchange, including United Kingdom securities, will be valued at the official bid price determined as of the close of the primary exchange.

When reliable market quotations are not readily available or when market quotations do not accurately reflect fair value, securities are priced at their fair value, calculated according to procedures adopted by the Funds’ Board of Trustees, which may include utilizing an independent pricing service. A Fund may use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations or official closing prices for the same securities which means the Fund may value those securities higher or lower than another fund that uses market quotations or official closing prices.

For the Funds which may invest primarily in international equity securities, the fair value pricing procedures recognize that volatility in the U.S. equity markets may cause prices of foreign securities determined at the close of the foreign market or exchange on which the securities are traded to no longer be reliable when the Funds’ net asset values are determined. As a result, many of the international and global Funds’ foreign equity securities may be valued at their fair value in accordance with the fair value pricing procedures on any given day in an accounting period.

Futures Contracts

To seek to increase total return or hedge against changes in interest rates, securities prices or currency exchange rates, each Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on these futures contracts. Harbor Large Cap Value Fund is not authorized to enter into currency futures contracts and options on such contracts. Harbor International Fund and Harbor International Growth Fund are not authorized to enter into futures contracts on currencies or engage in options transactions with respect to futures contracts for speculative purposes. Futures contracts tend to increase or decrease the Fund’s exposure to the underlying instrument or hedge other Fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the contracts’ terms. The maximum potential loss on a long futures contract is the U.S. dollar value of the notional amount at the time the contract is opened. The potential loss on a short futures contract is unlimited. Open futures contracts are valued based on the official daily closing price of futures contracts set by the exchange for the purpose of settling margin accounts, which is referred to as the settlement price.

There were no futures contracts held as of July 31, 2008.

A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities or other liquid securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains or losses. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Options

Consistent with its investment policies, each Fund may use options contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Harbor Large Cap Value Fund is not authorized to engage in options transactions on currencies. Harbor International Fund and Harbor International Growth Fund are not authorized to engage in options transactions on currencies for speculative purposes. Call options tend to decrease a Fund’s exposure to the underlying instrument. Put options tend to increase a Fund’s exposure to the underlying instrument.

28

Harbor Funds—Equity Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES—Continued

When a Fund purchases an option, the premium paid by the Fund is included in the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the option’s current market value. Purchased options on equity securities are valued at the last sale price on the market on which they are principally traded. Purchased options on futures contracts are valued based on the settlement price for the underlying futures contract. If the purchased option expires, the Fund realizes a loss in the amount of the premium. If the Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

When a Fund writes an option, the premium received by the Fund is presented in the Fund’s Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. Written options on equity securities are valued at the last sale price or, in the absence of a sale, the last offering price on the market on which they are principally traded. Written options on futures contracts are valued based on the settlement price for the underlying futures contract. If an option expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option.

The risk in writing a call option is that the Fund relinquishes the opportunity to profit if the market price of the underlying security increases and the option is exercised. In writing a put option, the Fund assumes the risk of incurring a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market or if the counterparties do not perform under the contracts’ terms.

U.S. Government Securities

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly-owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U. S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

TBA/When-Issued Purchase Commitments

Each Fund may enter into TBA (to be announced) and when-issued purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price for a TBA has been established, the principal value has not been finalized. However, the amount of the commitment will not fluctuate more than 2.0% from the principal amount. The price of a when-issued security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated.

A Fund holds, and maintains until the settlement date, cash or liquid securities in an amount sufficient to meet the purchase price. TBA and when-issued purchase commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Fund’s other assets. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Unsettled TBA and when-issued purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation” above.

29

Harbor Funds—Equity Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES—Continued

Although the Fund will generally enter into TBA and when-issued purchase commitments with the intention of acquiring securities for its portfolio, a Fund may dispose of a commitment prior to settlement if the Fund’s subadviser deems it appropriate to do so.

TBA Sale Commitments

Each Fund may enter into TBA sale commitments to hedge portfolio positions or to sell mortgage-backed securities owned under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date on which the commitment was entered.

Short Sales

Each Fund, except Harbor International Fund and Harbor International Growth Fund, may engage in short-selling which obligates the Fund to replace the security borrowed by purchasing it at the market price at the time of replacement. Until the security is replaced, the Fund is required to pay to the lender any accrued interest or dividends, and may be required to pay a premium. The Fund would realize a gain if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would incur a loss as a result of the short sale if the price of the security increases between those dates. Until the Fund replaces the borrowed security, it will maintain in a segregated account or set aside in the Fund’s records cash or liquid securities sufficient to cover its short position. Short sales involve the risk of an unlimited increase in the market price of a security.

Foreign Forward Currency Contracts

Consistent with its investment policies, each Fund may enter into foreign forward currency contracts to facilitate transactions in foreign securities or as a hedge against either specific transactions or portfolio positions. A foreign forward currency contract is an agreement between two parties to buy and sell currencies at a set price on a future date. The U.S. dollar value of the contracts is determined using forward currency exchange rates supplied by a pricing service selected by the Adviser. The contract is marked-to-market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened; however, management of the Fund believes the likelihood of such loss is remote.

Foreign Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on the current exchange rates at period end. Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transaction. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred.

Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Trust’s custodian

30

Harbor Funds—Equity Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES—Continued

takes possession through the federal book-entry system of securities collateralizing repurchase agreements. The value of the underlying assets at the time of purchase is required to be at least equal to the repurchase price to protect the Fund in the event of default by the seller.

Securities Lending

Certain Funds may engage in securities lending. The loans are secured by collateral which is at least equal to the market value of the loaned securities and is intended to be maintained at that level during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the respective Fund the next business day. During the term of the loan, the Fund will continue to receive any interest, dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. The cash collateral is maintained on each Fund’s behalf by the lending agent and is invested in the State Street Navigator Securities Lending Prime Portfolio. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders’, administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The market value of securities loaned, and related collateral for securities on loan, at October 31, 2008, by Fund, are as follows:

Fund	Collateral for Securities on Loan	Market Value of Securities on Loan
Harbor Capital Appreciation Fund	$147,981	$144,702
Harbor Mid Cap Growth Fund	132,261	129,102
Harbor Mid Cap Value Fund	16,449	16,011
Harbor Small Cap Value Fund	309,377	301,812

NOTE 2—TAX INFORMATION

The identified cost for federal income tax purposes of investments owned by each Fund (including earned discount on corporate short-term notes and commercial paper) and their respective gross unrealized appreciation and depreciation at July 31, 2008 are as follows:

		Gross Unrealized		Net Unrealized Appreciation/ (Depreciation)
	Identified Cost	Appreciation	(Depreciation)
HARBOR DOMESTIC EQUITY FUNDS
Harbor Capital Appreciation Fund*	$7,535,583	$1,506,266	$(382,910)	$1,123,356
Harbor Mid Cap Growth Fund	652,908	51,886	(30,656)	21,230
Harbor Small Cap Growth Fund*	455,844	125,159	(45,729)	79,430
Harbor Small Company Growth Fund*	31,901	1,889	(2,894)	(1,005)
Harbor Large Cap Value Fund	241,087	7,279	(20,118)	(12,839)
Harbor Mid Cap Value Fund	92,824	2,374	(20,542)	(18,168)
Harbor SMID Value Fund	4,166	60	(1,692)	(1,632)
Harbor Small Cap Value Fund	1,441,763	369,960	(200,104)	169,856
HARBOR INTERNATIONAL EQUITY FUNDS
Harbor International Fund*	$21,201,095	$8,278,318	$(895,960)	$7,382,358
Harbor International Growth Fund*	1,212,720	70,145	(74,206)	(4,061)
Harbor Global Value Fund	93,390	1,004	(29,293)	(28,289)

*	Capital loss carryforwards are available which may reduce taxable income from future net realized gain on investments.

31

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	1.800.422.1050	www.harborfunds.com

Trustees & Officers

David G. Van Hooser

Chairman, President & Trustee

Raymond J. Ball

Trustee

Howard P. Colhoun

Trustee

John P. Gould

Trustee

Rodger F. Smith

Trustee

Charles F. McCain

Chief Compliance Officer

Anmarie S. Kolinski

Treasurer

Erik D. Ojala

Vice President & Secretary

Brian L. Collins

Vice President

Charles P. Ragusa

Vice President

Jodie L. Crotteau

Assistant Secretary

Susan A. DeRoche

Assistant Secretary

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive, 34th Floor

Chicago, IL 60606-4302

Distributor & Principal Underwriter

Harbor Funds Distributors, Inc.

111 South Wacker Drive, 34th Floor

Chicago, IL 60606-4302

312.443.4400

Shareholder Servicing Agent

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

1.800.422.1050

Custodian

State Street Bank & Trust Company

225 Franklin Street

Boston, MA 02110

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Wilmer Cutler Pickering

Hale and Dorr LLP

60 State Street

Boston, MA 02109

FD.QSOPH.EF

Quarterly Schedule of

Portfolio Holdings

July 31, 2008

Fixed Income Funds

Harbor High-Yield Bond Fund

Harbor Bond Fund

Harbor Real Return Fund

Harbor Short Duration Fund

Harbor Money Market Fund

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—July 31, 2008 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash and short-term investments of 12.1%)

COMMON STOCKS—0.1%
(Cost $66)
Shares		Value (000s)

OIL, GAS & CONSUMABLE FUELS—0.1%
5,000	Compton Petroleum Corp. (CAN)	$50

CONVERTIBLE BONDS—2.1%
Principal Amount (000s)
COMMERCIAL SERVICES & SUPPLIES —0.3%
	VeriFone Holdings Inc.
$200	1.625%—06/15/2012[1,2]	150

ELECTRONIC EQUIPMENT & INSTRUMENTS—0.3%
	L-1 Identity Solutions Inc
200	3.750%—05/15/2027	171

HEALTH CARE EQUIPMENT & SUPPLIES—0.8%
	Integra LifeScience Holdings Corp.
500	2.375%—06/01/2012[2]	462

HEALTH CARE PROVIDERS & SERVICES—0.1%
	Omnicare Inc.
100	3.250%—12/15/2035	75

HOTELS, RESTAURANTS & LEISURE—0.4%
	Shuffle Master Inc.
250	1.250%—04/15/2024	240

PHARMACEUTICALS—0.2%
	Mylan Inc.
150	1.250%—03/15/2012	127

TOTAL CONVERTIBLE BONDS (Cost $1,300)		1,225

CORPORATE BONDS & NOTES—85.7%
AEROSPACE & DEFENSE—1.1%
	Alliant Techsystems Inc.
100	6.750%—04/01/2016	97
	Hexcel Corp.
150	6.750%—02/01/2015	146
	Moog Inc.
250	7.250%—06/15/2018[2]	246
	TransDigm Inc.
150	7.750%—07/15/2014	147

		636

AUTO COMPONENTS—1.3%
	Goodyear Tire & Rubber Co.
250	6.678%—12/01/2009[1]	249
400	7.857%—08/15/2011	399
98	8.625%—12/01/2011	100

		748

AUTOMOBILES—0.1%
	General Motors Nova Scotia Finance Co.
100	6.850%—10/15/2008	99

BEVERAGES—0.4%
	Constellation Brands Inc.
250	7.250%—05/15/2017	243

BUILDING PRODUCTS—0.2%
	Interface Inc.
125	10.375%—02/01/2010	132

CAPITAL MARKETS—0.4%
	Nuveen Investments Inc
250	10.500%—11/15/2015[2]	226

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

CHEMICALS—1.8%
	Airgas Inc.
$250	7.125%—10/01/2018[2]	$252
	Nalco Co.
450	7.750%—11/15/2011	457
200	8.875%—11/15/2013	208

		665

	Rockwood Specialties Group Inc.
100	7.500%—11/15/2014	99

		1,016

COMMERCIAL SERVICES & SUPPLIES—7.5%
	Allied Waste North America Inc. Series B
500	7.125%—05/15/2016	488
	ARAMARK Corp.
750	8.500%—02/01/2015	751
	Cardtronics Inc.
100	9.250%—08/15/2013	95
	Casella Waste Systems Inc.
150	9.750%—02/01/2013	148
	Corrections Corp of America
500	7.500%—05/01/2011	508
	FTI Consulting Inc.
500	7.750%—10/01/2016	514
	Iron Mountain Inc.
350	7.750%—01/15/2015	352
150	8.625%—04/01/2013	151

		503

	Mac-Gray Corp.
300	7.625%—08/15/2015	288
	Service Corp International
250	7.375%—10/01/2014	243
250	7.500%—04/01/2027	206

		449

	Waste Services Inc.
100	9.500%—04/15/2014	101
	West Corp.
300	9.500%—10/15/2014	260

		4,105

COMMUNICATIONS EQUIPMENT—0.9%
	Lucent Technologies Inc.
500	5.500%—11/15/2008	500

CONSUMER FINANCE—2.0%
	Ford Motor Credit Co.
250	7.163%—04/15/2012[1]	237
350	7.375%—10/28/2009	319

		556

	GMAC LLC
600	5.850%—01/14/2009	574

		1,130

CONTAINERS & PACKAGING—2.3%
	BWAY Corp.
150	10.000%—10/15/2010	151
	Crown Americas LLC
350	7.625%—11/15/2013	357

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

CONTAINERS & PACKAGING—Continued
	Graham Packaging
$300	8.500%—10/15/2012	$280
	Graphic Packaging International Inc.
250	8.500%—08/15/2011	240
	Owens Brockway Glass Container Inc.
250	6.750%—12/01/2014	247

		1,275

DIVERSIFIED CONSUMER SERVICES—0.3%
	Education Management LLC
200	10.250%—06/01/2016	175

DIVERSIFIED TELECOMMUNICATION SERVICES—6.8%
	Cincinnati Bell Inc.
150	6.300%—12/01/2028	118
500	8.375%—01/15/2014	479

		597

	Citizens Communications Co.
600	6.250%—01/15/2013	571
	Nordic Telephone Co. Holdings ApS
300	8.875%—05/01/2016[2]	291
	PAETEC Holding Corp.
400	9.500%—07/15/2015	367
	Qwest Communications International Inc.
75	6.176%—02/15/2009[1]	75
500	7.500%—02/15/2014	464

		539

	Syniverse Technologies Inc. Series B
350	7.750%—08/15/2013	333
	Time Warner Telecom Holdings Inc.
250	9.250%—02/15/2014	255
	Windstream Corp.
350	7.000%—03/15/2019	322
500	8.625%—08/01/2016	509

		831

		3,784

ELECTRIC UTILITIES—0.4%
	Edison Mission Energy
250	7.200%—05/15/2019	236

ELECTRICAL EQUIPMENT—0.9%
	Baldor Electric Co.
500	8.625%—02/15/2017	504

ELECTRONIC EQUIPMENT & INSTRUMENTS—0.7%
	Celestica Inc.
150	7.625%—07/01/2013	144
100	7.875%—07/01/2011	101

		245

	Flextronics International Ltd
150	6.500%—05/15/2013	143

		388

ENERGY EQUIPMENT & SERVICES—4.9%
	Basic Energy Services Inc.
250	7.125%—04/15/2016	235
	Bristow Group Inc.
500	7.500%—09/15/2017	495

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

ENERGY EQUIPMENT & SERVICES—Continued
	CHC Helicopter Corp.
$200	7.375%—05/01/2014	$209
	Complete Production Services Inc.
250	8.000%—12/15/2016	249
	Gulfmark Offshore Inc.
200	7.750%—07/15/2014	198
	Helix Energy Solutions Group Inc.
350	9.500%—01/15/2016[2]	353
	Hornbeck Offshore Services Inc.
350	6.125%—12/01/2014	337
	Key Energy Services Inc.
250	8.375%—12/01/2014[2]	253
	SandRidge Energy, Inc.
400	8.000%—06/01/2018[2]	397

		2,726

FINANCE—0.4%
	GMAC LLC
250	3.926%—05/15/2009[1]	221

FOOD & STAPLES RETAILING—0.6%
	Stater Brothers Holdings
350	7.750%—04/15/2015	336

FOOD PRODUCTS—1.1%
	B&G Foods Inc.
100	8.000%—10/01/2011	99
	Del Monte Corp.
250	8.625%—12/15/2012	257
	Michael Foods Inc.
125	8.000%—11/15/2013	123
	NBTY Inc.
150	7.125%—10/01/2015	142

		621

GAS UTILITIES—2.2%
	Dynegy Holdings Inc.
200	7.750%—06/01/2019	185
300	8.375%—05/01/2016	299

		484

	Ferrellgas Partners LP
200	8.750%—06/15/2012	187
	Inergy LP
250	6.875%—12/15/2014	226
	Suburban Propane Partners LP
350	6.875%—12/15/2013	325

		1,222

HEALTH CARE EQUIPMENT & SUPPLIES—0.6%
	Advanced Medical Optics Inc.
200	7.500%—05/01/2017	181
	Universal Hospital Services Inc.
150	6.303%—06/01/2015[1]	140

		321

HEALTH CARE PROVIDERS & SERVICES—5.5%
	Biomet Inc.
500	10.000%—10/15/2017	540
	Community Health Systems Inc.
350	8.875%—07/15/2015	354

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

HEALTH CARE PROVIDERS & SERVICES—Continued
	DaVita Inc.
$500	7.250%—03/15/2015	$494
	HCA Healthcare Co.
150	8.750%—09/01/2010	152
	HCA Inc.
200	6.750%—07/15/2013	175
	Health Management Associates Inc
150	6.125%—04/15/2016	131
	IASIS Healthcare LLC
150	8.750%—06/15/2014	151
	Psychiatric Solutions Inc.
400	7.750%—07/15/2015	393
	ReAble Therapeutics Finance LLC
400	10.875%—11/15/2014[2]	400
	Res-Care Inc.
100	7.750%—10/15/2013	96
	United Surgical Partners International Inc.
100	8.875%—05/01/2017	89

		2,975

HOTELS, RESTAURANTS & LEISURE—4.9%
	Caesars Entertainment Inc.
100	7.875%—03/15/2010	89
	Chukchansi Economic Development Authority
100	6.328%—11/15/2012[1,2]	82
500	8.000%—11/15/2013[2]	413

		495

	Gaylord Entertainment Co.
250	8.000%—11/15/2013	234
	Global Cash Access LLC
162	8.750%—03/15/2012	159
	Mandalay Resort Group
100	7.000%—11/15/2036	101
	MGM Mirage
400	6.000%—10/01/2009	392
	Mohegan Tribal Gaming Authority
200	6.375%—07/15/2009	194
	Penn National Gaming Inc.
100	6.875%—12/01/2011	93
	Pinnacle Entertainment Inc.
100	8.250%—03/15/2012	95
	Scientific Games Corp.
200	7.875%—06/15/2016[2]	195
	Seminole Hard Rock Entertainment Inc.
500	5.276%—03/15/2014[1,2]	408
	Seneca Gaming Corp.
250	7.250%—05/01/2012	227

		2,682

HOUSEHOLD PRODUCTS—0.6%
	Da-Lite Screen Co. Inc.
150	9.500%—05/15/2011	145
	Jostens (Visant)
200	8.750%—12/01/2013	191

		336

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—4.4%
	AES Corp.
$250	8.000%—06/01/2020[2]	$242
	El Paso Corp.
250	7.000%—06/15/2017	252
	Energy Future Holdings
450	10.875%—11/01/2017[2]	466
	IPALCO Enterprises Inc.
500	7.250%—04/01/2016[2]	504
	NRG Energy Inc.
650	7.375%—02/01/2016-01/15/2017	631
	Texas Competitive Electric Holdings Co. LLC
350	10.250%—11/01/2015[2]	352

		2,447

INDUSTRIAL—2.4%
	Education Management LLC
300	8.750%—06/01/2014	272
	Inergy Finance Corp.
250	8.250%—03/01/2016	242
	Intelsat Subsidiary Holding Co Ltd
250	8.500%—01/15/2013[2]	249
	Nielsen Finance LLC
350	10.000%—08/01/2014	352
	Qwest Capital Funding Inc.
250	7.250%—02/15/2011	239

		1,354

INSURANCE—0.3%
	HUB International Holdings Inc.
200	10.250%—06/15/2015[2]	161

IT SERVICES—2.7%
	Broadridge Financial Solutions Inc.
250	6.125%—06/01/2017	211
	Lender Processing Services Inc.
500	8.125%—07/01/2016[2]	501
	Sungard Data Systems Inc.
250	3.750%—01/15/2009	248
300	9.125%—08/15/2013	308
175	10.250%—08/15/2015	179

		735

		1,447

LEISURE EQUIPMENT & PRODUCTS—0.3%
	Leslie’s Poolmart
200	7.750%—02/01/2013	180

MACHINERY—0.9%
	SPX Corp.
250	7.625%—12/15/2014[2]	256
	Terex Corp.
250	8.000%—11/15/2017	246

		502

MEDIA—7.6%
	Allbritton Communications Co.
450	7.750%—12/15/2012	416
	Cablevision Systems Corp. Series B
500	7.133%—04/01/2009[1]	506
	Cadmus Communications Corp.
150	8.375%—06/15/2014	123

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

MEDIA—Continued
	DirecTV Holdings LLC
$1,000	8.375%—03/15/2013	$1,038
	Echostar DBS Corp.
300	6.625%—10/01/2014	276
200	7.125%—02/01/2016	186

		462

	Lamar Media Corp.
400	6.625%—08/15/2015	362
	LIN Television Corp.
500	6.500%—05/15/2013	438
	Mediacom Broadband LLC
100	8.500%—10/15/2015	90
	Mediacom LLC
150	9.500%—01/15/2013	143
	Quebecor Media Inc.
200	7.750%—03/15/2016	183
	Videotron Ltd
250	6.875%—01/15/2014	243
150	9.125%—04/15/2018[2]	157

		400

		4,161

METALS & MINING—1.6%
	AK Steel Corp.
250	7.750%—06/15/2012	258
	Arch Western Finance LLC
450	6.750%—07/01/2013	451
	Freeport-McMoRan Copper & Gold Inc.
150	8.375%—04/01/2017	157

		866

OIL, GAS & CONSUMABLE FUELS—10.4%
	Berry Petroleum Co.
150	8.250%—11/01/2016	149
	Chesapeake Energy Corp.
250	6.500%—08/15/2017	235
	Denbury Resources Inc.
250	7.500%—04/01/2013	249
	El Paso Corp.
500	7.250%—06/01/2018	498
	Encore Acquisition Co.
250	6.000%—07/15/2015	228
250	7.250%—12/01/2017	241

		469

	Exco Resources Inc.
350	7.250%—01/15/2011	348
	Foundation PA Coal Co.
300	7.250%—08/01/2014	303
	Mariner Energy Inc.
250	8.000%—05/15/2017	237
	MarkWest Energy Partners LP
250	8.750%—04/15/2018[2]	250
	Massey Energy Co.
200	6.625%—11/15/2010	200
350	6.875%—12/15/2013	344

		544

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

OIL, GAS & CONSUMABLE FUELS—Continued
	Peabody Energy Corp.
$250	7.375%—11/01/2016	$256
	PetroHawk Energy Corp.
500	7.875%—06/01/2015[2]	486
	Petroplus Finance Ltd.
250	6.750%—05/01/2014[2]	220
	Quicksilver Resources Inc.
350	8.250%—08/01/2015	342
	Range Resources Corp.
300	7.250%—05/01/2018	294
	Stone Energy Corp.
250	8.250%—12/15/2011	244
	W&T Offshore Inc.
400	8.250%—06/15/2014[2]	379
	Williams Partners LP
250	7.250%—02/01/2017	250

		5,753

PAPER & FOREST PRODUCTS—2.4%
	Domtar Corp.
750	7.875%—10/15/2011	752
	Georgia Pacific Corp.
250	8.125%—05/15/2011	248
	NewPage Corp.
250	10.000%—05/01/2012	241
	Verso Paper Holdings LLC
100	9.125%—08/01/2014	90

		1,331

PHARMACEUTICALS—0.5%
	Warner Chilcott Corp.
250	8.750%—02/01/2015	252

REAL ESTATE—0.9%
	Omega Healthcare Investors Inc.
500	7.000%—04/01/2014	481

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

SPECIALTY RETAIL—0.4%
	Sally Holdings LLC
$250	9.250%—11/15/2014	$245

TEXTILES, APPAREL & LUXURY GOODS—0.2%
	Phillips-Van Heusen Corp.
125	8.125%—05/01/2013	127

WIRELESS TELECOMMUNICATION SERVICES—2.8%
	American Tower Corp.
250	7.000%—10/15/2017[2]	252
	Centennial Communications Corp.
350	8.125%—02/01/2014	355
250	8.541%—01/01/2013[1]	250

		605

	Hughes Network Systems LLC
350	9.500%—04/15/2014	356
	Intelsat Bermuda Ltd.
250	11.250%—06/15/2016	261

		1,474

TOTAL CORPORATE BONDS & NOTES (Cost $48,609)		47,418

SHORT-TERM INVESTMENTS—10.3%
(Cost $5,731)
REPURCHASE AGREEMENTS
5,731	Repurchase Agreement with State Street Corp. dated July 31, 2008 due August 1, 2008 at 1.200% collateralized by Federal Home Loan Bank Note (market value $5,850)	5,731

TOTAL INVESTMENTS—98.2% (Cost $55,706)		54,424

CASH AND OTHER ASSETS, LESS LIABILITIES—1.8%		990

TOTAL NET ASSETS—100.0%		$55,414

1	Floating rate security. The stated rate represents the rate in effect at July 31, 2008.

2	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service selected by the adviser (Harbor Capital Advisors, Inc.), or using valuation procedures approved by the Board of Trustees. At July 31, 2008, these securities were valued at $8,603 or 15% of net assets.

(CAN)	Canada.

The accompanying notes are an integral part of the portfolio of investments.

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—July 31, 2008 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash and short-term investments of –11.5%)

ASSET-BACKED SECURITIES—2.8%
Principal Amount (000s)		Value (000s)

	ACE Securities Corp.
	Series 2006-ASP5 Cl. A2A
$1,562	2.975%—10/25/2036[1,2]	$1,547
	American Express Credit Corp.
4,400	5.875%—05/02/2013[2]	4,324
	Argent Securities Inc. Pass Through Certificates
	Series 2006-M2 Cl. A2A
849	2.533%—09/25/2036[1,2]	842
	Asset Backed Funding Certificates
	Series 2006-HE1 Cl. A2A
2,168	2.955%—01/25/2037[1,2]	2,107
	BA Credit Card Trust
4,200	3.094%—04/15/2013[1,2]	4,171
21,300	3.149%—12/15/2014[1,2]	21,033

		25,204

	Bank of America Credit Card Trust[1]
25,700	4.015%—12/16/2013[2]	25,892
	Countrywide Asset-Backed Certificates
	Series 2006-19 Cl. 2A1
2,344	2.659%—03/25/2037[1,2]	2,304
	Series 2006-16 Cl. 2A1
703	2.945%—12/25/2046[1,2]	694
	Series 2001-BC3 Cl. A
378	5.800%—12/25/2031[1,2]	236

		3,234

	Credit-Based Asset Servicing & Securitization LLC
	Series 2006-CB9 Cl. A1
2,708	2.955%—11/25/2036[1,2]	2,489
	First Franklin Mortgage Loan Asset Backed Certificates
	Series 2006-FF9 Cl. 2A1
6,475	2.543%—06/25/2036[1,2]	6,362
	GSAMP Trust
2,970	2.965%—09/25/2036-12/25/2036[1,2]	2,897
	HSI Asset Securitization Corp Trust Pass Through Certificates
	Series 2006-HE2 Cl. 2A1
1,724	2.945%—12/25/2036[1,2]	1,571
	Indymac Residential Asset Backed Trust
	Series 2006-E Cl. 2A1
1,587	2.955%—04/25/2037[1,2]	1,552

ASSET-BACKED SECURITIES—Continued
Principal Amount (000s)		Value (000s)

	JP Morgan Mortgage Acquisition Corp. Pass Through Certificates
	Series 2006-WMC3 Cl. A2
$915	2.945%—08/25/2036[1,2]	$883
	Long Beach Mortgage Loan Trust
	Series 2004-4 Cl. 1A1
119	5.600%—10/25/2034[1,2]	93
	Option One Mortgage Loan Trust
	Series 2007-1 Cl. 2A1
2,431	5.370%—01/25/2037[1,2]	2,347
	Park Place Securities Inc.
	Series 2004-MCW1 Cl. A1
4,371	3.207%—10/25/2034[1,2]	3,687
	Residential Asset Mortgage Products Inc. Pass Through Certificates
	Series 2006-RZ4 Cl. A1A
2,588	3.456%—10/25/2036[1,2]	2,407
	Residential Asset Securities Corp. Pass Through Certificates
	Series 2006-KS8 Cl. A1
3,547	3.436%—10/25/2036[1,2]	3,504
	Series 2006-KS9 Cl. AI1
2,252	3.446%—11/25/2036[1,2]	2,165

		5,669

	Saxon Asset Securities Trust
	Series 2006-3 Cl. A1
1,029	3.436%—10/25/2046[1,2]	1,015
	SBI Home Equity Loan Trust Pass Through Certificates Series 2006-1A Cl. 1A2A
1,658	3.546%—08/25/2036[1,2,3]	1,586
	Securitized Asset Backed Receivables LLC Pass Through Certificates Series 2007-HE1 Cl. 2A2
3,010	2.955%—12/25/2036[1,2]	2,825
	SLM Student Loan Trust
1,726	3.220%—01/26/2015[1,2]	1,716
	Small Business Administration
	Series 2003-20I Cl. 1
646	5.130%—09/01/2023[2]	639
	Series 2001-20A Cl. 1
1,614	6.290%—01/01/2021[2]	1,661
	Series 2000-P10 Cl.1
102	7.449%—08/10/2010[2]	104

		2,404

	Soundview Home Equity Loan Trust Series 2006-EQ1 Cl. A1
1,033	3.426%—10/25/2036[1,2]	1,006
	Wells Fargo Home Equity Trust Series 2006-3 Cl. A1
1,364	2.945%—01/25/2037[1,2]	1,328

TOTAL ASSET-BACKED SECURITIES (Cost $107,462)		104,987

BANK LOAN OBLIGATIONS—0.5%
	Chrysler Finance Co. (Term B)
12,903	9.000%—08/03/2014[2]	10,751

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

BANK LOAN OBLIGATIONS—Continued
Principal Amount (000s)		Value (000s)

	CSC Holdings Inc. (Cablevision Term B):
$1,254	7.070%—03/29/2013[2]	$1,190
505	7.110%—03/29/2013[2]	479

		1,669

	First Data Corp (Term B2)
1,862	7.634%—09/24/2014[2]	1,716
	First Data Corp. (Term B1)
1,802	5.210%—09/24/2014[2]	1,661
55	5.349%—09/24/2014	51
133	5.446%—09/24/2014	123
128	7.634%—09/24/2014[2]	118

		1,953

	First Data Corp. (Term B3)
1,852	5.230%—09/24/2014	1,707
1,995	5.400%—09/24/2014	1,839
133	7.580%—09/24/2014	123

		3,669

TOTAL BANK LOAN OBLIGATIONS (Cost $21,193)		19,758

COLLATERALIZED MORTGAGE OBLIGATIONS—5.9%
	American Home Mortgage Investment Trust REMIC[4]
	Series 2004-4 Cl. 4A
1,994	4.390%—02/25/2045[1,2]	1,420
	Banc of America Funding Corp. REMIC[4]
	Series 2005-D Cl. A1
2,974	4.113%—05/25/2035[1,2]	2,547
	Bear Stearns Adjustable Rate Mortgage Trust REMIC[4]
	Series 2005-10 Cl. A1
9,278	4.750%—10/25/2035[1,2]	9,087
	Pass Thru Certificates
	Series 2003-1 Cl. 6A1
1,189	5.031%—04/25/2033[2,5]	1,148
	Series 2000-2 Cl. A1
140	6.099%—11/25/2030[1,2]	138

		10,373

	Bear Stearns Alt-A Trust
	Pass Through Certificates
	Series 2005-7 Cl. 2A1
1,881	5.706%—09/25/2035[2,5]	1,534
	Bear Stearns Alt-A Trust REMIC[4]
	Series 2006-8 Cl. 3A1
3,286	2.759%—02/25/2034[1,2]	2,061
	Series 2005-4 Cl. 3A1
3,815	5.372%—05/25/2035[2,5]	3,246

		5,307

	Bear Stearns Commercial Mortgage Securities Pass Through
	Series 2007-PW18 Cl. A4
6,400	5.700%—06/11/2050[2]	5,975
	Bear Stearns Mortgage Funding Trust REMIC[4]
	Series 2007-AR1 Cl. 2A1
6,233	2.669%—01/25/2037[1,2]	5,550
	Bear Stearns Structured Products Inc.
	Series 2007-R7 Cl. A1
4,169	2.593%—01/25/2037[1,3]	4,044

COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount (000s)		Value (000s)

	Countrywide Home Loan Mortgage Pass Through Trust
	Series 2004-HYB9 Cl. 1A1
$7,430	4.718%—02/20/2035[2,5]	$6,717
	Series 2004-22 Cl. A3
4,171	4.802%—11/25/2034[2,5]	3,715
	Series 2003-10 Cl. A2
192	5.750%—05/25/2033[2]	192

		10,624

	Countrywide Home Loan Mortgage Pass Through Trust REMIC[4]
	Series 2005-HYB9 Cl. 3A2A
1,311	5.250%—02/20/2036[1,2]	1,110
	Federal Home Loan Mortgage Corp. REMIC[4]
72,355	2.664%—07/15/2019-10/15/2020[1,2]	70,816
25,927	2.744%—02/15/2019[1,2]	25,362
3,218	2.814%—05/15/2036[1,2]	3,149
238	2.964%—11/15/2030[1,2]	237
4,555	5.000%—04/25/2033[2]	4,479
449	8.000%—08/15/2022[2]	484
66	9.000%—12/15/2020[2]	70

		104,597

	Federal National Mortgage Association
594	6.500%—12/25/2042[2]	608
	Federal National Mortgage Association REMIC[4]
	Series 2006-5 Cl. 3A2
845	4.689%—05/25/2035[1,2]	847
	FHLMC Structured Pass Through Securities
1,561	5.272%—08/15/2032[2,5]	1,559
	FHLMC Structured Pass Through Securities REMIC[4]
	Series T-63 Cl. 1A1
412	6.229%—02/25/2045[1,2]	378
	First Nationwide Trust REMIC[4]
	Series 2001-3 Cl. 1A1
18	6.750%—08/25/2031[2]	18
	GSR Mortgage Loan Trust
	Pass Through Certificates
	Series 2005-AR7 Cl. 6A1
4,991	5.248%—11/25/2035[2,5]	4,386
	GSR Mortgage Loan Trust REMIC[4]
	Pass Through Certificates
	Series 2005-AR6 Cl. 2A1
13,427	4.539%—09/25/2035[1,2]	12,140
	Harborview Mortgage Loan Trust REMIC[4]
	Pass-through Certificates
	Series 2005-2 Cl. 2A1A
783	5.758%—05/19/2035[1,2]	508
	IndyMac ARM Trust REMIC[4]
	Series 2001-H2 Cl. A2
21	6.395%—01/25/2032[1,2]	17
	IndyMac Index Mortgage Loan Trust REMIC[4]
	Pass Through Certificates
	Series 2005-AR31 Cl. 1A1
5,164	5.165%—01/25/2036[2,5]	3,436
	J.P. Morgan Chase Commercial Mortgage Securities Trust 2006
4,800	5.336%—05/15/2047[2]	4,428
	J.P. Morgan Chase Commercial Mortgage Securities Trust 2007
14,400	5.420%—01/15/2049[2]	13,078
	Lehman Brothers Floating Rate Commercial Mortgage Trust
	Pass Through Certificates
	Series 2006-LLFA Cl. A1
592	2.594%—09/15/2021[1,2,3]	560

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount (000s)		Value (000s)

	Merrill Lynch Mortgage Investors Inc.
	Pass Through Certificates
	Series 2005-A10 Cl. A
$2,362	5.530%—02/25/2036[1,2]	$1,916
	Series 2005-3 Cl. 4A
704	5.570%—11/25/2035[1,2]	636

		2,552

	Morgan Stanley Capital I Series 2007-XLFA Cl. A1
1,294	2.575%—10/15/2020[1,2,3]	1,193
	Residential Funding Mortgage Series 2006-SA1 Cl. 2A1
1,304	5.590%—02/25/2036[2,5]	1,129
	Sovereign Commercial Mortgage Securities Series 2007-C1 Cl. A2
1,100	5.835%—07/22/2030[2,3,5]	1,073
	Structured Asset Mortgage Investments Inc. Pass Through Certificates Series 2005-AR5 Cl. A2
2,603	2.809%—07/19/2035[1,2]	2,361
	Structured Asset Securities Corp. REMIC[4] Series 2002-1A Cl. 4A
45	6.063%—02/25/2032[1,2]	41
	Series 2001-21A Cl. 1A1
44	7.131%—01/25/2032[1,2]	44

		85

	Thornburg Mortgage Securities Trust REMIC[4] Pass Through Certificates Series 2006-6 Cl. A1
3,238	3.245%—11/25/2046[1,2]	3,101
	Wachovia Bank Commercial Mortgage Trust Series 2006-WHL7 Cl. A1
12,008	2.604%—09/11/2021[1,2,3]	11,278
	Washington Mutual REMIC[4] Pass Through Certificates Series 2005-AR13 Cl. A1A1
880	3.666%—10/25/2045[1,2]	558
	Wells Fargo Mortgage Backed Securities REMIC[4] Series 2006-AR2 Cl. A1
4,990	4.950%—03/25/2036[2,5]	4,575

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $238,188)		222,949

CORPORATE BONDS & NOTES—34.0%
	Access Group Inc.
23,600	4.090%—10/27/2025[1]	23,364
	Allstate Life Global Funding Trusts
4,600	5.375%—04/30/2013[2]	4,607
	American Airlines Inc. Series 2001-2 Cl. A1
185	6.978%—04/01/2011[2]	175
	American Express Bank
6,500	5.500%—04/16/2013[2]	6,301
9,500	6.000%—09/13/2017[2]	8,806

		15,107

	American Express Centurion Bank
9,500	6.000%—09/13/2017[2]	8,836
	American Express Global
6,400	7.000%—03/19/2018[2]	6,376

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

	American Honda Finance Corp. MTN[6]
$5,700	2.784%—02/09/2010[1,2,3]	$5,673
	American International Group Inc.
235	8.050%—08/01/2011[2]	13,523
900	5.050%—10/01/2015[2]	803

		14,326

	Amgen Inc.
24,000	6.900%—06/01/2038[2]	24,659
	Anadarko Petroleum Corp.
15,200	3.200%—09/15/2009[1,2]	15,074
	Anheuser-Busch Cos Inc.
200	5.500%—01/15/2018[2]	185
	ANZ National International Ltd.
5,000	3.168%—08/07/2009[1,2,3]	4,992
	AstraZeneca plc
1,700	5.900%—09/15/2017[2]	1,751
1,600	6.450%—09/15/2037[2]	1,642

		3,393

	AT&T Inc.
4,200	4.950%—01/15/2013[2]	4,205
5,000	5.500%—02/01/2018[2]	4,890
2,900	6.300%—01/15/2038[2]	2,737

		11,832

	Barclays Bank plc
26,700	5.450%—09/12/2012[2]	26,713
	Bear Stearns Cos. Inc.
13,700	3.218%—07/19/2010[1,2]	13,579
4,971	6.400%—10/02/2017	4,877

		18,456

	Bear Stearns Cos. Inc. MTN[6]
4,800	2.786%—03/30/2009[1,2]	4,783
12,200	3.500%—08/21/2009[1,2]	12,152
14,831	6.950%—08/10/2012[2]	15,301

		32,236

	BellSouth Corp.
11,200	2.776%—08/15/2008[1,2]	11,201
	BNP Paribas
9,600	5.186%—06/29/2049[2,3,5]	8,254
	Calabash Re Ltd. Series 2006-I Cl. A1
1,100	11.200%—01/08/2010[1,3]	1,093
	Cemex Inc.
3,100	6.722%—12/01/2049[2,3,5]	2,831
	China Development Bank
600	5.000%—10/15/2015[2]	584
	CIT Group Inc.
1,700	2.729%—12/19/2008[1,2]	1,667
4,600	3.401%—01/30/2009[1,2]	4,401

		6,068

	CIT Group Inc. MTN[6]
2,900	2.826%—08/15/2008[1,2]	2,900
8,700	2.839%—08/17/2009[1,2]	7,972

		10,872

	Citigroup Capital XXI
10,400	8.300%—12/21/2057[2,5]	9,520

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

	Citigroup Funding Inc. MTN[6]
$1,200	2.898%—04/23/2009[1,2]	$1,186
10,300	2.980%—12/08/2008[1,2]	10,270
3,600	4.858%—06/26/2009[1,2]	3,555

		15,011

	Citigroup Inc.
4,700	2.695%—12/26/2008[1,2]	4,687
9,000	2.701%—12/28/2009[1,2]	8,800
1,700	5.300%—10/17/2012[2]	1,650
20,500	5.500%—08/27/2012-04/11/2013[2]	20,039
1,100	5.850%—07/02/2013[2]	1,085
6,200	6.000%—08/15/2017[2]	5,874
5,600	6.125%—08/25/2036[2]	4,695
37,100	8.400%—04/29/2049[2,5]	31,813

		78,643

	Codelco Inc.
500	6.150%—10/24/2036[2,3]	470
	Comcast Corp.
5,500	3.010%—07/14/2009[1,2]	5,437
1,200	5.875%—02/15/2018[2]	1,158
1,200	6.450%—03/15/2037[2]	1,102

		7,697

	Daimler Chrysler Auto Trust Series 2008-B Cl. A2B
8,200	3.378%—07/08/2011[1,2]	8,228
	Series 2008-B Cl. A3B
3,300	3.928%—09/10/2012[1,2]	3,325

		11,553

	DaimlerChrysler North America Holding Corp. MTN[6]
6,300	3.218%—03/13/2009[1,2]	6,273
4,400	3.562%—08/03/2009[1,2]	4,366

		10,639

	Dell Inc.
8,800	5.650%—04/15/2018[2,3]	8,591
	Deutsche Bank AG
8,400	6.000%—09/01/2017[2]	8,423
	Dominion Resources Inc.
27,970	3.864%—06/17/2010[1,2]	28,000
	El Paso Corp. MTN[6]
200	8.050%—10/15/2030[2]	204
	Enel Finance International SA
12,600	6.250%—09/15/2017[2,3]	12,768
	Export-Import Bank of China
600	4.875%—07/21/2015[2,3]	583
	Fifth Third Bank Corp.
21,900	8.250%—03/01/2038[2]	17,247
	Ford Credit Auto Owner Trust
24,200	3.714%—12/15/2010[1,2]	24,299
	Ford Motor Credit Co.
4,430	7.250%—10/25/2011[2]	3,351
	Gaz Capital SA
900	6.212%—11/22/2016[2,3]	832
	Gazprom LPN
4,400	10.500%—10/21/2009[2]	4,714
	General Electric Capital Corp.
14,500	5.500%—09/15/2067[2]	20,252

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

	General Electric Capital Corp. MTN[6]
$10,100	2.746%—08/15/2011[1,2]	$9,896
900	2.768%—01/05/2009[1,2]	900
2,700	2.888%—01/20/2010[1,2]	2,689
5,500	2.918%—10/21/2010[1,2]	5,468
2,000	2.928%—01/08/2016[1,2]	1,875
900	2.937%—10/26/2009[1,2]	898
23,519	2.953%—03/20/2013[1,2]	22,073
6,400	5.875%—01/14/2038[2]	5,766

		49,565

	General Electric Capital Corp. Series A
6,300	2.788%—10/06/2010[1,2]	6,258
	GMAC LLC
800	6.000%—12/15/2011[2]	501
	Goldman Sachs Group Inc.
1,900	2.639%—12/23/2008[1,2]	1,896
7,700	2.689%—06/23/2009[1,2]	7,658
22,200	5.950%—01/18/2018[2]	21,126
5,600	6.150%—04/01/2018[2]	5,404
9,100	6.250%—09/01/2017[2]	8,901

		44,985

	Goldman Sachs Group Inc. MTN[6]
6,500	2.746%—03/30/2009[1,2]	6,466
5,000	3.186%—11/10/2008[1,2]	4,992
8,780	3.250%—07/23/2009[1,2]	8,717

		20,175

	H.J. Heinz Co.
800	6.428%—12/01/2020[2,3]	806
	HBOS plc MTN[6]
800	5.920%—09/29/2049[2,3,5]	520
	HBOS Treasury Services plc MTN[6]
7,300	2.749%—07/17/2009[1,2,3]	7,298
	HSBC Bank USA
5,400	3.130%—06/10/2009[1,2]	5,378
	HSBC Finance Corp.
3,300	2.794%—10/21/2009[1,2]	3,235
2,900	2.930%—09/15/2008[1,2]	2,899

		6,134

	HSBC Finance Corp. MTN[6]
4,200	3.154%—12/05/2008[1,2]	4,187
	HSBC Holdings plc
1,700	6.500%—05/02/2036[2]	1,555
	ICICI Bank Ltd.
7,100	3.250%—01/12/2010[1,2,3]	6,876
	JP Morgan Chase Bank
7,000	6.000%—10/01/2017[2]	6,809
24,227	6.625%—03/15/2012[2]	25,004

		31,813

	JP Morgan Chase Capital XX
800	6.550%—09/29/2036[2]	657
	Key Bank NA
8,500	4.682%—06/02/2010[1,2]	8,501
	Korea Development Bank
15,000	2.928%—04/03/2010[1,2]	14,811
	Lehman Brothers Holdings Inc.
11,900	2.778%—08/21/2009[1,2]	11,169
13,270	3.487%—01/26/2017[1,2]	9,573
2,200	6.875%—05/02/2018[2]	2,069

		22,811

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

	Lehman Brothers Holdings Inc. MTN[6]
$7,500	2.774%—04/03/2009[1,2]	$7,208
3,400	2.954%—07/18/2011[1,2]	2,989
3,000	2.966%—11/10/2009[1,2]	2,784
1,100	3.233%—05/25/2010[1,2]	1,018
200	5.410%—12/23/2008[1,2]	197
5,000	5.625%—01/24/2013[2]	4,679

		18,875

	Merrill Lynch & Co. Inc.
12,700	3.400%—05/02/2017[1,2]	10,347
5,100	6.400%—08/28/2017[2]	4,663
13,000	6.875%—04/25/2018[2]	12,190

		27,200

	Merrill Lynch & Co. Inc. MTN[6]
5,400	3.138%—12/04/2009[1,2]	5,201
4,400	3.158%—08/14/2009[1,2]	4,274
15,500	3.178%—05/08/2009[1,2]	15,166

		24,641

	MetLife Inc.
1,600	6.400%—12/15/2036[2]	1,364
	Metropolitan Life Global Funding I MTN[6]
8,800	3.110%—05/17/2010[1,2,3]	8,689
	Monumental Global Funds
3,400	1.000%—04/22/2013[2,3]	3,414
	Morgan Stanley
10,800	2.820%—05/07/2009[1,2]	10,679
9,400	4.778%—05/14/2010[1,2]	9,330

		20,009

	Morgan Stanley MTN[6]
14,400	2.803%—01/15/2010[1,2]	14,007
	MUFG Capital Finance 1 Ltd.
700	6.346%—07/29/2049[2,5]	601
	National Australia Bank Ltd.
4,700	2.731%—09/11/2009[1,2,3]	4,698
32,300	3.208%—02/08/2010[1,2,3]	32,316

		37,014

	Nationwide Life Global Funding
43,200	5.450%—10/02/2012[2,3]	42,822
	NGPL PipeCo LLC
4,000	6.514%—12/15/2012[2,3]	4,040
	Oracle Corp.
10,200	4.950%—04/15/2013[2]	10,312
10,000	5.750%—04/15/2018[2]	9,995

		20,307

	Peabody Energy Corp.
1,500	7.875%—11/01/2026[2]	1,508
	Petroleum Export Ltd.
481	5.265%—06/15/2011[2,3]	468
	Philip Morris International Inc.
3,000	5.650%—05/16/2018[2]	2,911
	Pricoa Global Funding
6,200	2.999%—01/30/2012[1,2,3]	5,964
5,200	2.855%—09/27/2013[1,2,3]	4,872

		10,836

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

	Principal Life Inc.
$4,100	5.300%—04/24/2013[2]	$4,098
6,400	5.550%—04/27/2015[2]	6,305

		10,403

	Qwest Capital Funding Inc.
43	7.250%—02/15/2011[2]	41
	Qwest Corp.
300	7.500%—06/15/2023[2]	248
2,400	7.625%—06/15/2015[2]	2,202

		2,450

	Ras Laffan LNG III Series B
1,800	5.838%—09/30/2027[2,3]	1,555
	Resona Bank Ltd.
800	5.850%—09/29/2049[2,3,5]	656
	Rohm & Haas Co.
2,500	6.000%—09/15/2017[2]	2,448
	Santander Perpetual SA Unipersonal
10,500	6.671%—10/29/2049[2,3,5]	9,957
	Santander US Debt SA Unipersonal
5,000	3.074%—11/20/2009[1,2,3]	4,956
	Siemens Finance NV
6,100	3.118%—08/14/2009[1,2,3]	6,103
18,000	5.500%—02/16/2012[2,3]	18,642

		24,745

	SMFG Preferred Capital USD 1 Ltd.
2,300	6.078%—12/29/2049[2,3,5]	1,887
	State Street Capital Trust III
4,500	8.250%—12/29/2049[2,5]	4,548
	State Street Capital Trust IV
700	3.800%—06/01/2077[1,2]	524
	Sumitomo Mitsui Banking Corp.
5,900	5.625%—12/31/2049[2,3,5]	5,307
	Sun Life Financial Global Funding
24,500	2.888%—07/06/2011[1,2,3]	24,218
	Target Corp.
7,900	5.125%—01/15/2013[2]	8,001
	Time Warner Inc.
4,400	3.300%—11/13/2009[1,2]	4,301
	TNK-BP Finance SA
900	6.125%—03/20/2012[2,3]	843
	Transocean Inc.
4,400	3.214%—09/05/2008[1,2]	4,399
	UBS AG
23,700	3.704%—05/05/2010[1,2]	23,624
3,600	5.750%—04/25/2018[2]	3,430
3,200	5.875%—12/20/2017[2]	3,118

		30,172

	UFJ Finance Aruba AEC
200	6.750%—07/15/2013[2]	208
	Union Pacific Corp.
9,400	5.700%—08/15/2018[2]	9,099
	United Airlines Inc. Pass Through Certificates
1,799	9.060%—06/17/2015	18	*
	United Health Group Inc.
3,700	4.875%—02/15/2013[2]	3,587

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)			Value (000s)

		US Bank Capital IX
$700		6.189%—04/29/2049[2,5]	$490
		Vale Overseas Ltd.
900		6.250%—01/23/2017[2]	889
900		6.875%—11/21/2036[2]	864

			1,753

		Verizon Communications Inc.
14,700		2.734%—04/03/2009[1,2]	14,671
400		5.250%—04/15/2013[2]	401

			15,072

		Virginia Electric and Power Co.
600		6.350%—11/30/2037[2]	586
		Wachovia Bank NA
8,100		2.639%—03/23/2009[1,2]	8,086
6,900		2.758%—10/03/2008[1,2]	6,894

			14,980

		Wachovia Corp.
1,600		5.625%—10/15/2016[2]	1,324
10,200		5.750%—02/01/2018	8,621
125,300		7.980%—02/28/2049[2,5]	96,519

			106,464

		Wachovia Corp. MTN[6]
3,800		3.126%—12/01/2009[1,2]	3,667

TOTAL CORPORATE BONDS & NOTES (Cost $1,356,525)			1,288,576

FOREIGN GOVERNMENT OBLIGATIONS—0.5%
		ANZ National International Ltd
6,200		6.200%—07/19/2013[2,3]	6,208
		Federative Republic of Brazil
2,200		10.250%—01/10/2028[2]	1,275
		National Australia Bank Ltd.
5,100		5.350%—06/12/2013[2,3]	5,016
		Royal Bank of Scotland Group plc MTN[6]
5,700		7.640%—03/31/2049[2,5]	4,769
		TransCapitalInvest Ltd
2,200		8.700%—08/07/2018[3]	2,239

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $20,697)			19,507

MORTGAGE PASS-THROUGH—64.1%
		Federal Home Loan Mortgage Corp.
10,100		4.875%—06/13/2018[2]	10,283
6,827		5.000%—10/01/2018-12/14/2018[2]	6,437
1,382		5.034%—08/01/2035[1,2]	1,385
35,053		5.500%—05/01/2037-07/01/2038[2]	34,308
11,054		6.000%—07/01/2016-04/01/2038[2]	11,161
—	[a]	6.000%—07/01/2036-12/01/2037	—	[a]
68		7.238%—06/01/2024[1,2]	69

			63,643

		Federal Home Loan Mortgage Corp. TBA[7]
103,000		5.500%—08/13/2038-12/01/2099	100,728
		August Delivery
56,500		6.000%—08/13/2038	56,791

			157,519

MORTGAGE PASS-THROUGH—Continued
Principal Amount (000s)		Value (000s)

	Federal Housing Authority Project
	221D4 Banco-5
$90	7.400%—02/01/2021	$90
	221D4 Greystone 98-4
2,747	7.430%—10/01/2020	2,754

		2,844

	Federal National Mortgage Association
5,671	4.687%—08/01/2035[1,2]	5,676
13,120	4.833%—06/01/2035[1,2]	13,217
246,628	5.000%—12/01/2016-07/01/2038[2]	236,786
60,413	5.000%—07/01/2018-03/01/2038	57,629
1,051	5.070%—05/01/2035[1,2]	1,041
845,772	5.500%—11/01/2016-05/01/2038[2]	830,602
282,240	6.000%—04/01/2016-05/01/2038[2]	284,203
1,262	6.429%—10/01/2040[1,2]	1,261
14	9.000%—11/01/2009[2]	14

		1,430,429

	Federal National Mortgage Association TBA[7]
204,900	5.000%—08/18/2023-08/13/2038	194,767
2,300	5.500%—08/18/2023	2,308
	August Delivery
260,300	5.500%—08/13/2038	254,728
	March Delivery
54,000	5.500%—12/01/2099	52,895
	August Delivery
246,300	6.000%—08/13/2038	247,416
	April Delivery
6,000	6.000%—12/01/2099	6,157

		758,271

	Government National Mortgage Association
3,800	6.000%—03/15/2037-03/15/2038[2]	3,849
	Government National Mortgage Association I TBA[7]
3,400	6.000%—08/20/2038	3,423
	Government National Mortgage Association I TBA[7]
3,600	6.000%—08/20/2038	3,694
	August Delivery
6,000	6.000%—08/20/2038	6,065

		9,759

	Government National Mortgage Association II
1,332	4.750%—07/20/2024-02/20/2032[1,2]	1,335
58	5.125%—10/20/2025-12/20/2026[1,2]	58
658	5.625%—08/20/2022-07/20/2027[1,2]	665
418	6.125%—12/20/2024-11/20/2029[1,2]	421
435	6.375%—03/20/2017-02/20/2025[1,2]	439

		2,918

TOTAL MORTGAGE PASS-THROUGH (Cost $2,456,570)		2,432,655

MUNICIPAL BONDS—1.4%
	Badger Tobacco Asset Securitization Corp.
4,300	6.375%—06/01/2032[2]	4,159
	Buckeye Tobacco Settlement Financing Authority
2,800	5.875%—06/01/2030[2]	2,420
	California St
15,700	5.000%—11/01/2037[2]	15,229
	Chicago Transit Authority
500	6.300%—12/01/2021	508
11,200	6.899%—12/01/2040	11,373

		11,881

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

MUNICIPAL BONDS—Continued
Principal Amount (000s)		Value (000s)

	City of San Antonio TX
$6,765	4.750%—05/15/2037[2]	$6,399
	Los Angeles Community College 2003
8,500	5.000%—08/01/2031[2]	8,589
	University of Arkansas
3,900	5.000%—11/01/2031[2]	3,921

TOTAL MUNICIPAL BONDS (Cost $52,281)		52,598

U.S. GOVERNMENT OBLIGATIONS—2.2%
(Cost $85,330)
	WI Treasury
85,600	2.125%—04/30/2010[2]	85,266

PURCHASED OPTIONS—0.1%
No. of Contracts (000s)
	Swap Option
397,300	Expire 12/15/2008	999
209,700	Expire 02/02/2009	991
36,800	Expire 07/02/2009	190
276,900	Expire 08/03/2009	1,541
179,100	Expire 02/04/2011	488

TOTAL PURCHASED OPTIONS (Cost $11,086)		4,209

SHORT-TERM INVESTMENTS—14.5%
Principal Amount (000s)
BANK OBLIGATIONS
	American Honda Finance Corp. MTN[6]
$4,200	4.868%—08/05/2008[2]	4,200
	Bank of Ireland
15,250	5.400%—01/15/2010[2]	15,248
	Calyon Bank
1,100	5.395%—06/29/2010[2]	1,099

SHORT-TERM INVESTMENTS—Continued
Principal Amount (000s)		Value (000s)

BANK OBLIGATIONS—Continued
	Dexia Credit Local SA
$24,900	5.270%—09/29/2008[2]	$24,885
	Fortis Bank
4,800	5.300%—09/30/2008[2]	4,800
	Nordea Bank Finland plc
10,000	5.308%—04/09/2009[2]	9,999
	Skandinaviska Enskilda Banken
10,100	5.340%—08/21/2008[2]	10,100

		70,331

COMMERCIAL PAPER
	CitiBank Omni
17,800	3.570%—10/23/2008	17,654
51,100	3.580%—10/23/2008[2]	50,678

		68,332

	Danske Corp.
25,700	2.700%—09/15/2008[2]	25,613
	Societe Generale North America Inc.
66,600	2.720%—08/06/2008[2]	66,575

		160,520

REPURCHASE AGREEMENTS
35,000	Repurchase Agreement with Credit Suisse First Boston dated July 31, 2008 due August 1, 2008 at 2.000% collateralized by U.S. Treasury Notes (market value $35,002)[2]	35,000
277,800	Repurchase Agreement with Deutsche Bank AG dated July 31, 2008 due August 1, 2008 at 2.050% collateralized by U.S. Treasury Notes (market value $277,816)[2]	277,800
5,145	Repurchase Agreement with State Street Corp. dated July 31, 2008 due August 1, 2008 at 1.200% collateralized by a Federal National Mortgage Association Note (market value $5,252)	5,145

		317,945

TOTAL SHORT-TERM INVESTMENTS (Cost $548,796)		548,796

TOTAL INVESTMENTS—126.0% (Cost $4,898,128)		4,779,301

CASH AND OTHER ASSETS, LESS LIABILITIES—(26.0)%		(987,663)

TOTAL NET ASSETS—100.0%		$3,791,638

FUTURES CONTRACTS OPEN AT JULY 31, 2008 ARE AS FOLLOWS:

Description	Number of Contracts	Aggregate Face Value (000s)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000s)
Euribor Futures (Buy)	95	$23,750	Sep-08	$12
Euribor Futures (Buy)	294	73,500	Dec-08	203
Euribor Futures (Buy)	199	49,750	Mar-09	319
Euro CME (Buy)	5,770	1,442,500	Dec-08	16,319
Euro CME (Buy)	1,264	316,000	Sep-09	(536)
Euro Gas Futures (Buy)	118	29,500	Jun-09	220
Eurodollar Futures (Buy)	4,178	1,044,500	Mar-09	6,646
Eurodollar Futures (Buy)	2,370	592,500	Jun-09	(51)
Eurodollar Futures (Buy)	954	238,500	Dec-09	(888)
Eurodollar Futures (Buy)	717	179,250	Mar-10	(653)
U.S. Treasury Notes 10 Yr. Futures (Buy)	1,307	130,700	Sep-08	2,474

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

FUTURES CONTRACTS—Continued

Description	Number of Contracts	Aggregate Face Value (000s)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000s)
United Kingdom 90 Day Futures (Buy)	556	$69,500	Dec-08	$(387)
United Kingdom 90 Day Futures (Buy)	1,102	137,750	Mar-09	1,143
United Kingdom 90 Day Futures (Buy)	60	7,500	Dec-09	(80)
United Kingdom LIBOR Futures (Buy)	722	90,250	Jun-09	762

				$25,503

FORWARD CURRENCY CONTRACTS OPEN AT JULY 31, 2008 ARE AS FOLLOWS:

Currency	Market Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Australian Dollar (Buy)	$1,456	$1,508	Aug-08	$(52)
Brazilian Real (Buy)	79,706	72,041	Dec-08	7,664
Brazilian Real (Sell)	19,594	17,464	Dec-08	(2,130)
Chilean Pesos (Buy)	1,016	1,068	Dec-08	(51)
Euro Currency (Sell)	55,992	56,981	Jul-08	989
Indian Rupee (Buy)	5,328	5,745	Aug-08	(417)
Indian Rupee (Buy)	21,004	22,169	Nov-08	(1,166)
Indian Rupee (Sell)	5,328	5,376	Aug-08	47
Indonesian Rupiah (Buy)	1,825	1,773	Oct-08	52
Kuwaiti Dinar (Buy)	579	587	Apr-09	(8)
Malaysian Ringgit (Buy)	7,570	7,650	Nov-08	(79)
Malaysian Ringgit (Buy)	3,770	3,840	Feb-09	(70)
Philippine Peso (Buy)	10,612	10,639	Aug-08	(27)
Philippine Peso (Buy)	5,931	5,951	Nov-08	(20)
Philippine Peso (Sell)	5,967	5,973	Aug-08	7
Pound Sterling (Buy)	327	328	Aug-08	(1)
Pound Sterling (Sell)	86,707	86,442	Aug-08	(265)
Russian Ruble-New (Buy)	5,675	5,409	Nov-08	266
Russian Ruble-New (Buy)	5,612	5,533	May-09	79
Russian Ruble-New (Sell)	5,675	5,647	Nov-08	(28)
Russian Ruble-New (Sell)	5,612	5,495	May-09	(117)
Saudi Riyal (Buy)	557	562	Apr-09	(5)
Singapore Dollar (Buy)	24,951	24,673	Nov-08	278
South African Rand (Buy)	450	406	Dec-08	44
South Korean Won (Buy)	14,455	15,267	Aug-08	(813)
South Korean Won (Sell)	14,455	14,141	Aug-08	(313)
Swedish Krona (Buy)	1,792	1,790	Sep-08	1
U.A.E. Dirham (Buy)	557	563	Apr-09	(6)
Yuan Renminbi (Buy)	8,973	8,928	Nov-08	45
Yuan Renminbi (Buy)	29,788	30,012	Jul-09	(224)

				$3,680

TBA COMMITMENTS OPEN AT JULY 31, 2008 ARE AS FOLLOWS:

Description	Principal Amount (000s)	Coupon Rate	Delivery Date	Value (000s)
Federal Home Loan Mortgage Corporation (proceeds receivable $19,018)	$19,000	5.500%	Aug-38	$18,605
Federal National Mortgage Association (proceeds receivable $102)	100	6.500%	Aug-38	103
Federal National Mortgage Association (proceeds receivable $6,043)	6,000	6.000%	Aug-38	6,156
Federal National Mortgage Association (proceeds receivable $54,391)	54,000	5.500%	Aug-38	52,895
Government National Mortgage Associate (proceeds receivable $7,182)	7,000	6.000%	Aug-38	7,117

				$84,876

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS OPEN AT JULY 31, 2008 ARE AS FOLLOWS:

Interest Rate Swaps Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation) (000s)
UBS AG	3-Month AUD BBR-BBSW	Pay	7.000%	09/15/2009	AUD$	80,300	$(425)
UBS AG	3-Month AUD BBR-BBSW	Pay	7.500	03/15/2010		5,400	30
UBS AG	6-Month AUD BBR-BBSW	Pay	7.500	03/15/2011		36,500	44
Deutsche Bank AG	6-Month AUD BBR-BBSW	Pay	7.000	03/20/2013		5,800	(93)
Deutsche Bank AG	6-Month AUD BBR-BBSW	Receive	6.500	03/20/2018		8,000	179
Barclays Capital, London	3-Month BRL-Banco Central do Brazil	Pay	11.360	01/04/2010	R$	11,700	(296)
Merrill Lynch & Co., Inc.	3-Month BRL-Banco Central do Brazil	Pay	11.430	01/04/2010		10,700	(260)
UBS AG	Brazil Cetip Interbank Deposit Rate	Pay	12.410	01/04/2010		7,800	(77)
Morgan Stanley Capital Services, Inc.	Brazil Cetip Interbank Deposit Rate	Pay	12.670	01/04/2010		7,800	(79)
Morgan Stanley Capital Services, Inc.	3-Month BRL-Banco Central do Brazil	Receive	12.780	01/04/2010		10,400	(80)
Merrill Lynch & Co., Inc.	3-Month BRL-Banco Central do Brazil	Pay	12.948	01/04/2010		4,400	(23)
UBS AG	Business Day-CDI	Pay	10.575	01/02/2012		17,500	(586)
Merrill Lynch & Co., Inc.	Business Day-CDI	Pay	11.980	01/02/2012		13,000	(347)
UBS AG	Business Day-CDI	Pay	12.540	01/02/2012		15,400	(280)
HSBC Bank USA, N.A.	Brazil Cetip Interbank Deposit	Pay	14.765	01/02/2012		900	—
Barclays Capital, London	6-Month GBP-LIBOR	Pay	6.000	12/20/2008		£17,700	(85)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000	12/20/2008		10,600	(54)
Royal Bank of Scotland	6-Month GBP-LIBOR	Pay	6.000	03/20/2009		9,300	(66)
Barclays Capital, London	6-Month GBP-LIBOR	Pay	6.000	03/20/2009		10,000	(66)
Barclays Capital, London	6-Month GBP-LIBOR	Pay	5.000	06/15/2009		10,600	159
Credit Suisse International	6-Month GBP-LIBOR	Pay	5.000	06/15/2009		2,100	19
HSBC Bank USA, N.A.	6-Month BBA-LIBOR	Pay	5.000	09/17/2013		6,400	(330)
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Receive	4.000	12/15/2035		2,000	56
Barclays Capital, London	6-Month GBP-LIBOR	Receive	4.000	12/15/2036		2,200	162
Royal Bank of Scotland	6-Month GBP-LIBOR	Receive	4.000	12/15/2036		6,100	260
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.000	12/15/2036		5,400	(461)
HSBC Bank USA, N.A.	6-Month GBP-LIBOR	Receive	4.000	12/15/2036		4,000	154
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090	10/15/2010		€7,200	(55)
Barclays Capital, London	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.102	10/15/2010		1,000	(8)
UBS Warburg AG	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.145	10/15/2010		1,300	(7)
Royal Bank of Scotland	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950	03/30/2012		3,500	(148)
Royal Bank of Scotland	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955	03/28/2012		2,200	(91)
Barclays Bank PLC	6-Month EUR-EURIBOR	Pay	0.710	02/05/2009		$11,300	(39)
Barclays Bank PLC	6-Month EUR-EURIBOR	Pay	0.763	02/05/2009		22,500	(73)
Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Pay	4.000	06/17/2010		242,300	1,016
Royal Bank of Scotland	3-Month USD LIBOR	Pay	4.000	06/17/2010		53,500	256
Deutsche Bank AG	3-Month USD LIBOR	Pay	4.000	12/17/2010		700	(2)
Royal Bank of Scotland	3-Month USD LIBOR	Pay	4.000	12/17/2010		21,100	(15)
Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	5.000	12/17/2018		35,000	(239)
Bank of America NA	3-Month USD LIBOR	Receive	5.000	12/17/2018		21,900	(3)
Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	5.000	12/17/2018		3,700	59
Lehman Brothers Special Financing	3-Month USD LIBOR	Receive	5.000	12/17/2028		5,600	13
Royal Bank of Scotland	3-Month USD LIBOR	Receive	5.000	12/17/2028		5,600	(6)
Royal Bank of Scotland	3-Month USD LIBOR	Receive	5.000	12/17/2038		7,300	(69)
Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	5.000	12/17/2038		9,600	(71)
Citibank N.A.	3-Month USD LIBOR	Receive	5.000	12/17/2038		7,100	(13)
Bank of America NA	3-Month USD LIBOR	Receive	5.000	12/17/2038		27,200	(390)
Deutsche Bank AG	3-Month USD LIBOR	Receive	5.000	12/17/2038		59,100	—

Total Interest Rate Swaps							$(2,430)

Credit Default Swaps Counterparty	Reference Entity	Buy/Sell	Pay/Receive Fixed Rate	Expiration Date	Notional Amount (000s)		Appreciation/ (Depreciation) (000s)
Morgan Stanley Capital Services, Inc.	GMAC LLC 6.875% due 8/28/2012	Sell	1.050%	09/20/2008		$5,500	$(78)
Morgan Stanley Capital Services, Inc.	GMAC LLC 9.625% due 3/1/2013	Buy	0.970	11/20/2008		2,300	—
Credit Suisse Securities (USA) LLC	Gazprom Azprom SP FBF 8.625% due 4/28/2034	Sell	1.000	11/20/2008		1,000	—

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

Credit Default Swaps Counterparty	Reference Entity	Buy/Sell	Pay/Receive Fixed Rate	Expiration Date	Notional Amount (000s)	Appreciation/ (Depreciation) (000s)
Royal Bank of Scotland	Indonesia SP 6.75% due 3/10/2014	Buy	0.390%	12/20/2008	$6,000	$(6)
Royal Bank of Scotland	Indonesia SP 6.75% due 3/10/2014	Buy	0.400	12/20/2008	9,000	(8)
Royal Bank of Scotland	Deutsche Bank AG SP 5.5% due 5/18/2011	Sell	0.550	12/20/2008	20,100	23
Morgan Stanley Capital Services, Inc	Gazprom SP 01/30/08 MYC 8.625% due 4/28/2034	Sell	1.250	12/20/2008	5,400	8
Morgan Stanley Capital Services, Inc	GECC SP 6% due 6/15/2012	Sell	0.950	01/20/2009	2,600	1
Citibank N.A.	GECC SP 6% due 6/15/2012	Sell	0.750	03/20/2009	3,200	(3)
Deutsche Bank AG	GECC SP 6% due 6/15/2012	Sell	1.100	03/20/2009	600	1
Bank of America NA	SLM CORP SP BOA 5.125% due 8/27/2012	Sell	4.550	03/20/2009	3,900	(23)
HSBC Bank USA, N.A.	Russian Federation 7.650% due 06/11/2013	Sell	0.700	04/20/2009	1,300	(11)
HSBC Bank USA, N.A.	United Mexican States 7.5% due 4/8/2033	Sell	0.180	05/20/2009	3,000	1
Barclays Bank PLC	SLM CORP SP 5.125% due 8/27/2012	Sell	5.100	06/20/2009	900	(3)
Royal Bank of Scotland	GECC SP 6% due 6/15/2012	Sell	1.100	09/20/2009	800	2
Citibank N.A.	Lehman Bros SP 6.625% due 1/18/2012	Sell	8.250	09/20/2009	1,500	25
Merrill Lynch & Co., Inc.	GECC SP MEI 6% due 6/15/2012	Sell	1.080	12/20/2009	5,300	10
Citibank N.A.	GECC SP CBK 6% due 6/15/2012	Sell	1.150	03/20/2010	100	—
Barclays Bank PLC	GECC SP BRC 6% due 6/15/2012	Sell	0.770	06/20/2010	2,000	—
Barclays Bank PLC	GECC SP BRC 6% due 6/15/2012	Sell	0.935	12/20/2010	400	(1)
BNP Paribas Bank	GECC SP BPS 6% due 6/15/2012	Sell	0.940	12/20/2010	1,500	(5)
Deutsche Bank AG	GECC SP DUB 6% due 6/15/2012	Sell	0.950	12/20/2010	700	(2)
Barclays Bank PLC	GECC SP BRC 6% due 6/15/2012	Sell	0.620	03/20/2011	5,700	(70)
Chase Securities Inc.	Panama SP 8.875% due 9/30/2027	Sell	0.730	01/20/2012	3,000	(32)
Morgan Stanley Capital Services, Inc.	Panama SP 8.875% due 9/30/2027	Sell	0.750	01/20/2012	1,000	(10)
Citibank N.A.	Dow Jones CDX N.A. HY-8 Index	Buy	0.355	06/20/2012	9,937	(313)
Citibank N.A.	Dow Jones CDX N.A. HY-8 Index	Buy	0.360	06/20/2012	4,968	(156)
Citibank N.A.	Dow Jones CDX N.A. HY-8 Index	Buy	0.401	06/20/2012	2,484	(75)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY-8 Index	Buy	1.833	06/20/2012	1,400	(100)
Citibank N.A.	Dow Jones CDX N.A. HY-8 Index	Buy	1.846	06/20/2012	1,000	(71)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY-8 Index	Sell	2.070	06/20/2012	1,400	(89)
Morgan Stanley Capital Services, Inc.	Dow Jones CDX N.A. HY-8 Index	Buy	2.080	06/20/2012	1,000	(63)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY-8 Index	Buy	2.126	06/20/2012	600	(37)
Citibank N.A.	Dow Jones CDX N.A. HY-8 Index	Sell	2.144	06/20/2012	500	(30)
Morgan Stanley Capital Services, Inc.	Dow Jones CDX N.A. HY-8 Index	Sell	2.170	06/20/2012	500	(30)
Citibank N.A.	Dow Jones CDX N.A. HY-8 Index	Sell	2.179	06/20/2012	700	(42)
Morgan Stanley Capital Services, Inc.	Russian Federation 7.5% due 3/31/2030	Sell	0.795	08/20/2012	5,600	(22)
Barclays Capital, London	GMAC LLC 6.875% due 8/28/2012	Sell	3.650	09/20/2012	2,500	(820)
Citibank N.A.	GMAC LLC 6.875% due 8/28/2012	Sell	3.720	09/20/2012	2,500	(816)
Deutsche Bank AG	GMAC LLC 6.875% due 8/28/2012	Sell	4.000	09/20/2012	1,600	(513)
Barclays Capital, London	Ford Motor Credit Company 7% due 10/1/2013	Sell	4.150	09/20/2012	2,500	(615)

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

Credit Default Swaps Counterparty	Reference Entity	Buy/Sell	Pay/Receive Fixed Rate	Expiration Date	Notional Amount (000s)	Appreciation/ (Depreciation) (000s)
Barclays Bank PLC	GMAC LLC 6.875% due 8/28/2012	Sell	4.800%	09/20/2012	$2,200	$(671)
Barclays Bank PLC	Ford Motor Credit Company 7% due 10/1/2013	Sell	5.650	09/20/2012	1,300	(274)
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY-8 Index	Sell	5.800	09/20/2012	500	(104)
Barclays Bank PLC	Ford Motor Credit Company 7.25% due 10/25/2011	Sell	6.150	09/20/2012	7,200	(1,432)
Barclays Bank PLC	GECC SP BRC 6% due 6/15/2012	Sell	0.640	12/20/2012	5,600	(130)
Deutsche Bank AG	Dow Jones CDX IG9 5Y 30-100% Index	Sell	0.705	12/20/2012	17,400	193
Morgan Stanley Capital Services, Inc.	Dow Jones CDX IG9 5Y 15-30% Index	Sell	0.963	12/20/2012	6,500	31
Deutsche Bank AG	General Motors Corporation 7.125% due 7/15/2013	Sell	4.500	12/20/2012	900	(345)
Citibank N.A.	General Motors Corporation 7.125% due 7/15/2013	Sell	4.600	12/20/2012	900	(343)
BNP Paribas Bank	General Motors Corporation 7.125% due 7/15/2013	Sell	4.800	12/20/2012	100	(38)
Barclays Bank PLC	UBS AG Jersey Branch 4.814% due 4/18/2012	Sell	0.760	03/20/2013	20,470	(192)
Barclays Bank PLC	GECC SP BRC 8.625% due 4/28/2034	Sell	2.180	02/20/2013	800	5
UBS Warburg AG	Gazprom SP 01/31/08 UAG 8.625% due 4/28/2034	Sell	2.180	02/20/2013	1,500	10
Barclays Bank PLC	FHLMC 5.08% due 2/7/2019	Sell	0.720	03/20/2013	6,100	76
Deutsche Bank AG	Berkshire Hathaway FIN 4.625% due 10/15/2013	Sell	0.850	03/20/2013	2,800	(16)
Royal Bank of Scotland	AIG 6.25% due 5/1/2036	Sell	1.958	03/20/2013	7,000	(144)
Lehman Brothers Special Financing	AIG 6.25% due 5/1/2036	Sell	2.056	03/20/2013	8,000	(134)
Deutsche Bank AG	AIG 6.25% due 5/1/2036	Sell	2.070	03/20/2013	3,000	(49)
Bank of America NA	SLM CORP 5.125% due 8/27/2012	Sell	4.800	03/20/2013	3,600	21
Citibank N.A.	SLM CORP 5.125% due 8/27/2012	Sell	4.850	03/20/2013	3,900	30
Bank of America NA	GM CORP 7.125% due 7/15/2013	Sell	8.950	03/20/2013	8,300	(2,352)
Deutsche Bank AG	CDX IG10 5Y 30-100% SP DUB	Sell	0.530	06/20/2013	4,000	19
Barclays Bank PLC	CDX IG10 5Y BP BRC	Buy	1.550	06/20/2013	35,200	(16)
Deutsche Bank AG	CDX IG10 5Y BP DUB	Buy	1.550	06/20/2013	243,900	(1,146)
Morgan Stanley Capital Services, Inc.	CDX IG10 5Y BP MYC	Buy	1.550	06/20/2013	83,100	188
Credit Suisse Securities (USA) LLC	CDX IG10 5Y BP FBF	Buy	1.550	06/20/2013	14,900	(99)
Deutsche Bank AG	CDX HY-10 100 BP DUB	Buy	5.000	06/20/2013	2,600	(22)
Merrill Lynch & Co., Inc.	Russian Federation 5.000% due 03/31/2030	Sell	0.780	03/20/2016	1,100	(23)
JP Morgan Chase	Russian Federation 5.000% due 03/31/2030	Sell	0.800	03/20/2016	1,100	(22)
JP Morgan Chase	United Mexican States 5.000% due 03/31/2030	Sell	0.920	03/20/2016	300	(4)
Chase Securities Inc.	Panama SP 8.875% due 9/30/2027	Sell	1.250	01/20/2017	500	(13)
Credit Suisse Securities (USA) LLC	Panama SP 8.875% due 9/30/2027	Sell	1.200	02/20/2017	900	(27)
Morgan Stanley Capital Services, Inc.	CMBX.NA.AAA.3	Sell	0.080	12/13/2049	23,800	1,272

Total Credit Default Swaps						$(9,724)

Total Swaps						$(12,154)

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

WRITTEN OPTIONS OPEN AT JULY 31, 2008 ARE AS FOLLOWS:

Description	Number of Shares/Contracts	Strike Price	Expiration Date	Value (000s)
Swap Option—Euro (Call)	7,200,000	$0.75	Dec-08	$56
Swap Option (Call)	1,295	117.00	Aug-08	243
Swap Option (Call)	132,600,000	4.30	Dec-08	1,495
Swap Option (Call)	55,100,000	4.30	Feb-09	782
Swap Option (Call)	27,900,000	4.60	Feb-09	546
Swap Option (Call)	16,000,000	4.20	Jul-09	212
Swap Option (Call)	10,600,000	4.15	Aug-09	131
Swap Option (Call)	34,500,000	4.40	Aug-09	580
Swap Option (Call)	49,700,000	4.55	Aug-09	1,004
Swap Option (Call)	59,700,000	4.25	Feb-16	677
U. S. Treasury Notes 10 Yr. Futures (Put)	1,149	111.00	Aug-08	72
U. S. Treasury Notes 10 Yr. Futures (Put)	146	113.00	Aug-08	37

Written options outstanding, at value (premiums received of $12,436)				$5,835

FIXED INCOME INVESTMENTS SOLD SHORT AT JULY 31, 2008 ARE AS FOLLOWS:

Par Value (000s)	Security	Value (000s)
$343,200	United States Treasury Notes	$346,275

	Fixed Income Investments Sold Short, at value (proceeds $345,395)

*	Security in default.

1	Floating rate security. The stated rate represents the rate in effect at July 31, 2008.

2	At July 31, 2008, securities held by the Fund were pledged to cover margin requirements for open future contracts, written options on futures contracts and swap options. (See Note 1 to the Portfolio of Investments.) The securities pledged had an aggregate market value of $3,702,868 or 97% of net assets.

3	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service selected by the adviser (Harbor Capital Advisors, Inc.), or using valuation procedures approved by the Board of Trustees. At July 31, 2008, these securities were valued at $276,191 or 7% of net assets.

4	REMICs are CMOs which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.

5	Variable rate security. The stated rate represents the rate in effect at July 31, 2008.

6	MTN after the name of a security stands for Medium Term Note.

7	TBAs are mortgage-backed securities traded under delayed delivery commitments, settling after July 31, 2008. Although the unit price for the trades has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 2% from the principal amount. Income on TBAs is not earned until settlement date. (See Note 1 to the Portfolio of Investments).

AUD$	Australian Dollar.

R$	Brazilian Real.

£	British Pound.

€	Euro.

The accompanying notes are an integral part of the portfolio of investments.

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—July 31, 2008 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash and short-term investments of –55.4%)

ASSET-BACKED SECURITIES—5.2%
Principal Amount (000s)		Value (000s)

	American Express Credit
$1,600	3.258%—03/15/2016[1,5]	$1,589
	BA Credit Card Trust
1,000	3.158%—12/15/2014[1,5]	988
	Chase Issuance Trust
1,400	2.478%—03/15/2013[1,5]	1,372
	CitiBank Omni
1,000	3.597%—03/20/2013[2,5]	1,000

TOTAL ASSET-BACKED SECURITIES (Cost $4,981)		4,949

COLLATERALIZED MORTGAGE OBLIGATIONS—0.9%
	Bear Stearns Adjustable Rate Mortgage Trust REMIC[3]
	Series 2005-2 Cl. A2
54	4.125%—03/25/2035[1,5]	52
	Pass Through Certificates Series 2005-5 Cl. A2
54	4.550%—08/25/2035[1,5]	52

		104

	Federal Home Loan Banks REMIC[3]
330	5.500%—05/15/2016[1]	335
	Federal Home Loan Mortgage Corp. REMIC[3]
414	2.688%—02/15/2019[1,5]	405

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $849)		844

CORPORATE BONDS & NOTES—22.1%
	Allstate Life Global Funding Trusts
600	3.328%—05/21/2010[1,5]	592
300	5.375%—04/30/2013[1]	300

		892

	American Express Bank
100	6.000%—09/13/2017[1]	93
140	7.000%—03/19/2018[1]	139

		232

	American Honda Finance
900	3.553%—06/20/2011[1,2,5]	899
	Barclays Bank plc
100	5.450%—09/12/2012[1]	100
	BCAP LLC Trust
157	2.653%—01/25/2037[1,5]	94
	Bear Stearns Cos. Inc. MTN[4]
100	6.950%—08/10/2012[1]	103

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

	Capital One Financial Corp.
$100	6.750%—09/15/2017[1]	$97
	Caterpillar Financial Services Corp
900	3.559%—06/24/2011[1,5]	900
	Citigroup Funding Inc.
500	3.820%—05/07/2010[1,5]	494
1,300	6.125%—05/15/2018[1]	1,246

		1,740

	Credit Suisse USA Inc.
1,300	2.543%—06/05/2009[1,5]	1,281
900	5.000%—05/15/2013[1]	876

		2,157

	Ford Motor Auto Owner Trust
	Series 2008-C Cl. A2B
800	3.371%—01/15/2011[1,5]	802
100	7.800%—06/01/2012[1]	75

		877

	GATX Financial Corp.
1,000	5.800%—03/01/2016[1]	971
	General Electric Capital Corp.
100	5.500%—09/15/2067[1,2]	140
	Goldman Sachs Group Inc.
100	6.150%—04/01/2018[1]	97
	HBOS PLC
300	6.750%—05/21/2018[1,2]	271
	Hewlett-Packard Co.
700	2.792%—03/01/2012[1,5]	691
	HSBC Bank
700	7.000%—01/15/2039[1]	692
	John Deere Capital Corp.
1,400	3.441%—06/10/2011[1,5]	1,402
	Lehman Brothers Holdings Inc.
100	6.875%—05/02/2018[1]	94
	Merrill Lynch & Co. Inc.
1,300	2.937%—09/09/2009[1,5]	1,263
500	6.875%—04/25/2018[1]	469

		1,732

	Metropolitan Life Global Funding
700	3.554%—06/25/2010[1,2,5]	700
100	5.125%—04/10/2013[1,2]	99

		799

	Morgan Stanley
1,000	4.778%—05/14/2010[1,5]	993
200	6.625%—04/01/2018[1]	185

		1,178

	National Rural Utility Corp.
1,000	3.576%—07/01/2010[1,5]	1,000
	New York Life Global Funding
200	4.650%—05/09/2013[1,2]	198
	Pricoa Global Funding
1,800	3.473%—06/04/2010[1,2,5]	1,801
500	2.999%—01/30/2012[1,2,5]	481

		2,282

	UBS AG
300	5.750%—04/25/2018[1]	286

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

	Wachovia Corp.
$500	5.500%—05/01/2013[1,5]	$462
	Wal-Mart Stores Inc.
100	5.800%—02/15/2018[1]	104
	Washington St
500	5.000%—01/01/2026[1]	511
	Wells Fargo & Co.
100	4.375%—01/31/2013[1]	95

TOTAL CORPORATE BONDS & NOTES (Cost $21,368)		21,096

MORTGAGE PASS-THROUGH—33.6%
	Citigroup Mortgage Loan Trust Inc.
651	3.283%—08/25/2035[1,2,5]	567
	Federal Home Loan Mortgage Corp.
2,098	5.500%—01/01/2037-04/01/2038[1]	2,054
2,000	6.000%—03/01/2038[1]	2,013

		4,067

	Federal Home Loan Mortgage Corp. TBA[6]
	May Delivery
2,400	5.500%—12/01/2099	2,428
	Federal National Mortgage Association
14,893	5.500%—12/01/2036-04/01/2038[1]	14,600
300	5.500%—06/01/2038[1]	294
3,129	6.000%—04/01/2021-05/01/2038[1]	3,157

		18,051

	Federal National Mortgage Association TBA[6]
	August Delivery
4,300	5.000%—12/01/2099	4,083
900	6.000%—12/01/2099	904

		4,987

	Government National Mortgage Association TBA[6]
	August Delivery
500	5.500%—12/01/2099	504
1,000	6.000%—12/01/2099	1,008

		1,512

	Residential Accredit Loans Inc.
229	2.663%—06/25/2046[1,5]	143
	Residential Asset Securitization Trust
148	2.883%—01/25/2046[1,5]	104
	Structured Asset Mortgage Investments
125	2.695%—05/25/2046[1,5]	79
	WAMU Mortgage Pass Through Cert.
126	4.046%—09/25/2033[1,5]	121

TOTAL MORTGAGE PASS-THROUGH (Cost $32,088)		32,059

U.S. GOVERNMENT OBLIGATIONS—93.6%
Principal Amount (000s)		Value (000s)

	U.S. Treasury Bonds
$310	1.750%—01/15/2028[1,7]	$290
927	2.000%—07/15/2014[7]	967
2,401	2.000%—01/15/2026[1,7]	2,352
4,136	2.375%—01/15/2025[1,7]	4,307
3,759	2.375%—01/15/2027[1,7]	3,884
2,276	3.625%—04/15/2028[1,7]	2,796
11,499	3.875%—04/15/2029[7]	14,704

		29,300

	U.S. Treasury Notes
6,148	0.625%—04/15/2013[1]	6,009
5,530	0.875%—04/15/2010[1,7]	5,562
1,400	1.375%—07/15/2018[1]	1,363
7,309	1.875%—07/15/2013-07/15/2015[7]	7,551
754	2.000%—04/15/2012	782
1,066	2.000%—01/15/2014[1,7]	1,109
546	2.000%—01/15/2016[1,7]	564
4,587	2.375%—04/15/2011[1]	4,777
859	2.375%—01/15/2017[1,7]	912
649	2.500%—07/15/2016[7]	696
7,314	2.625%—07/15/2017[1,7]	7,933
18,225	3.000%—07/15/2012[7]	19,675
2,134	3.500%—01/15/2011[7]	2,285
837	4.250%—01/15/2010[1,7]	886

		60,104

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $89,309)		89,404

PURCHASED OPTIONS—0.0%
No. of Contracts (000s)
	Currency Options
15,000	Expire 08/18/2008	14
25,000	Expire 08/21/2008	5
3	Expire 08/22/2008	—
200	Expire 07/08/2010	19

		38

	U.S. Treasury Options on Futures
41	Expire 08/22/2008	—	[a]

TOTAL PURCHASED OPTIONS (Cost $14)		38

SHORT-TERM INVESTMENTS—7.7%
Principal Amount (000s)
COMMERCIAL PAPER
$1,600	Citibank Omni[1]	1,597
900	Istituto Bancario SA1	900
1,500	UBS AG1	1,500
1,200	UnCredito Italiano New York[1]	1,200

		5,197

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—Continued

SHORT-TERM INVESTMENTS—Continued
Principal Amount (000s)		Value (000s)

REPURCHASE AGREEMENTS
$1,100	Repurchase Agreement with Credit Suisse First Boston July 31, 2008 due August 1, 2008 at 2.05% collateralized by U.S. Treasury Notes (market value $1,100)[1]	$1,100
1,050	Repurchase Agreement with State Street Corp. dated July 31, 2008 due August 1, 2008 at 1.200% collateralized by Federal Home Loan Mortgage Corp. (market value $1,075)	1,050

		2,150

TOTAL SHORT-TERM INVESTMENTS (Cost $7,347)		7,347

TOTAL INVESTMENTS—163.1% (Cost $155,956)		155,737
CASH AND OTHER ASSETS, LESS LIABILITIES—(63.1)%		(60,264)

TOTAL NET ASSETS—100.0%		$95,473

FUTURES CONTRACTS OPEN AT JULY 31, 2008 ARE AS FOLLOWS:

Description	Number of Contracts	Aggregate Face Value (000s)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000s)
Euribor Futures (Buy)	5	$1,250	Mar-09	$(31)
Euribor Futures (Buy)	15	3,750	Jun-09	(83)
Euribor Futures (Buy)	15	3,750	Sep-09	(72)
Euribor Futures (Buy)	15	3,750	Dec-09	(65)
Euro CME (Buy)	36	9,000	Sep-09	(30)
Eurodollar Futures (Buy)	3	750	Mar-09	(3)
Eurodollar Futures (Buy)	31	7,750	Jun-09	(17)
Eurodollar Futures (Buy)	36	9,000	Dec-09	(44)
Eurodollar Futures (Buy)	11	2,750	Mar-10	(6)
Germany Fed Rep 10 Yr Bond (Buy)	21	2,100	Aug-08	—
Germany Fed Rep 10 Yr Bond (Sell)	14	1,400	Sep-08	(6)
Japan Govt 10 Yr Bond (Sell)	1	100,000	Sep-08	(28)
U.K. Treasury Bonds (Sell)	4	400	Sep-08	(12)
U.S. Treasury Notes 10 Yr. Futures (Buy)	3	300	Sep-08	4

				$(393)

FORWARD CURRENCY CONTRACTS OPEN AT JULY 31, 2008 ARE AS FOLLOWS:

Currency	Market Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Brazilian Real (Buy)	$825	$783	Dec-08	$42
Brazilian Real (Sell)	86	80	Dec-08	(7)
Euro Currency (Sell)	369	376	Aug-08	7
Japanese Yen (Buy)	58	58	Dec-08	—
Malaysian Ringgit (Buy)	329	333	Nov-08	(5)
Malaysian Ringgit (Buy)	405	412	Feb-09	(7)
Mexican Peso (Buy)	146	140	Nov-08	5
Philippine Peso (Buy)	353	382	Aug-08	(29)
Philippine Peso (Buy)	191	192	Nov-08	(1)
Philippine Peso (Sell)	192	192	Aug-08	—
Polish Zloty (Buy)	123	115	May-09	8
Pound Sterling (Sell)	770	768	Aug-08	(2)
Russian Ruble-New (Buy)	192	183	Nov-08	9
Russian Ruble-New (Buy)	40	39	May-09	1
Singapore Dollar (Buy)	979	974	Nov-08	3
South Korean Won (Buy)	36	38	Aug-08	(2)

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—Continued

FORWARD CURRENCY CONTRACTS—Continued

Currency	Market Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
South Korean Won (Sell)	$36	$35	Aug-08	$(1)
Yuan Renminbi (Buy)	179	169	Mar-09	11
Yuan Renminbi (Buy)	261	262	Jul-09	(1)
Yuan Renminbi (Sell)	179	171	Mar-09	(9)

				$22

TBA COMMITMENTS OPEN AT JULY 31, 2008 ARE AS FOLLOWS:

Description	Principal Amount (000s)	Coupon Rate	Delivery Date	Value (000s)
Federal Home Loan Mortgage Corporation (proceeds receivable $4,766)	$4,800	5.500%	Aug-38	$4,766
Federal National Mortgage Association (proceeds receivable $513)	500	6.000%	Aug-23	511
Federal National Mortgage Association (proceeds receivable $2,640)	2,700	5.500%	Aug-38	2,642
Government National Mortgage Associate (proceeds receivable $1,004)	1,000	5.500%	Aug-38	999

				$8,918

SWAP AGREEMENTS OPEN AT JULY 31, 2008 ARE AS FOLLOWS :

Interest Rate Swaps Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation) (000s)
Morgan Stanley Capital Services, Inc.	6-Month AUD-Bank Bill Short Term	Pay	7.000%	12/15/2009	AUD$	800	$(3)
Deutsche Bank AG	6-Month AUD-Bank Bill Short Term	Pay	6.500	01/15/2010		300	(4)
Citibank N.A.	6-Month AUD-Bank Bill Short Term	Pay	6.500	01/15/2010		100	(1)
UBS Warburg AG	3-Month AUD-Bank Bill Short Term	Pay	7.500	03/15/2010		15,700	45
Deutsche Bank AG	6-Month AUD-Bank Bill Short Term	Pay	7.000	06/15/2010		1,000	(7)
Morgan Stanley Capital Services, Inc.	6-Month AUD-Bank Bill Short Term	Receive	6.750	12/15/2017		100	3
UBS Warburg AG	6-Month AUD-Bank Bill Short Term	Receive	7.000	03/15/2019		1,100	5
Morgan Stanley Capital Services, Inc.	3-Month BRL-Banco Central do Brazil	Pay	10.115	01/02/2012	R$	100	(5)
Barclays Capital, London	Business Day-CDI	Pay	10.680	01/02/2012		1,000	(41)
Barclays Capital	INF GBP R 3.25/UKRPI 12/14/17 BRC	Pay	12.540	01/02/2012		400	(6)
HSBC Bank USA, N.A.	Brazil Cetip Interbank Deposit	Pay	14.765	01/02/2012		500	—
Morgan Stanley Capital Services, Inc	IRS GBP R 6ML/5.0 12/19/08 MYC	Pay	5.000	12/19/2009		£2,000	(12)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000	03/20/2010		1,000	(5)
Credit Suisse International	6-Month GBP-LIBOR	Pay	5.000	09/15/2010		200	1
Royal Bank of Scotland	6-Month GBP-LIBOR	Pay	5.000	09/15/2010		100	1
Deutsche Bank AG	6-Month GBP BBA-LIBOR	Pay	5.000	03/20/2013		1,500	(76)
Royal Bank of Scotland	INF GBP R 3.1825/UKRPI 12/19/17 RYL	Pay	3.250	12/14/2017		100	(8)
Royal Bank of Scotland	INF GBP R 3.1825/UKRPI 12/19/07 RYL	Pay	3.183	12/19/2017		200	(20)
Credit Suisse International	6-Month GBP-LIBOR	Receive	4.000	12/15/2035		100	1
Barclays Capital	6-Month GBP-LIBOR	Receive	5.000	03/18/2039		100	(5)
Deutsche Bank AG	6-Month EUR-EURIBOR	Pay	4.500	03/19/2010		€300	(3)
Morgan Stanley Capital Services, Inc	IRS EUR R 6ME/4.5 03/19/08 MYC	Pay	4.500	03/19/2010		300	(3)
JP Morgan Chase	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.261	07/14/2011		400	(2)
BNP Paribas	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.987	12/15/2011		100	(3)
Barclays Capital, London	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.947	03/15/2012		200	(8)
Royal Bank of Scotland	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955	03/28/2012		100	(4)

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

Interest Rate Swaps Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation) (000s)
Barclays Capital, London	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.070%	09/14/2012		€200	$(7)
Morgan Stanley Capital Services, Inc.	6-Month JPY-LIBOR	Pay	1.030	03/18/2009		¥100,000	3
UBS Warburg AG	6-Month JPY-LIBOR	Pay	1.500	06/17/2013		110,000	10
Citibank N.A	28-Day Mexican-TIIE-Banxico	Pay	8.170	11/04/2016	MEX$	2,000	(14)
Merrill Lynch & Co, Inc.	28-Day Mexican-TIIE-Banxico	Pay	8.170	11/04/2016		700	(5)
Bank of America NA	3-Month USD LIBOR	Receive	5.000	12/17/2018		$700	(8)
Lehman Brothers Special Financing Inc	3-Month USD LIBOR	Receive	5.000	12/17/2023		1,200	5
Royal Bank of Scotland	3-Month USD LIBOR	Receive	5.000	12/17/2023		100	1
Royal Bank of Scotland	6-Month GBP-LIBOR	Receive	5.000	12/17/2038		3,600	(8)

Total Interest Rate Swaps							$(183)

Credit Default Swaps Counterparty	Reference Entity	Buy/Sell	Pay/Receive Fixed Rate	Expiration Date	Notional Amount (000s)		Appreciation/ (Depreciation) (000s)
Deutsche Bank AG	GMAC LLC 6.875% due 8/28/2012	Buy	5.150%	09/20/2008		$100	$1
Merrill Lynch International	Dow Jones CDX HY-9 100 25-35% Index	Sell	2.750	06/20/2012		99	(4)
Bear Sterns International, Ltd	Capital One BP BTI 5.8% due 3/1/2016	Buy	1.210	09/20/2012		100	10
Deutsche Bank AG	GMAC LLC 6.875% due 8/28/2012	Sell	5.400	09/20/2012		100	(29)
Merrill Lynch International	GMAC LLC 6.875% due 8/28/2012	Sell	6.300	09/20/2012		100	(28)
BNP Paribas	The Goldman Sachs Group 6.6% due 1/15/2012	Buy	0.390	12/20/2012		100	3
Morgan Stanley Capital Services, Inc.	Dow Jones CDX IG-9 Index	Buy	0.600	12/20/2012		200	7
Lehman Brothers Special Financing Inc	Dow Jones CDX.HY-9 100 Index	Sell	3.330	12/20/2012		100	(7)
Merrill Lynch International	Dow Jones CDX HY-9 100 25-35% Index	Sell	6.510	12/20/2012		200	10
Morgan Stanley Capital Services, Inc.	Dow Jones CDX HY-9 100 25-35% Index	Sell	6.570	12/20/2012		200	11
Merrill Lynch International	Dow Jones CDX HY-9 100 25-35% Index	Sell	6.690	12/20/2012		100	6
Morgan Stanley Capital Services, Inc.	CDX IG10 5Y BP MYC	Buy	1.550	06/20/2013		1,900	(10)
Deutsche Bank AG	CDX IG10 5Y BP DUB	Buy	1.550	06/20/2013		10,900	(17)
Citibank N.A	GATX FIN BP CBK 6.25% due 11/15/2013	Buy	1.070	03/20/2016		1,000	12
Barclays Capital	Dow Jones CDX IG9 10Y BP BRC Index	Buy	0.800	12/20/2017		700	17
UBS AG	Citigroup Inc BP UAG 6.125% due on 5/15/2018	Buy	0.850	06/20/2018		100	4
BNP Paribas Bank	Citigroup Inc BP BPS 6.125% due on 5/15/2018	Buy	0.900	06/20/2018		100	3

Total Credit Default Swaps							$(11)

Total Swaps							$(194)

WRITTEN OPTIONS OPEN AT JULY 31, 2008 ARE AS FOLLOWS:

Description	Number of Shares/Contracts	Strike Price	Expiration Date	Value (000s)
Swap Option (Call)	200,000	$5.67	Aug-08	$19
Swap Option (Put)	200,000	5.67	Aug-08	—
U. S. Treasury Bonds Futures (Call)	10	117.00	Aug-08	5
U. S. Treasury Bonds Futures (Call)	7	119.00	Aug-08	1
U. S. Treasury Bonds Futures (Call)	7	120.00	Aug-08	1
U. S. Treasury Bonds Futures (Put)	3	109.00	Aug-08	1
U. S. Treasury Notes 10 Yr. Futures (Call)	36	116.00	Aug-08	15
U. S. Treasury Notes 10 Yr. Futures (Put)	14	111.00	Aug-08	1
U. S. Treasury Notes 10 Yr. Futures (Put)	16	112.00	Aug-08	2

Written options outstanding, at value (premiums received of $94)				$45

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—Continued

FIXED INCOME INVESTMENTS SOLD SHORT AT JULY 31, 2008 ARE AS FOLLOWS:

Par Value (000s)	Security	Value (000s)
$8,590	United States Treasury Notes	$8,500

	Fixed Income Investments Sold Short, at value (proceeds $8,467)

1	At July 31, 2008, securities held by the Fund were pledged to cover margin requirements for open future contracts, written options on futures contracts and swap options. (See Note 1 to the Portfolio of Investments.) The securities pledged had an aggregate market value of $98,062 or 103% of net assets.

2	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service selected by the adviser (Harbor Capital Advisors, Inc.), or using valuation procedures approved by the Board of Trustees. At July 31, 2008, these securities were valued at $6,156 or 6% of net assets.

3	REMICs are CMOs which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.

4	MTN after the name of a security stands for Medium Term Note.

5	Floating rate security. The stated rate represents the rate in effect at July 31, 2008.

6	TBAs are mortgage-backed securities traded under delayed delivery commitments, settling after July 31, 2008. Although the unit price for the trades has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 2% from the principal amount. Income on TBAs is not earned until settlement date. (See Note 1 to the Portfolio of Investments).

7	Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.

a	Rounds to less than $1,000.

AUD$	Australian Dollar.

R$	Brazilian Real.

£	British Pound.

€	Euro.

¥	Japanese Yen.

MEX$	Mexican Peso.

The accompanying notes are an integral part of the portfolio of investments.

Harbor Short Duration Fund

PORTFOLIO OF INVESTMENTS—July 31, 2008 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash and short-term investments of 5.2%)

ASSET-BACKED SECURITIES—24.4%
Principal Amount (000s)			Value (000s)

		Ameriquest Mortgage Securities Inc.
		Series 2006-R1 Cl. M1
$1,000		2.873%—03/25/2036[1,2]	$618
		Series 2005-R1 Cl. M1
1,000		2.933%—03/25/2035[1,2]	846

			1,464

		Chase Issuance
1,370		2.908%—01/15/2012[2]	1,366
		Contimortgage Home Equity Trust
		Series 1996-4 Cl. A10
1,067		2.951%—01/15/2028[1,2]	960
		Countrywide Asset-Backed Certificates
		Series 2005-4 Cl. MV1
1,000		2.943%—10/25/2035[2]	850
		Federal National Mortgage Association
		Series 2002-W2 Cl. AF5
872		6.000%—06/25/2032[1,3]	800
		HSI Asset Securitization Corp Trust
		Series 2006-OPT2 Cl. M1
1,000		2.853%—01/25/2036[1,2]	500
		Illinois Power Special Purpose Trust
—	[a]	5.650%—12/25/2010	—	[a]
		Long Beach Mortgage Loan Trust
		Series 2006-WL1 Cl. 2A2
1,148		2.663%—01/25/2036[1,2]	1,125
		Massachusetts RRB Special Purpose Trust
		Series 2005-1 Cl. A2
154		3.780%—09/15/2010[1]	154
		MBNA Credit Card Master Note Trust
		Series 2006-A1 Cl. A
1,612		4.900%—07/15/2011	1,626
		Peco Energy Transition Trust
		Series 2000-A Cl. A3
1,161		7.625%—03/01/2010	1,187
		Residential Asset Mortgage Products Inc.
		Series 2003-RS4 Cl. AIIB
592		3.143%—05/25/2033[2]	532
		Residential Asset Securities Corp.
		Series 2005-KS2 Cl. M1
1,000		2.913%—03/25/2035[1,2]	800
		Series 2005-KS10 Cl. M2
1,000		2.923%—11/25/2035[1,2]	660
		Series 2005-KS1 Cl. M1
1,000		2.933%—02/25/2035[1,2]	826
		Series 2001-KS2 Cl. AII
622		2.943%—06/25/2031[2]	562
		Series 2004-KS4 Cl. A2B3
1,179		3.243%—05/25/2034[1,2]	1,061

			3,909

ASSET-BACKED SECURITIES—Continued
Principal Amount (000s)		Value (000s)

	Residential Funding Mortgage Securities II Inc.
	Series 2003-HS2 Cl. AIIB
$236	2.733%—06/25/2028[1,2]	$118
	SLM Student Loan Trust
1,277	2.816%—06/15/2018[2]	1,267
	Specialty Underwriting & Residential Finance
	Series 2004-BC4 Cl. M1
965	3.283%—10/25/2035[1,2]	789
	USAA Auto Owner Trust
555	3.580%—03/15/2011	554
	Wells Fargo Home Equity Trust
	Series 2005-4 Cl. AI3
1,000	2.863%—12/25/2035[1,2,4]	899

TOTAL ASSET-BACKED SECURITIES (Cost $20,805)		18,100

COLLATERALIZED MORTGAGE OBLIGATIONS—42.8%
	Banc of America Mortgage Securities Inc. Pass Through Certificates
	Series 2004-F Cl. 2A5
2,000	4.144%—06/25/2034[1,2]	1,952
	Citicorp Mortgage Securities Inc. REMIC[5] Pass Through Certificates
	Series 2004-5 Cl. 1A29
1,773	4.750%—08/25/2034	1,649
	Federal Home Loan Banks
1,374	4.750%—10/25/2010	1,386
	Federal Home Loan Mortgage Corp. REMIC[5]
1,467	2.871%—07/15/2023[2]	1,437
1,349	3.021%—02/15/2025[2]	1,342
1,520	4.375%—04/15/2015[1]	1,515

		4,294

	Federal Home Loan Mortgage Corp. STRIPS[6]
1,506	2.721%—08/15/2036[2]	1,480
	Federal National Mortgage Association
7,200	3.250%—02/10/2010	7,229
2,683	5.146%—10/01/2035[1,2]	2,747

		9,976

	Federal National Mortgage Association REMIC[5]
	Series 2003-38 Cl. FA
1,786	2.853%—03/25/2023[1,2]	1,770
	Series 1997-68 Cl. FC
773	3.000%—05/18/2027[2]	771
793	3.900%—01/25/2023[2]	805

		3,346

	First Horizon Alternative Mortgage Securities
	Series 2006-FA6 Cl. IIA1
1,050	6.250%—11/25/2036	1,031
	Government National Mortgage Association REMIC[5]
845	3.021%—10/16/2029[2]	843
	Mound Financing plc
1,000	3.338%—02/08/2042[2,4]	991
	Residential Accredit Loans Inc. Series 2006-QS7 Cl. A1
855	6.000%—06/25/2036	755

Harbor Short Duration Fund

PORTFOLIO OF INVESTMENTS—Continued

COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount (000s)		Value (000s)

	Structured Adjustable Rate Mortgage Loan Trust Series 2004-20 Cl. 1A1
$945	6.179%—01/25/2035[1,7]	$856
	Structured Asset Securities Corp. Series 2002-1A Cl. 2A1
555	5.649%—02/25/2032[1,2]	527
	Washington Mutual Mortgage
	Pass Through Certificates Series 2004-AR4 Cl. A6
2,000	3.800%—06/25/2034[1,7]	1,966
	Pass Through Certificates Series 2006-AR13 Cl. 1A
704	4.408%—10/25/2046[1,2]	620

		2,586

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $31,987)		31,672

U.S. GOVERNMENT OBLIGATIONS—27.6%
	U.S. Treasury Notes
6,000	2.000%—02/28/2010	5,968
7,500	4.250%—01/15/2011[1]	7,794
6,500	4.875%—05/15/2009[1]	6,638

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $20,207)		20,400

SHORT-TERM INVESTMENTS—4.6%
Principal Amount (000s)		Value (000s)

COMMERCIAL PAPER
$2,000	Societe Generale North America Inc.	$1,999

REPURCHASE AGREEMENTS
1,424	Repurchase Agreement with State Street Corp. dated July 31, 2008 due August 1, 2008 at 1.100% collateralized by US Treasury Bills (market value $1,455)	1,425

TOTAL SHORT-TERM INVESTMENTS (Cost $3,424)		3,424

TOTAL INVESTMENTS—99.4% (Cost $76,423)		73,596

CASH AND OTHER ASSETS, LESS LIABILITIES—0.6%		451

TOTAL NET ASSETS—100.0%		$74,047

FUTURES CONTRACTS OPEN AT JULY 31, 2008 ARE AS FOLLOWS:

Description	Number of Contracts	Aggregate Face Value (000s)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000s)
U.S. Treasury Notes 2 Yr. Futures (Buy)	62	$12,400	Sep-08	$81

1	At July 31, 2008, securities held by the Fund were pledged to cover margin requirements for open future contracts, written options on futures contracts and swap options. (See Note 1 to the Portfolio of Investments.) The securities pledged had an aggregate market value of $36,541 or 49% of net assets.

2	Floating rate security. The stated rate represents the rate in effect at July 31, 2008.

3	Step coupon security.

4	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service selected by the adviser (Harbor Capital Advisors, Inc.), or using valuation procedures approved by the Board of Trustees. At July 31, 2008, these securities were valued at $1,890 or 3% of net assets.

5	REMICs are CMOs which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.

6	Separate trading of registered interest and principal of securities (STRIPS) is a prestripped zero-coupon bond that is a direct obligation of the U.S. Treasury.

7	Variable rate security. The stated rate represents the rate in effect at July 31, 2008.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the portfolio of investments.

Harbor Money Market Fund

PORTFOLIO OF INVESTMENTS—July 31, 2008 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash of –0.2%)

BANK OBLIGATIONS—3.2%
Principal Amount (000s)		Value (000s)

	Barclays Bank plc
$2,500	3.070%—01/12/2009	$2,500
	Chase Bank
3,000	2.300%—08/15/2008	3,000
	Toronto-Dominion Bank
2,000	3.030%—01/09/2009	2,000

TOTAL BANK OBLIGATIONS (Cost $7,500)		7,500

COMMERCIAL PAPER—80.8%
	Abbey National North America LLC
1,000	2.280%—08/06/2008	1,000
4,900	2.300%—08/21/2008	4,894
3,500	2.780%—11/12/2008	3,472

		9,366

	ANZ National International Ltd
2,000	2.700%—10/03/2008	1,991
5,000	2.950%—10/22/2008	4,966

		6,957

	Bank of America Corp.
1,500	2.550%—09/19/2008	1,495
5,100	2.580%—08/05/2008	5,099
5,300	2.600%—10/06/2008	5,275

		11,869

	Bank of Montreal
3,000	2.520%—08/01/2008	3,000
	Bank of Scotland plc
3,200	2.690%—08/05/2008	3,199
2,500	2.700%—09/17/2008	2,491
1,300	2.720%—08/06/2008	1,300
3,700	2.900%—11/10/2008	3,670

		10,660

	Barclays U.S. Funding Corp
2,475	2.600%—09/02/2008-09/04/2008	2,469
1,200	2.750%—09/26/2008	1,195

		3,664

	CBA Delaware Finance Inc.
2,800	2.600%—09/08/2008-09/10/2008	2,792
1,500	2.670%—08/05/2008	1,500
4,000	2.720%—10/15/2008	3,977

		8,269

	Danske Corp.
3,700	2.450%—08/11/2008	3,697
1,500	2.510%—08/11/2008	1,499
6,774	2.700%—10/07/2008	6,740

		11,936

COMMERCIAL PAPER—Continued
Principal Amount (000s)		Value (000s)

	Dexia Delaware LLC
$2,000	2.610%—08/21/2008	$1,997
1,700	2.620%—08/19/2008	1,698
1,500	2.630%—09/02/2008	1,496
3,000	2.780%—10/09/2008	2,984
3,700	2.790%—10/06/2008-10/14/2008	3,680

		11,855

	General Electric Capital Corp.
10,900	2.400%—08/01/2008	10,900
	ING U.S. Funding LLC
2,000	2.370%—08/04/2008	2,000
1,000	2.570%—09/23/2008	996
1,000	2.600%—09/17/2008	997
3,500	2.680%—10/24/2008	3,478
3,500	2.810%—08/27/2008	3,493

		10,964

	J.P. Morgan Chase
8,000	2.500%—08/12/2008	7,994
	Lloyds Bank plc
1,500	2.350%—08/04/2008	1,500
4,000	2.600%—08/18/2008	3,995

		5,495

	Royal Bank of Canada
4,000	2.500%—08/27/2008	3,993
	Societe Generale North America Inc.
7,000	2.550%—08/06/2008	6,997
2,800	2.570%—09/18/2008	2,790
2,000	2.600%—09/10/2008	1,994

		11,781

	Svenska Handlsbn Ab
12,000	2.550%—08/11/2008	11,991
	Toronto-Dominion Bank
4,000	2.600%—08/27/2008	4,000
5,700	2.900%—08/29/2008	5,700

		9,700

	UBS Finance
3,400	2.790%—10/14/2008	3,381
2,900	2.800%—10/27/2008	2,880
4,000	2.990%—10/20/2008	3,973
1,400	3.010%—10/24/2008	1,390

		11,624

	Wells Fargo & Co.
11,600	2.380%—08/04/2008-08/07/2008	11,596
	Westpac Banking Corp.
1,500	2.400%—08/06/2008	1,500
2,550	2.570%—08/06/2008	2,549
5,900	2.640%—09/18/2008	5,879

		9,928

	Westpac Trust Securities NZ Ltd
2,000	2.600%—09/18/2008	1,993
TOTAL COMMERCIAL PAPER (Cost $185,535)		185,535

Harbor Money Market Fund

PORTFOLIO OF INVESTMENTS—Continued

REPURCHASE AGREEMENTS—0.1%
(Cost $206)
Principal Amount (000s)		Value (000s)

$206	Repurchase Agreement with State Street Corp. dated July 31, 2008 due August 1, 2008 at 1.100% collateralized by U.S. Treasury Bills (market value $214)	$206

U.S. GOVERNMENT AGENCIES—16.1%
	Federal Home Loan Mortgage
8,000	2.080%—10/14/2008	7,966
11,538	2.180%—08/22/2008	11,523
1,000	2.270%—08/20/2008	999

		20,488

	Federal National Mortgage Association
16,500	2.250%—09/10/2008	16,459

TOTAL U.S. GOVERNMENT AGENCIES (Cost $36,947)		36,947

TOTAL INVESTMENTS—100.2% (Cost $230,188)[a]		230,188
CASH AND OTHER ASSETS, LESS LIABILITIES—(0.2)%		(514)

TOTAL NET ASSETS—100.0%		$229,674

a	The aggregate identified cost on a tax basis is the same.

The accompanying notes are an integral part of the portfolio of investments.

Harbor Funds—Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—July 31, 2008 (Unaudited)

(Currency in thousands)

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Except for Harbor Money Market Fund, debt securities, other than short-term securities with a remaining maturity of less than 60 days, are valued at prices furnished by a pricing service selected by Harbor Capital Advisors, Inc. (the “Adviser”). The pricing service determines valuations for institutional-size trading units of such debt securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term securities with a remaining maturity of less than 60 days are stated at amortized cost which approximates value.

When reliable market quotations are not readily available or when market quotations do not accurately reflect fair value, securities are priced at their fair value, calculated according to procedures adopted by the Board of Trustees, which may include utilizing an independent pricing service. A Fund may use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations or official closing prices for the same securities which means the Fund may value those securities higher or lower than another fund that uses market quotations or official closing prices.

Securities of Harbor Money Market Fund are valued utilizing the amortized cost method as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended, and the Fund’s Rule 2a-7 procedures.

Futures Contracts

To seek to increase total return or hedge against changes in interest rates, securities prices or currency exchange rates, each Fund (except Harbor Money Market Fund) may purchase and sell various kinds of futures contracts, and purchase and write call and put options on these futures contracts. Harbor High-Yield Bond Fund is not authorized to enter into currency futures contracts and options on such contracts. Futures contracts tend to increase or decrease the Fund’s exposure to the underlying instrument or hedge other Fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the contracts’ terms. The maximum potential loss on a long futures contract is the U.S. dollar value of the notional amount at the time the contract is opened. The potential loss on a short futures contract is unlimited. Open futures contracts are valued based on the official daily closing price of futures contracts set by the exchange for the purpose of settling margin accounts, which is referred to as the settlement price. See the “Portfolio of Investments” for each Fund for open futures contracts held as of July 31, 2008.

A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities or other liquid securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin,” and are recorded by the Fund as unrealized gains or losses. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Options

Consistent with its investment policies, each Fund (excluding Harbor Money Market Fund) may use options contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Harbor High-Yield Bond Fund is not authorized to engage in options transactions on currencies. Harbor Bond Fund, Harbor Real Return Fund, and Harbor Short Duration Fund may use options on currencies for cross-hedging purposes. Call options tend to decrease a Fund’s exposure to the underlying instrument. Put options tend to increase a Fund’s exposure to the underlying instrument.

When a Fund purchases an option, the premium paid by the Fund is included in the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the option’s current market value. Purchased options on futures contracts are valued based on the settlement price for the underlying futures contract. If the purchased option expires, the Fund realizes a loss in the amount of the premium. If the Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds

Harbor Funds—Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES—Continued

from the sale are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

When a Fund writes an option, the premium received by the Fund is presented in the Fund’s Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. Written options on equity securities are valued at the last sale price or, in the absence of a sale, the last offering price on the market on which they are principally traded. Written options on futures contracts are valued based on the settlement price for the underlying futures contract. If an option expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option.

The risk in writing a call option is that the Fund relinquishes the opportunity to profit if the market price of the underlying security increases and the option is exercised. In writing a put option, the Fund assumes the risk of incurring a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market, or if the counterparties do not perform under the contracts’ terms.

Swap Agreements

To the extent permitted under their respective investment policies, Harbor Bond Fund, Harbor Real Return Fund and Harbor Short Duration Fund may invest in swap agreements which involve the exchange of cash payments based on the specified terms and conditions of such agreements. A swap is a privately negotiated agreement between two parties to exchange cash flows at specified intervals (payment dates) during the agreed-upon life of the contract. The value of each swap is determined by the counterparty to the swap agreement using a methodology which discounts the expected future cash receipts or disbursements related to the swap. The Funds may also enter into interest rate swap agreements which involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, (e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). Interest rate swaps are marked-to-market daily.

Harbor High-Yield Bond Fund, Harbor Bond Fund, Harbor Real Return Fund and Harbor Short Duration Fund may enter into credit default swap agreements. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation in exchange for the reference obligation. A Fund may be either the buyer or seller in a credit default swap transaction. If a Fund is a buyer and no event of default occurs, the Fund will lose its investment and recover nothing. However, if an event of default occurs, the Fund (if the buyer) will receive the full notional value of the reference obligation that may have little or no value. As a seller, a Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation.

Entering into swap agreements involves, to varying degrees, elements of credit risk, market risk, and interest rate risk in excess of the amount recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there is not a liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in market conditions or interest rates.

Loan Participations and Assignments

Harbor High-Yield Bond Fund, Harbor Bond Fund, Harbor Real Return Fund and Harbor Short Duration Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A

Harbor Funds—Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES—Continued

Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

Inflation-Indexed Bonds

Harbor Real Return Fund invests primarily in inflation-indexed bonds. Harbor Bond Fund and Harbor Short Duration Fund may also invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted based on the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income, even though investors do not receive their principal until maturity.

Mortgage-Related and Other Asset-Backed Securities

Harbor Bond Fund, Harbor Real Return Fund and Harbor Short Duration Fund may invest in mortgage- or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

U.S. Government Securities

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U. S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

TBA/When-Issued Purchase Commitments

Each Fund may enter into TBA (to be announced) and when-issued purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price for a TBA has been established, the principal value has not been finalized. However, the amount of the commitment will not fluctuate more than 2.0% from the principal amount. The price of a when-issued security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated.

A Fund holds, and maintains until the settlement date, cash or liquid securities in an amount sufficient to meet the purchase price. TBA and when-issued purchase commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Fund’s other assets.

Harbor Funds—Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES—Continued

Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Unsettled TBA and when-issued purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation” above.

Although the Fund will generally enter into TBA and when-issued purchase commitments with the intention of acquiring securities for its portfolio, a Fund may dispose of a commitment prior to settlement if the Fund’s subadviser deems it appropriate to do so.

TBA Sale Commitments

Each Fund may enter into TBA sale commitments to hedge portfolio positions or to sell mortgage-backed securities owned under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date on which the commitment was entered.

Short Sales

Each Fund, except Harbor Money Market Fund, may engage in short-selling which obligates the Fund to replace the security borrowed by purchasing it at the market price at the time of replacement. Until the security is replaced, the Fund is required to pay to the lender any accrued interest or dividends, and may be required to pay a premium. The Fund would realize a gain if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would incur a loss as a result of the short sale if the price of the security increases between those dates. Until the Fund replaces the borrowed security, it will maintain in a segregated account or set aside in the Fund’s records cash or liquid securities sufficient to cover its short position. Short sales involve the risk of an unlimited increase in the market price of a security.

Foreign Forward Currency Contracts

Consistent with its investment policies, each Fund, except Harbor High-Yield Bond Fund and Harbor Money Market Fund, may enter into foreign forward currency contracts to facilitate transactions in foreign securities or as a hedge against either specific transactions or portfolio positions. A foreign forward currency contract is an agreement between two parties to buy and sell currencies at a set price on a future date. The U.S. dollar value of the contracts is determined using forward currency exchange rates supplied by a pricing service selected by the Adviser. The contract is marked-to-market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened; however, management of the Fund believes the likelihood of such loss is remote.

Foreign Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on the current exchange rates at period end. Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transaction. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred.

Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S.

Harbor Funds—Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES—Continued

dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not isolated in the Statement of Operations from the effects of changes in market prices of these securities. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Trust’s custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. The value of the underlying assets at the time of purchase is required to be at least equal to the repurchase price to protect the Fund in the event of default by the seller.

Borrowings

Harbor Short Duration Fund may enter into reverse repurchase agreements with third party broker-dealers. The Fund may use reverse repurchase agreements to borrow short term funds. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it establishes and maintains a segregated account with the lender containing liquid high-grade securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of the securities and, if the proceeds from the reverse repurchase agreement are invested in securities, that the market value of securities bought may decline below the repurchase price of securities sold. Activity in reverse repurchase agreements by the Harbor Short Duration Fund for the nine-month period ended July 31, 2008 is as follows:

Category of Aggregate Short-Term Borrowings	Balance at End of Period	Average Interest Rate	Maximum Amount Outstanding During the Period	Average Daily Amount Outstanding During the Period	Average Interest Rate During the Period
Reverse repurchase agreements with maturity dates of 08/01/2008	$0	N/A	$30,863	$1,216	3.96%

NOTE 2—TAX INFORMATION

The identified cost for federal income tax purposes of investments owned by each Fund (including earned discount on corporate short-term notes and commercial paper) and their respective gross unrealized appreciation and depreciation at July 31, 2008 are as follows:

		Gross Unrealized		Net Unrealized Appreciation/ (Depreciation)
	Identified Cost	Appreciation	(Depreciation)
HARBOR FIXED INCOME FUND
Harbor High-Yield Bond Fund	$55,706	$252	$(1,534)	$(1,282)
Harbor Bond Fund*	4,898,128	8,273	(127,100)	(118,827)
Harbor Real Return Fund	155,956	727	(946)	(219)
Harbor Short Duration Fund*	76,423	470	(3,297)	(2,827)

*	Capital loss carryforwards are available which may reduce taxable income from future net realized gain on investments.

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	1.800.422.1050	www.harborfunds.com

Trustees & Officers

David G. Van Hooser

Chairman, President & Trustee

Raymond J. Ball

Trustee

Howard P. Colhoun

Trustee

John P. Gould

Trustee

Rodger F. Smith

Trustee

Charles F. McCain

Chief Compliance Officer

Anmarie S. Kolinski

Treasurer

Erik D. Ojala

Vice President & Secretary

Brian L. Collins

Vice President

Charles P. Ragusa

Vice President

Jodie L. Crotteau

Assistant Secretary

Susan A. DeRoche

Assistant Secretary

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive, 34th Floor

Chicago, IL 60606-4302

Distributor & Principal Underwriter

Harbor Funds Distributors, Inc.

111 South Wacker Drive, 34th Floor

Chicago, IL 60606-4302

312.443.4400

Shareholder Servicing Agent

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

1.800.422.1050

Custodian

State Street Bank & Trust Company

225 Franklin Street

Boston, MA 02110

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Wilmer Cutler Pickering Hale and Dorr LLP

60 State Street

Boston, MA 02109

FD.QSOPH.FIF